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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08895

ING Separate Portfolios (SPorts) Trust

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Scottsdale, AZ	85258
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company, 1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	March 31

Date of reporting period:	March 31, 2013

Item 1. Reports to Stockholders.

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1):

Annual Report

March 31, 2013

Classes P* and SMA

Fixed-Income Fund

■	ING Investment Grade Credit Fund (formerly, ING SPorts Core Fixed Income Fund)

* Patent Pending

E-Delivery Sign-up – details inside

This report is submitted for general information to shareholders of the ING Funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the fund’s investment objectives, risks, charges, expenses and other information. This information should be read carefully.

MUTUAL FUNDS

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You will be notified by e-mail when these communications become available on the internet. Documents that are not available on the internet will continue to be sent by mail.

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the Fund’s website at www.inginvestment.com; and (3) on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov. Information regarding how the Fund voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund’s website at www.inginvestment.com and on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C., and information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330, and is available upon request from the Fund by calling Shareholder Services toll-free at (800) 992-0180.

PRESIDENT’S LETTER

Financial Literacy

Dear Shareholder,

Investment professionals dedicate their careers to developing and applying financial expertise to benefit clients. Not everyone needs to understand investing at that level, but a measure of financial literacy is an important skill in the modern world. Unfortunately, financial literacy is not widespread.

I was reminded of this recently by a New York Times exposé of predatory lending practices targeted at pre- and post-retirees in financial distress. So-called “pension advance” companies lure customers with the promise of easy money, in exchange for a cut of the borrower’s retirement benefits. The lenders skirt regulatory scrutiny by disguising the loans as “advances”; the lending terms are usurious, with interest rates ranging between 36% to more than 100%. In some cases, borrowers are required to take out life insurance policies that name the lender as the sole beneficiary.

The global recession and the slouching economic recovery since have put many under financial strain. For those in desperate circumstances there may be few good choices, but a measure of financial literacy might help avoid the poorest ones. Among these are surely borrowing against your retirement benefits, payday loans, refund anticipation loans and the like. Borrowing from your retirement savings account is less damaging but should only be a last resort, as you are diverting assets that otherwise could potentially compound to your future benefit.

In a recent paper for the National Bureau of Economic Research, Annamaria Lusardi at the George Washington University School of Business and Olivia S. Mitchell at the University of Pennsylvania’s Wharton School, find a stark correlation between financial literacy and wealth accumulation: Those who do not plan are likely to reach retirement with half the wealth of those who do.

Many factors can affect this outcome, among them being less influenced by the choices of peers, choosing less costly investment products and services, and, as we consistently advocate, maintaining a well-diversified investment portfolio. A foundational insight of behavioral psychology is that people tend to overrate their abilities: The less they know about a subject the more their self-assessment diverges from reality. Hence, our oft-repeated advice: Before taking any action, discuss all proposed changes of your investment program thoroughly with your financial advisor.

As always, it is an honor to serve your investment needs at ING Funds. We appreciate your continued confidence in us, and look forward to serving your needs in the future.

Sincerely,

Shaun Mathews

President and Chief Executive Officer

ING Funds

May 1, 2013

The views expressed in the President’s Letter reflect those of the President as of the date of the letter. Any such views are subject to change at any time based upon market or other conditions and the ING Funds disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for an ING Fund are based on numerous factors, may not be relied on as an indication of investment intent on behalf of any ING Fund. Reference to specific company securities should not be construed as recommendations or investment advice.

For more complete information, or to obtain a prospectus for any ING Fund, please call your investment professional or ING Investments Distributor, LLC at (800) 992-0180 or log on to www.inginvestment.com. The prospectus should be read carefully before investing. Consider the fund’s investment objectives, risks, and charges and expenses carefully before investing. The prospectus contains this information and other information about the fund. Check with your investment professional to determine which funds are available for sale within their firm. Not all funds are available for sale at all firms.

1

MARKET PERSPECTIVE:  YEAR ENDED MARCH 31, 2013

In the first half of our fiscal year, global equities, in the form of the MSCI World IndexSM measured in local currencies including net reinvested dividends, edged up 1.10%, recovering from a slump of 11% in two months from early April. In the second half, the Index built on this recovery and ended the fiscal year up 14.25% in the wake of central bank actions that made risky assets much more attractive to hold. (The MSCI World IndexSM returned 11.85% for the one year ended March 31, 2013, measured in U.S. dollars.)

These actions were twofold. Firstly in July, as pessimism about the future of the euro mounted, European Central Bank (“ECB”) President Draghi announced that the ECB was “ready to do whatever it takes to preserve the euro.” He expanded on this in September: under certain conditions, the ECB would buy without limitation the 1-3 year bonds of a country in difficulties. Also in September, Federal Reserve Chairman Bernanke announced a third round of quantitative easing: an additional $40 billion of agency mortgage-backed securities would be purchased monthly. Later, in December, “Operation Twist” was replaced by $45 billion in monthly Treasury purchases. Exceptionally low policy interest rates would remain at least until the unemployment rate fell to 6.5%.

These initiatives were enough to sustain European equities markets through the fiscal year and latterly the view seemed to have taken hold that the existential threat to the euro could be discounted. Even an Italian election stalemate at the end of February and, more seriously in March, a very poorly handled bailout and restructuring of the bloated Cyprus banking system, involving for the first time large losses on uninsured deposits and capital controls, shaved only a few percentage points from returns.

In the U.S., sentiment ebbed and flowed as economic data from retail sales to consumer confidence to durable goods orders were mostly inconclusive. On the employment front, the three-month average of 245,000 new jobs reported in March 2012 slumped to only 94,000 in September, before rebounding to 191,000 in March 2013, with the unemployment rate still uncomfortably high at 7.7%. Third quarter gross domestic product (“GDP”) growth was finalized at 3.1%, but fourth quarter growth was reported in March at just 0.4%. Neither figure seemed representative of true economic activity, and the reality probably lay near the average of the two figures.

In contrast to other economic data, the housing market was undoubtedly on the mend. The final S&P/Case-Shiller 20-City Composite Home Price Index showed a 8.1% year-over-year gain, the most in over six years, while existing home sales in February were the highest since November 2009.

Political gridlock continued. The newly-elected Congress in November looked rather like the old one, and an ominous year-end cocktail of deflationary tax increases and spending cuts was forestalled by an eleventh-hour agreement. But large, indiscriminate federal spending cuts were initiated in March.

In U.S. fixed income markets the Barclays U.S. Aggregate Bond Index (“Barclays Aggregate”) of investment grade bonds rose 3.77% in the fiscal year. The Barclays U.S. Treasury Index, a sub-index of the Barclays Aggregate, underperformed, gaining 3.14%, while the Barclays U.S. Corporate Investment Grade Bond Index, also a sub-index of the Barclays Aggregate, was much stronger, adding 7.47%. The Barclays High-Yield Bond — 2% Issuer Constrained Composite Index surged an equity-like 13.08%.

U.S. equities, represented by the S&P 500® Index including dividends, returned 13.96% in the fiscal year, on the last day breaching the all-time closing high achieved on October 9, 2007. By sector it was a mixed picture. Telecommunications led the way with a return of 26.86%, while healthcare and consumer staples also returned more than 20%. However, only single digit gains were made by the materials sector, while information technology lost 1.12%. Operating earnings per share for S&P 500® companies set a new record in the second quarter of 2012, but as the fiscal year ended, fourth quarter earnings looked likely to come in about 9% below this level.

In currency markets, the dollar rose 4.09% against the euro over the fiscal year and 5.33% against the pound, with both currencies showing late weakness as recovery in Europe seemed ever more distant and as Moody’s relieved the U.K. of its Aaa credit rating. But the dollar soared 13.70% over the yen. Japan’s parliamentary opposition won a landslide victory in December elections and promised unlimited monetary easing.

In international markets, the MSCI Japan® Index jumped 24.00% in the fiscal year, due mainly to the monetary stimulus referred to above. This was despite the dampening effect on Japan’s export-focused economy of the euro zone crisis, of a slowdown in China and (to the outside world at least) a quite unnecessary dispute with that country over a few tiny islands. The Japanese economy entered and pulled out of its third recession in ten years. The MSCI Europe ex UK® Index rose 14.78% due to central bank initiatives, as there was little else to cheer investors, with the exception of Germany. The euro zone’s GDP recorded its fifth straight quarterly fall in the fourth quarter of 2012. Unemployment reached a record 11.9%, within which Spain and Greece both stood above 26%. The composite purchasing managers’ index, a leading indicator of GDP growth, stayed in contraction territory as it had since February 2012. The MSCI UK® Index added 15.47%, boosted by financials but held back by the energy and materials sectors, accounting for some 30% of the index, which actually fell in value. Having grown by 0.9% in the third quarter of 2012, largely due to one-time statistical anomalies, fourth quarter GDP fell by 0.3% with the strong possibility that the U.K. would suffer a “triple dip” recession with negative growth in the first quarter of 2013.

Parentheses denote a negative number.

Past performance does not guarantee future results. The performance quoted represents past performance.

Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. The Fund’s performance is subject to change since the period’s end and may be lower or higher than the performance data shown. Please call (800) 992-0180 or log on to www.inginvestment.com to obtain performance data current to the most recent month end.

Market Perspective reflects the views of ING’s Chief Investment Risk Officer only through the end of the period, and is subject to change based on market and other conditions.

2

BENCHMARK DESCRIPTIONS

Index	Description
Bank of America/Merrill Lynch U.S. 1-10 Year Corporate Bond Index	A market capitalization-weighted index including U.S. domestic investment grade corporate bonds with maturities between one and ten years.
Barclays High Yield Bond — 2% Issuer Constrained Composite Index	An unmanaged index that includes all fixed income securities having a maximum quality rating of Ba1, a minimum amount outstanding of $150 million, and at least one year to maturity.
Barclays U.S. Aggregate Bond Index	An unmanaged index of publicly issued investment grade U.S. Government, mortgage-backed, asset-backed and corporate debt securities.
Barclays U.S. Corporate Investment Grade Bond Index	An unmanaged index consisting of publicly issued, fixed rate, nonconvertible, investment grade debt securities.
Barclays U.S. Treasury Index	An unmanaged index that includes public obligations of the U.S. Treasury. Treasury bills, certain special issues, such as state and local government series bonds (SLGs), as well as U.S. Treasury TIPS and STRIPS, are excluded.
MSCI Europe ex UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Europe, excluding the UK.
MSCI Japan® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Japan.
MSCI UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in the UK.
MSCI World IndexSM	An unmanaged index that measures the performance of over 1,400 securities listed on exchanges in the U.S., Europe, Canada, Australia, New Zealand and the Far East.
S&P 500® Index	An unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.
S&P/Case-Shiller 20-City Composite Home Price Index	A composite index of the home price index for the top 20 Metropolitan Statistical Areas in the United States. The index is published monthly by Standard & Poor’s.

3

ING INVESTMENT GRADE CREDIT FUND	PORTFOLIO MANAGERS’ REPORT

Sector Diversification

as of March 31, 2013

(as a percentage of net assets)

Financials	35.0%
Energy	14.4%
Consumer Discretionary	13.2%
Utilities	9.5%
Consumer Staples	7.5%
Telecommunication Services	7.2%
Information Technology	5.8%
Materials	3.1%
Health Care	2.8%
Assets in Excess of Other Liabilities	1.5%

Net Assets	100.0%

Portfolio holdings are subject to change daily.

ING Investment Grade Credit Fund (the “Fund”) seeks to maximize total return. Total return is a combination of income and capital appreciation. The Fund is managed by Michael Hyman and Kurt Kringelis, Portfolio Managers of ING Investment Management Co. LLC — the Adviser.*

Performance*: For the year ended March 31, 2013, the Fund’s SMA Class shares returned 5.49%, compared to the Barclays U.S. Corporate Index, which returned 7.47% for the same period.

Portfolio Specifics: The Fund seeks to gain additional diversification in credit exposure for certain separately managed account clients and is only available as an embedded structure inside those certain separately managed account strategies. The investor’s full experience includes the securities held inside the Fund, as well as those held outside it in the separately managed account.

Prior to November 15, 2012, the ING Investment Grade Credit Fund was known as the ING SPorts Core Fixed Income Fund. Effective November 15, 2012, the Fund’s name and strategy changed and the

Fund’s benchmark changed from the Bank of America/Merrill Lynch U.S. Corporate 1-10 Year Index to the Barclays U.S. Corporate Index. For both the period prior to November 15, 2012 and the period after November 15, 2012 through March 31, 2013, the Fund performed generally in line with the relevant indices: underperforming the Bank of America/Merrill Lynch U.S. Corporate 1-10 Year Index by approximately 16 basis points in the first period and outperforming the Barclays U.S. Corporate Index by 2 basis points in the second. (A basis point equals one one-hundredth of one percent.)

The Fund maintained a full exposure to corporate bonds during the 12-month period ended March 31, 2013. Spreads for corporates started at about +180 basis points (“bp”) of option-adjusted spread above U.S. Treasuries (“OAS”) at the beginning of the period, to as wide as +220 bp OAS in June 2012, and tightening to 140 bp by the end of the reporting period. We view spreads as being within the range of fair value and generally expect them to move tighter throughout the course of the year if economic growth holds up.

Current Strategy & Outlook: We expect relatively stable but subdued economic growth. The recent troubles in Cyprus illustrate that the financial system, particularly in Europe, has not completely healed despite relatively low volatility. However, the U.S. economy appears to be holding up well despite the budget sequester. We continue to believe that the U.S. consumer engine will be a robust source of economic growth. There is some positive evidence of momentum in the labor market with jobless claims trending down and private sector growth appears to be sustainable. Housing is also showing signs of stabilization. Consumers have deleveraged their balance sheets, improving the potential for consumption growth. Our view is that monetary policy will remain accommodative to allow an opportunity for prudent fiscal tightening. The Fund continues to diversify among investment grade credit securities.

*	On September 6, 2012, the Board of Trustees of the Fund approved proposed changes to the Fund’s name, strategy and benchmark, and redesignating the Fund’s current share class to “Class SMA” to be effective November 16, 2012. On February 15, 2013, Richard Kilbride and Karen Cronk were removed as portfolio managers of the Fund.

Portfolio holdings and characteristics are subject to change and may not be representative of current holdings and characteristics. The outlook for this Fund may differ from that presented for other ING Funds. Performance for the different classes of shares will vary based on differences in fees associated with each class. An index has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index.

Top Ten Holdings

as of March 31, 2013

(as a percentage of net assets)

Time Warner Cable, Inc., 5.000%, 02/01/20	3.3%
General Electric Capital Corp., 4.375%, 09/16/20	3.3%
Vornado Realty L.P., 5.000%, 01/15/22	3.2%
Sunoco Logistics Partners Operations L.P., 4.650%, 02/15/22	3.2%
Transocean, Inc., 4.950%, 11/15/15	3.2%
JPMorgan Chase & Co., 5.125%, 09/15/14	3.1%
PepsiCo, Inc./NC, 3.000%, 08/25/21	3.1%
Wells Fargo & Co., 2.625%, 12/15/16	3.1%
Viacom, Inc., 2.500%, 12/15/16	3.1%
Eastman Chemical Co., 2.400%, 06/01/17	3.1%

Portfolio holdings are subject to change daily.

4

PORTFOLIO MANAGERS’ REPORT	ING INVESTMENT GRADE CREDIT FUND

Average Annual Total Returns for the Periods Ended March 31, 2013
	1 Year	5 Year	Since Inception of Class SMA June 8, 2007		Since Inception of Class P March 1, 2013
Class P	—	—	—		(0.13)%
Class SMA	5.49%	6.58%	7.19%		—
Bank of America/Merrill Lynch Corporate 1-10 Year Index	6.87%	6.88%	6.62	%(1)	0.12%
Barclays U.S. Corporate Index	7.47%	7.88%	7.29	%(1)	(0.08)%

Based on a $10,000 initial investment, the graph and table above illustrate the total return of ING Investment Grade Credit Fund against the indices indicated. An index is unmanaged and has no cash in its portfolio, imposes no sales charge and incurs no operating expenses. An investor cannot invest directly in an index.

The performance graph and table do not reflect the deduction of taxes that a shareholder will pay (if any) on Fund distributions or the redemption of Fund shares.

The Fund does not pay most expenses directly. However, you may pay certain “wrap fees,” which are not included above. The performance shown may include the effect of fee waivers and/or expense reimbursements by the Investment Adviser and/or other service providers, which have the effect of increasing total return. Had all fees and expenses been considered, the total returns would have been lower.

Performance data represents past performance and is no assurance of future results. Investment return and principal value of an investment in the Fund will fluctuate. Shares, when sold, may be worth more or less than their original cost. The Fund’s performance may be lower or higher than the performance data shown. Please log on to www.inginvestment.com or call (800) 992-0180 to get performance through the most recent month end.

This report contains statements that may be “forward-looking” statements. Actual results may differ materially from those projected in the “forward-looking” statements.

The views expressed in this report reflect those of the portfolio managers, only through the end of the period as stated on the cover. The portfolio managers’ views are subject to change at any time based on market and other conditions.

Fund holdings are subject to change daily.

(1)	Since inception performance for the indices is shown from June 1, 2007.

5

SHAREHOLDER EXPENSE EXAMPLE (UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including exchange fees, and (2) ongoing costs, including management fees, and other Fund expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2012 to March 31, 2013. The Fund’s expenses are shown without the imposition of any sales charges or fees and do not reflect any “wrap fees.” Expenses would have been higher if such charges were included.

Actual Expenses

The left section of the table shown below, “Actual Fund Return,” provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The right section of the table shown below, “Hypothetical (5% return before expenses),” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs of the Fund only and do not reflect any wrap fees or transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the hypothetical lines of the table are useful in comparing ongoing costs at the fund level only, and will not help you determine the relative total costs of owning different funds through wrap programs. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Fund Return				Hypothetical (5% return before expenses)
	Beginning Account Value October 1, 2012	Ending Account Value March 31, 2013	Annualized Expense Ratio	Expenses Paid During the Period Ended March 31, 2013*	Beginning Account Value October 1, 2012	Ending Account Value March 31, 2013	Annualized Expense Ratio	Expenses Paid During the Period Ended March 31, 2013*
Class P (1)	$1,000.00	$998.70	0.15%	$0.13	$1,000.00	$1,024.18	0.15%	$0.76
Class SMA	1,000.00	1,005.80	0.00	—	1,000.00	1,024.93	0.00	—

6

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 182/365 to reflect the most recent fiscal half-year.

(1)	Commencement of operations was March 1, 2013. Expenses paid for the actual Funds’ return reflect the 31-day period ended March 31, 2013.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Shareholders and Board of Trustees

ING Separate Portfolios Trust

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of ING Investment Grade Credit Fund (formerly, ING SPorts Core Fixed Income Fund), a series of ING Separate Portfolios Trust, as of March 31, 2013, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2013, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of ING Investment Grade Credit Fund as of March 31, 2013, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts

May 24, 2013

7

STATEMENT OF ASSETS AND LIABILITIES AS OF MARCH 31, 2013

ASSETS:
Investments in securities at fair value*	$10,067,748
Cash	101,542
Receivables:
Interest	75,548
Prepaid expenses	5,271

Reimbursement due from manager	25,252

Total assets	10,275,361

LIABILITIES:
Income distribution payable	28,730
Payable for trustee fees	49
Other accrued expenses and liabilities	21,826

Total liabilities	50,605

NET ASSETS	$10,224,756

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$9,699,149
Distributions in excess of net investment income	(2,940)
Accumulated net realized gain	39,461
Net unrealized appreciation	489,086

NET ASSETS	$10,224,756

* Cost of investments in securities	$9,578,662

Class P
Net assets	$2,989
Shares authorized	unlimited
Par value	$0.001
Shares outstanding	280
Net asset value and redemption price per share	$10.69
Class SMA
Net assets	$10,221,767
Shares authorized	unlimited
Par value	$0.001
Shares outstanding	956,096
Net asset value and redemption price per share	$10.69

See Accompanying Notes to Financial Statements

8

STATEMENT OF OPERATIONS FOR THE YEAR ENDED MARCH 31, 2013

INVESTMENT INCOME:
Interest	$345,864

Total investment income	345,864

EXPENSES:
Transfer agent fees:
Class SMA	42
Shareholder reporting expense	7,022
Registration fees	31,355
Professional fees	36,806
Custody and accounting expense	6,795
Trustee fees	346
Miscellaneous expense	830
Interest expense	10

Total expenses	83,206
Net waived and reimbursed fees	(83,206)

Net expenses	—

Net investment income	345,864

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	106,731

Net realized gain	106,731

Net change in unrealized appreciation (depreciation) on:
Investments	168,586

Net change in unrealized appreciation (depreciation)	168,586

Net realized and unrealized gain	275,317

Increase in net assets resulting from operations	$621,181

See Accompanying Notes to Financial Statements

9

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended March 31, 2013	Year Ended March 31, 2012
FROM OPERATIONS:
Net investment income	$345,864	$305,431
Net realized gain	106,731	27,666
Net change in unrealized appreciation	168,586	309,353

Increase in net assets resulting from operations	621,181	642,450

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class P	(7)	—
Class SMA	(345,857)	(305,431)
Net realized gains:
Class SMA	(81,236)	(137,059)

Total distributions	(427,100)	(442,490)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	1,914,400	4,092,980

	1,914,400	4,092,980
Cost of shares redeemed	(2,862,075)	(689,512)

Net increase (decrease) in net assets resulting from capital share transactions	(947,675)	3,403,468

Net increase (decrease) in net assets	(753,594)	3,603,428

NET ASSETS:
Beginning of year or period	10,978,350	7,374,922

End of year or period	$10,224,756	$10,978,350

Distributions in excess of net investment income at end of year or period	$(2,940)	$(2,940)

See Accompanying Notes to Financial Statements

10

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions							Ratios to average net assets							Supplemental data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions(2)(3)	Expenses net of fee waivers and/ or recoupments if any(2)(3)		Expense net of all reductions/ additions(2)(3)		Net investment income (loss)(2)(3)		Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)		(%)		(%)		($000’s)	(%)
Class P
03-01-13(4) -
03-31-13	10.73	0.03		(0.04)	(0.01)	0.03	—	—	0.03	—	10 .69	(0.13)	0.73	0.15		0.15		2.96		3	29
Class SMA
03-31-13	10.52	0.33		0.25	0.58	0.33	0.08	—	0.41	—	10.69	5.49	0.73	0.00	(5)	0.00	(5)	3.05	(5)	10,222	29
03-31-12	10.28	0.35		0.38	0.73	0.35	0.14	—	0.49	—	10.52	7.20	1.16	0.00	(5)	0.00	(5)	3.33	(5)	10,978	27
03-31-11	10.44	0.40	•	0.15	0.55	0.40	0.31	—	0.71	—	10.28	5.40	1.37	0.00	(5)	0.00	(5)	3.79	(5)	7,375	144
03-31-10	9.48	0.52		1.20	1.72	0.52	0.24	—	0.76	—	10.44	18.48	1.30	0.00	(5)	0.00	(5)	5.02	(5)	5,964	163
03-31-09	10.46	0.51		(0.80)	(0.29)	0.51	0.18	—	0.69	—	9 .48	(2.64)	2.39	0.01	(5)	0.01	(5)	5.24	(5)	5,295	87

(1)	Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and does not reflect the effect of any wrap fees. Total return for periods less than one year is not annualized.
(2)	Annualized for periods less than one year.
(3)	Expense ratios reflect operating expenses of a Fund. Expenses before reductions/additions do not reflect amounts reimbursed by the Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by an Investment Adviser and/or Distributor but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Fund. Net investment income (loss) is net of all such additions or reductions.
(4)	Commencement of operations.
(5)	ING Investment Management Co. LLC has contractually agreed to reimburse all operating expenses of Class SMA indefinitely, except certain extraordinary expenses. Expense ratios do not include fees charged by the program sponsor for participation in a wrap fee program.
•	Calculated using average number of shares outstanding throughout the period.

See Accompanying Notes to Financial Statements

11

NOTES TO FINANCIAL STATEMENTS AS OF MARCH 31, 2013

NOTE 1 — ORGANIZATION

ING Separate Portfolios (“Sports”) Trust (“Trust”) is a Delaware statutory trust and is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (“1940 Act” or the “Act”). The Trust was organized on March 2, 2007 and was established under a Declaration of Trust dated March 2, 2007. It consists of thirteen separately managed series. This report is for ING Investment Grade Credit Fund (“Investment Grade Credit”) (the “Fund”).

The Fund offers Class P and Class SMA shares. The separate classes of shares differ principally in the types of shareholder permitted to invest in each class and the contractual expenses in place for each class. Class P* shares may only be purchased by ING-affiliated products, including: (1) other funds in the ING Funds complex; and (2) collective investment trusts, common investment trusts, and separate accounts sponsored or managed by ING-affiliated entities. Such availability is subject to management’s determination of the appropriateness of investment in Class P shares in light of the level at which advisory fees are charged to the investor. Class SMA shares of the Fund may be purchased by investors who maintain wrap accounts sponsored by an adviser or broker-dealer and are not available as direct investments. Shares of the Fund may be purchased only at the direction of a wrap account sponsor.

Shareholders generally bear the common expenses of a fund and earn income and realized gains/losses from the portfolio pro rata based on the average daily net assets. However, Class SMA does not charge any fees or expenses. ING Investment Management Co. LLC (“ING IM” or the “Investment Adviser”) does not charge any fees to Class SMA or Class P under its investment management agreement (“Management Agreement”). Additionally, the Investment Adviser is absorbing all expenses of operating Class SMA, except certain extraordinary expenses. However, Class SMA is an integral part of separately managed account programs (“wrap programs”) sponsored by investment advisers and broker-dealers that may or may not be affiliated with the Investment Adviser. If you are a participant in a wrap program, you pay a “wrap fee” to the sponsor of the program for the cost and expenses of the program.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Fund in the preparation of its financial statements, and such policies are in conformity with U.S. generally accepted accounting principles (“GAAP”) for investment companies.

*	Patent Pending

A. Security Valuation. All investments in securities are recorded at their estimated fair value, as described below. Investments in equity securities traded on a national securities exchange are valued at the last reported sale price. Securities reported by NASDAQ will be valued at the NASDAQ official closing prices. Securities traded on an exchange or NASDAQ for which there has been no sale and securities traded in the over-the-counter-market are valued at the mean between the last reported bid and ask prices. All investments quoted in foreign currencies are valued daily in U.S. dollars on the basis of the foreign currency exchange rates prevailing at that time. Debt securities with more than 60 days to maturity are valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as yields, maturities, liquidity, ratings and traded prices in similar or identical securities. Investments in open-end mutual funds are valued at the net asset value. Investments in securities of sufficient credit quality maturing in 60 days or less are valued at amortized cost which approximates fair value. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of fair market value obtained from yield data relating to investments or securities with similar characteristics.

Securities and assets for which market quotations are not readily available (which may include certain restricted securities which are subject to limitations as to their sale) or are deemed unreliable are valued at their fair values, as defined by the 1940 Act, and as determined in good faith by or under the supervision of the Fund’s Board of Trustees (“Board”), in accordance with methods that are specifically authorized by the Board. Securities traded on exchanges, including foreign exchanges, which close earlier than the time that the Fund calculates its NAV may also be valued at their fair values, as defined by the 1940 Act and as determined in good faith by or under the supervision of the Board, in accordance with methods that are specifically authorized by the Board. If an event occurs after the time at which the market for foreign securities held by the Fund closes but before the time that the Fund’s NAV is calculated, such event may cause the closing price on the foreign exchange to not represent a readily available reliable market value quotation for such securities at the time the Fund determines its NAV. In such a case, the Fund will use the fair value of such securities as determined under the Fund’s valuation procedures. Events after the close of

12

NOTES TO FINANCIAL STATEMENTS AS OF MARCH 31, 2013 (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING

POLICIES (continued)

trading on a foreign market that could require the Fund to fair value some or all of its foreign securities include, among others, securities trading in the U.S. and other markets, corporate announcements, natural and other disasters, and political and other events.

Among other elements of analysis in the determination of a security’s fair value, the Board has authorized the use of one or more independent research services to assist with such determinations. An independent research service may use statistical analyses and quantitative models to help determine fair value as of the time the Fund calculates its NAV. There can be no assurance that such models accurately reflect the behavior of the applicable markets or the effect of the behavior of such markets on the fair value of securities, or that such markets will continue to behave in a fashion that is consistent with such models. Unlike the closing price of a security on an exchange, fair value determinations employ elements of judgment. Consequently, the fair value assigned to a security may not represent the actual value that the Fund could obtain if it were to sell the security at the time of the close of the New York Stock Exchage (“NYSE”). Pursuant to procedures adopted by the Board, the Fund is not obligated to use the fair valuations suggested by any research service, and valuation recommendations provided by such research services may be overridden if other events have occurred or if other fair valuations are determined in good faith to be more accurate. Unless an event is such that it causes the Fund to determine that the closing prices for one or more securities do not represent readily available reliable fair value quotations at the time the Fund determines its NAV, events that occur between the ime of the close of the foreign market on which they are traded and the close of regular trading on the NYSE will not be reflected in the Fund’s NAV.

Fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and unobservable inputs, including the sub-adviser’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality which are valued at amortized cost, which approximates fair value, are generally considered to be Level 2 securities under applicable accounting rules. A table summarizing the Fund’s investments under these levels of classification is included following the Portfolio of Investments.

The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated the responsibility for applying the valuation methods to the “Pricing Committee” as established by the Fund’s Administrator. The Pricing Committee considers all facts it deems relevant that are reasonably available, through either public information or information available to the Investment Adviser or sub-adviser, when determining the fair value of the security. In the event that a security or asset cannot be valued pursuant to one of the valuation methods established by the Board, the fair value of the security or asset will be determined in good faith by the Pricing Committee. When the Fund uses these fair valuation methods that use significant unobservable inputs to determine its NAV, securities will be priced by a method that the Pricing Committee believes accurately reflects fair value and are categorized as Level 3 of the fair value hierarchy. The methodologies used for valuing securities are not necessarily an indication of the risks of investing in those securities valued in good faith at fair value nor can it be assured the Fund can obtain the fair value assigned to a security if they were to sell the security.

To assess the continuing appropriateness of security valuations, the Pricing Committee may compare prior day prices, prices on comparable securities, and traded prices to the prior or current day prices and the Pricing Committee challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued in good faith at fair value, the Pricing Committee reviews and affirms the reasonableness of the valuation on a regular basis after considering all relevant information that is reasonably available.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and

13

NOTES TO FINANCIAL STATEMENTS AS OF MARCH 31, 2013 (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING

POLICIES (continued)

transfers in or out of the Level 3 category during the period. The end of period timing recognition is used for the transfers between Levels of the Portfolio’s assets and liabilities. A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the end of the period in relation to net assets.

For the year ended March 31, 2013, there have been no significant changes to the fair valuation methodologies.

B. Security Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Fund. Premium amortization and discount accretion are determined by the effective yield method.

C. Distributions to Shareholders. The Fund records distributions to its shareholders on the ex-dividend date. The Fund declares dividends daily and pays dividends monthly. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles for investment companies.

D. Federal Income Taxes. It is the policy of the Fund to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, a federal income tax or excise tax provision is not required. Management has considered the sustainability of the Fund’s tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized or expire.

E. Use of Estimates. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

F. Restricted Securities. The Fund may invest in restricted securities which include those sold under Rule 144A of the Securities Act of 1933 (“1933 Act”) or securities offered pursuant to Section 4(2) of the 1933 Act, and/or are subject to legal or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Restricted securities are fair valued using market quotations when readily available. In the absence of market quotations, the securities are valued based upon their fair value determined in good faith under procedures approved by the Board.

G. Indemnifications. In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, management considers risk of loss from such claims remote.

NOTE 3 — INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from sales of investments for the year ended March 31, 2013, were $3,101,634 and $3,827,925, respectively.

NOTE 4 — INVESTMENT ADVISER, ADMINISTRATOR AND DISTRIBUTION FEES

ING IM, a Delaware limited liability company, serves as the investment adviser to the Fund. The Investment Adviser serves pursuant to the Management Agreement between the Investment Adviser and the Trust, on behalf of the Fund. There are no advisory or other fees payable to the Investment Adviser under the Management Agreement.

ING Funds Services, LLC (“IFS”), acts as administrator and provides certain administrative and shareholder services necessary for Fund operations and is responsible for the supervision of other service providers. The administrator does not receive any fees for its administrative services.

ING Investments Distributor, LLC (the “Distributor” or “IID”) is the principal underwriter of the Fund. The Fund does not pay the Distributor a distribution fee.

14

NOTES TO FINANCIAL STATEMENTS AS OF MARCH 31, 2013 (CONTINUED)

NOTE 5 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

At March 31, 2013 ING Life Insurance and Annuity Company, an indirect, wholly-owned subsidiary of ING U.S., Inc. owned 42.84% of the Fund. Control is defined by the 1940 Act as the beneficial ownership, either directly or through one or more controlled companies, of more than 25% of the voting securities of a company. The 1940 Act defines affiliates as companies that are under common control. Investment activities of these shareholders could have a material impact on the Fund.

The Fund has adopted a Deferred Compensation Plan (the “Plan”), which allows eligible non-affiliated trustees as described in the Plan to defer the receipt of all or a portion of the trustees fees payable. Amounts deferred are treated as though invested in various “notional” funds advised by ING Investment Management Co. LLC or its affiliate, ING Investments, LLC, until distribution in accordance with the Plan.

NOTE 6 — OTHER ACCRUED EXPENSES AND LIABILITIES

At March 31, 2013, the Fund had the following payable included in other accrued expenses and liabilities on the Statement of Assets and Liabilities that exceeded 5% of total liabilities.

Accrued Expense	Amount
Professional	$16,398

NOTE 7 — EXPENSE LIMITATIONS

Pursuant to a written expense limitation agreement (“Expense Limitation Agreement”), between ING IM and the Trust, on behalf of the Fund, ING IM has agreed to absorb and/or reimburse certain fees and expenses. Under the Expense Limitation Agreement, to the extent not inconsistent with U.S. tax requirements, ING IM will absorb and reimburse all ordinary operating expenses of Class SMA and Class P, so that the expenses are 0.00% and 0.15%, respectively. The Expense Limitation Agreement includes the Fund’s share of any fees and expenses of any underlying funds whose shares are held by the Fund from time to time but which exclude portfolio transaction costs, interest, taxes, brokerage commissions, other investment-related costs, extraordinary expenses such as litigation, other expenses not incurred in the ordinary course of the Fund’s business, and expenses of any counsel or other persons or services retained by the Trustees who are not “interested persons” (as defined in the 1940 Act) of ING IM.

The Expense Limitation Agreement is contractual and shall renew automatically for one-year terms unless ING IM or the Trust provides written notice of the termination of the Expense Limitation Agreement within 90 days of the end of the then current term or upon termination of the Management Agreement.

NOTE 8 — LINE OF CREDIT

The Fund, in addition to certain other funds managed by the Investment Adviser, has entered into an unsecured committed revolving line of credit agreement (the “Credit Agreement”) with The Bank of New York Mellon (“BNY”) for an aggregate amount of $125,000,000. The proceeds may be used only to: (1) temporarily finance the purchase and sale of securities, and (2) finance the redemption of shares of an investor in the funds. The funds to which the line of credit is available pay a commitment fee equal to 0.08% per annum on the daily unused portion of the committed line amount payable quarterly in arrears. Generally, borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be made within 60 days after the date of a revolving credit advance. During the year ended March 31, 2013 the Fund did not have any loans outstanding under the Credit Agreement.

15

NOTES TO FINANCIAL STATEMENTS AS OF MARCH 31, 2013 (CONTINUED)

NOTE 9 — CAPITAL SHARES TRANSACTIONS

Transactions in capital shares and dollars were as follows:

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
Class P
3/1/2013(1) - 3/31/2013	280	—	—	—	280	2,989	—	—	—	2,989
Class SMA
3/31/2013	178,523	—	—	(266,363)	(87,840)	1,911,411	—	—	(2,862,075)	(950,664)
3/31/2012	391,939	—	—	(65,613)	326,326	4,092,980	—	—	(689,512)	3,403,468

(1)	Commencement of operations.

NOTE 10 — CONCENTRATION OF INVESTMENT RISKS

All mutual funds involve risk — some more than others — and there is always the chance that you could lose money or not earn as much as you hope. The Fund’s risk profile is largely a factor of the principal securities in which it invests and investment techniques that it uses. For more information regarding the types of securities and investment techniques that may be used by the Fund and its corresponding risks, see the Fund’s most recent Prospectus and/or the Statement of Additional Information.

Foreign Investments. There are certain risks in owning foreign securities, including those resulting from: fluctuations in currency exchange rates; devaluation of currencies; political or economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions; reduced availability of public information concerning issuers; accounting, auditing and financial reporting standards or other regulatory practices and requirements that are not uniform when compared to those applicable to domestic companies; settlement and clearance procedures in some countries that may not be reliable and can result in delays in settlement; higher transaction and custody expenses than for domestic securities; and limitations on foreign ownership of equity securities. Also, securities of many foreign companies may be less liquid and the prices more volatile than those of domestic companies.

Credit Risk. The Fund could lose money if a bond issuer (debtor) fails to repay interest and principal in a timely manner or if it goes bankrupt. This is especially true during periods of economic uncertainty or economic downturns. High-yield/high-risk bonds are especially subject to credit risk and are considered to be mostly speculative in nature.

NOTE 11 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains and wash sale deferrals. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as return of capital.

Dividends paid by the Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

The tax composition of dividends and distributions to shareholders was as follows:

Year Ended March 31, 2013		Year Ended March 31, 2012
Ordinary Income	Long-Term Capital Gains	Ordinary Income	Long-Term Capital Gains
$382,329	$44,771	$364,453	$78,037

The tax-basis components of distributable earnings as of March 31, 2013 were:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Unrealized Appreciation/ (Depreciation)
$53,061	$12,531	$489,086

The Fund’s major tax jurisdictions are U.S. federal and Arizona. The earliest tax year that remains subject to examination by these jurisdictions is 2008.

16

NOTES TO FINANCIAL STATEMENTS AS OF MARCH 31, 2013 (CONTINUED)

NOTE 11 — FEDERAL INCOME TAXES (continued)

As of March 31, 2013, no provision for income tax is required in the Fund’s financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue.

NOTE 12 — SUBSEQUENT EVENTS

Restructuring Plan

The Investment Adviser, ING IM, the Administrator and the Distributor, are indirect, wholly-owned subsidiaries of ING U.S., Inc. (“ING U.S.”). ING U.S. is a U.S.-based financial institution whose subsidiaries operate in the retirement, investment, and insurance industries. As of March 31, 2013, ING U.S. was a wholly-owned subsidiary of ING Groep N.V. (“ING Groep”), which is a global financial institution of Dutch origin, with operations in more than 40 countries.

In October 2009, ING Groep submitted a restructuring plan (the “Restructuring Plan”) to the European Commission in order to receive approval for state aid granted to ING Groep by the Kingdom of the Netherlands in November 2008 and March 2009. To receive approval for this state aid, ING Groep was required to divest its insurance and investment management businesses, including ING U.S., before the end of 2013. In November 2012, the Restructuring Plan was amended to permit ING Groep additional time to complete the divestment. Pursuant to the amended Restructuring Plan, ING Groep must divest at least 25% of ING U.S. by the end of 2013, more than 50% by the end of 2014, and the remaining interest by the end of 2016 (such divestment, the “Separation Plan”).

On November 9, 2012, ING U.S. filed a Registration Statement on Form S-1 (the “Form S-1”) with the U.S. Securities and Exchange Commission (“SEC”) to register an initial public offering of ING U.S. common stock (the “IPO”). On May 1, 2013, this Registration Statement including subsequent amendments became effective and the IPO was priced. The IPO closed on May 7, 2013. ING Groep continues to own a majority of the common stock of ING U.S. ING Groep intends to sell its remaining controlling ownership interest in ING U.S. over time. While the base case for the remainder of the Separation Plan is the divestment of ING Groep’s remaining interest in one or more broadly distributed offerings, all options remain open and it is possible that ING Groep’s divestment of its remaining interest in ING

U.S. may take place by means of a sale to a single buyer or group of buyers.

It is anticipated that one or more of the transactions contemplated by the Separation Plan would result in the automatic termination of the existing advisory and sub-advisory agreements under which the Adviser and sub-adviser(s) provide services to the Fund. In order to ensure that the existing investment advisory and sub-advisory services can continue uninterrupted, the Board approved new advisory and sub-advisory agreements for the Fund in connection with the IPO. In addition, shareholders of the Fund have been asked to approve new investment advisory and sub-advisory agreements prompted by the IPO, as well as any future advisory and sub-advisory agreements prompted by the Separation Plan that are approved by the Board and whose terms are not materially different from the current agreements. Shareholders of the Fund approved new advisory and sub-advisory agreements on May 13, 2013. This means that shareholders may not have another opportunity to vote on a new agreement with the Adviser or an affiliated sub-adviser even if they undergo a change of control, as long as no single person or group of persons acting together gains “control” (as defined in the 1940 Act) of ING U.S.

The Separation Plan, whether implemented through public offerings or other means, may be disruptive to the businesses of ING U.S. and its subsidiaries, including the Adviser and affiliated entities that provide services to the Fund, and may cause, among other things, interruption of business operations or services, diversion of management’s attention from day-to-day operations, reduced access to capital, and loss of key employees or customers. The completion of the Separation Plan is expected to result in the Adviser’s and affiliated entities loss of access to the resources of ING Groep, which could adversely affect their business. Since a portion of the shares of ING U.S., as a stand-alone entity, are publicly held, it is subject to the reporting requirements of the Securities Exchange Act of 1934 as well as other U.S. government and state regulations, and subject to the risk of changing regulation.

The Separation Plan may be implemented in phases. During the time that ING Groep retains a majority interest in ING U.S., circumstances affecting ING Groep, including restrictions or requirements imposed on ING Groep by European and other authorities, may also affect ING U.S. A failure to complete the Separation Plan could create uncertainty about the nature of the relationship between ING U.S. and ING Groep, and could adversely affect ING U.S. and the Adviser and its

17

NOTES TO FINANCIAL STATEMENTS AS OF MARCH 31, 2013 (CONTINUED)

NOTE 12 — SUBSEQUENT EVENTS (continued)

affiliates. Currently, the Adviser and its affiliates do not anticipate that the Separation Plan will have a material adverse impact on their operations or the Fund and its operation.

Proposals

At a meeting of the Board on January 10, 2013, the Board nominated 13 individuals (collectively, the “Nominees”) for election as Trustees of the Trust. The Nominees include Colleen D. Baldwin, John V. Boyer, Patricia W. Chadwick, Peter S. Drotch, J. Michael Earley, Patrick W. Kenny, Sheryl K. Pressler, Roger B. Vincent and Shaun P. Mathews, each of whom is a current member of the Board. In addition, the Board has nominated Albert E. DePrince Jr., Russell H. Jones, Martin J. Gavin, and Joseph E. Obermeyer, each of whom is not currently a member of the Board, but who serves as a director or trustee to other investment companies in the ING Fund complex. The Nominees were approved by shareholders on May 13, 2013. The election of the Nominees is effective on May 21, 2013. These nominations are, in part, the result of an effort on the part of the Board, another board in the ING Fund complex, and the Investment Adviser to the Fund to consolidate the membership of the boards so that the same members serve on each board in the ING Fund complex. The result is that all ING Funds will be governed by a board made up of the same individuals.

Additionally, shareholders of the Fund approved a new investment advisory agreement with ING Investments and a new investment sub-advisory agreement with ING Investment Management Co. LLC. Effective May 13, 2013, under the new investment advisory agreement, ING Investments will receive an advisory agreement equal to 0.40% of the Fund’s average daily net assets.

Dividends

Subsequent to March 31, 2013, the Fund declared dividends from net investment income of:

	Per Share Amount	Payable Date	Record Date
Class P	$0.0278	May 1, 2013	Daily
Class SMA	$0.0292	May 1, 2013	Daily

The Fund has evaluated events occurring after the Statement of Assets and Liabilities date (subsequent events) to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.

18

ING INVESTMENT GRADE CREDIT FUND	PORTFOLIO OF INVESTMENTS AS OF MARCH 31, 2013

Principal Amount†		Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: 98.5%
	Consumer Discretionary: 13.2%
275,000	Comcast Corp., 4.650%, 07/15/42	$281,478	2.7
250,000	DirecTV Holdings, LLC, 3.550%, 03/15/15	261,828	2.6
150,000	McDonald’s Corp., 2.625%, 01/15/22	153,554	1.5
300,000	Time Warner Cable, Inc., 5.000%, 02/01/20	342,048	3.3
300,000	Viacom, Inc., 2.500%, 12/15/16	312,894	3.1
		1,351,802	13.2
	Consumer Staples: 7.5%
150,000	Campbell Soup Co., 2.500%, 08/02/22	143,164	1.4
300,000	Kraft Foods Group, Inc., 1.625%, 06/04/15	304,785	3.0
300,000	PepsiCo, Inc./NC, 3.000%, 08/25/21	315,827	3.1
		763,776	7.5
	Energy: 14.4%
250,000	Apache Corp., 3.625%, 02/01/21	270,339	2.6
27,000	Noble Holding International Ltd., 2.500%, 03/15/17	27,801	0.3
250,000	Noble Holding International Ltd., 3.050%, 03/01/16	260,952	2.5
300,000	Sunoco Logistics Partners Operations L.P., 4.650%, 02/15/22	326,689	3.2
300,000	Transocean, Inc., 4.950%, 11/15/15	324,796	3.2
250,000	Williams Partners L.P., 3.800%, 02/15/15	263,384	2.6
		1,473,961	14.4
	Financials: 35.0%
250,000	American International Group, Inc., 5.850%, 01/16/18	293,401	2.9
250,000	Bank of America Corp., 5.625%, 07/01/20	292,344	2.8
250,000	Citigroup, Inc., 4.875%, 05/07/15	266,682	2.6

Principal Amount†		Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: (continued)
	Financials: (continued)
250,000	CNA Financial Corp., 5.750%, 08/15/21	$295,956	2.9
200,000	Ford Motor Co., 3.000%, 06/12/17	205,398	2.0
300,000	General Electric Capital Corp., 4.375%, 09/16/20	335,756	3.3
300,000	JPMorgan Chase & Co., 5.125%, 09/15/14	318,347	3.1
300,000	MetLife, Inc., 4.125%, 08/13/42	282,500	2.8
100,000	Morgan Stanley, 4.100%, 01/26/15	104,448	1.0
250,000	Murray Street Investment Trust I, 4.647%, 03/09/17	273,721	2.7
250,000	Svenska Handelsbanken AB, 3.125%, 07/12/16	265,606	2.6
300,000	Vornado Realty L.P., 5.000%, 01/15/22	333,161	3.2
300,000	Wells Fargo & Co., 2.625%, 12/15/16	315,580	3.1
		3,582,900	35.0
	Health Care: 2.8%
300,000	UnitedHealth Group, Inc., 3.950%, 10/15/42	284,259	2.8

	Information Technology: 5.8%
250,000	Applied Materials, Inc., 4.300%, 06/15/21	279,141	2.7
300,000	Intel Corp., 1.950%, 10/01/16	311,064	3.1
		590,205	5.8
	Materials: 3.1%
300,000	Eastman Chemical Co., 2.400%, 06/01/17	311,836	3.1

	Telecommunication Services: 7.2%
250,000	AT&T, Inc., 5.350%, 09/01/40	269,071	2.6
200,000	Verizon Communications, Inc., 2.000%, 11/01/16	206,611	2.0
250,000	Vodafone, 2.875%, 03/16/16	263,784	2.6
		739,466	7.2

See Accompanying Notes to Financial Statements

19

ING INVESTMENT GRADE CREDIT FUND	PORTFOLIO OF INVESTMENTS AS OF MARCH 31, 2013 (CONTINUED)

Principal Amount†		Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: (continued)
	Utilities: 9.5%
150,000	Commonwealth Edison Co., 1.625%, 01/15/14	$151,374	1.5
50,000	Consolidated Edison Co. of New York, Inc., 5.500%, 09/15/16	57,840	0.6
100,000	Detroit Edison Co, 3.450%, 10/01/20	109,135	1.1
250,000	Public Service Co. of Colorado, 3.200%, 11/15/20	270,634	2.6
102,000	Public Service Co. of Oklahoma, 6.150%, 08/01/16	117,065	1.1

Principal Amount†		Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: (continued)
	Utilities: (continued)
250,000	Wisconsin Electric Power Co., 2.950%, 09/15/21	$263,495	2.6
		969,543	9.5
	Total Corporate Bonds/Notes (Cost $9,578,662)	10,067,748	98.5

	Assets in Excess of Other Liabilities	157,008	1.5

	Net Assets	$10,224,756	100.0

†	Unless otherwise indicated, principal amount is shown in USD.

Cost for federal income tax purposes is the same as for financial statement purposes.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$562,799
Gross Unrealized Depreciation	(73,713)

Net Unrealized Appreciation	$489,086

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of March 31, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2013
Asset Table
Investments, at fair value
Corporate Bonds/Notes	$—	$10,067,748	$—	$10,067,748

Total Investments, at fair value	$—	$10,067,748	$—	$10,067,748

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

See Accompanying Notes to Financial Statements

20

TAX INFORMATION (UNAUDITED)

Dividends and distributions paid during the year ended March 31, 2013 were as follows:

Fund Name	Type	Per Share Amount

ING Investment Grade Credit Fund
Class P	NII	$0.0259
Class SMA	NII	$0.3281
Class SMA	STCG	$0.0338
Class SMA	LTCG	$0.0415

NII - Net investment income

STCG - Short-term capital gain

LTCG - Long-term capital gain

Pursuant to Internal Revenue Code Section 871(k)(1), the Fund designates 99.99% of net investment income distributions as interest-related dividends.

The Fund designates 100% of its short-term capital gain distributions as short-term capital gain dividends as defined in Internal Revenue Code Section 871(k)(2).

Above figures may differ from those cited elsewhere in this report due to differences in the calculation of income and gains under U.S. generally accepted accounting principles (book) purposes and Internal Revenue Service (tax) purposes.

Shareholders are strongly advised to consult their own tax advisers with respect to the tax consequences of their investments in the Fund. In January, shareholders, excluding corporate shareholders, receive an IRS 1099-DIV regarding the federal tax status of the dividends and distributions they received in the calendar year.

21

TRUSTEE AND OFFICER INFORMATION (UNAUDITED)

The business and affairs of the Trust are managed under the direction of the Trust’s Board. A Trustee, who is not an interested person of the Trust, as defined in the 1940 Act, is an independent trustee (“Independent Trustee”). The Trustees and Officers of the Trust, as of March 31, 2013, are listed below. The Statement of Additional Information includes additional information about trustees of the Trust and is available, without charge, upon request at (800) 992-0180.

Name, Address and Age	Position(s) held with the Trust	Term of Office and Length of Time Served(1)	Principal Occupation(s) – during the Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee(2)	Other Board Positions held by Trustee
Independent Trustees:

Colleen D. Baldwin 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 52	Trustee	July 2007 - Present	President, Glantuam Partners, LLC, a business consulting firm (January 2009 - Present).	142	None.

John V. Boyer 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 59	Trustee	May 2007 - Present	President and Chief Executive Officer, Bechtler Arts Foundation, an arts and education foundation (January 2008 - Present).	142	None.

Patricia W. Chadwick 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 64	Trustee	May 2007 - Present	Consultant and President, Ravengate Partners LLC, a consulting firm that provides advice regarding financial markets and the global economy (January 2000 - Present).	142	Wisconsin Energy Corporation (June 2006 - Present) and The Royce Fund, (35 funds) (December 2009 - Present).

Peter S. Drotch 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 71	Trustee	October 2007 - Present	Retired.	142	First Marblehead Corporation (September 2003 - Present).

J. Michael Earley 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 67	Trustee	May 2007 - Present	Retired. Formerly, Banking President and Chief Executive Officer, Bankers Trust Company, N.A., Des Moines (June 1992 - December 2008).	142	None.

Patrick W. Kenny 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 70	Trustee	May 2007 - Present	Retired. Formerly, President and Chief Executive Officer, International Insurance Society (June 2001 - June 2009).	142	Assured Guaranty Ltd. (April 2004 - Present).

Sheryl K. Pressler 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 62	Trustee	May 2007 - Present	Consultant (May 2001 - Present).	142	Stillwater Mining Company (May 2002 - Present).

Roger B. Vincent 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 67	Chairperson/ Trustee	May 2007 - Present	Retired. Formerly, President, Springwell Corporation, a corporate finance firm (March 1989 - August 2011).	142	UGI Corporation (February 2006 - Present) and UGI Utilities, Inc. (February 2006 – Present).

22

TRUSTEE AND OFFICER INFORMATION (UNAUDITED) (CONTINUED)

Name, Address and Age	Position(s) held with the Trust	Term of Office and Length of Time Served(1)	Principal Occupation(s) – during the Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee(2)	Other Board Positions held by Trustee
Trustees who are “Interested Persons”:

Robert W. Crispin(3) 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 66	Trustee	July 2007 - Present	Retired.	142	Intact Financial Corporation (December 2004 - Present) and PFM Group (November 2010 - Present).

Shaun P. Mathews(3) 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 57	Trustee	May 2007 - Present	President and Chief Executive Officer, ING Investments, LLC (November 2006 - Present).	176	ING Capital Corporation, LLC (December 2005 - Present).

(1)	Subject to the Board’s retirement policy, Trustees serve until their successors are duly elected and qualified. The Board’s retirement policy states that each duly elected or appointed Trustee who is not an “interested person” of the Trust, as defined in the 1940 Act (“Independent Trustees”), shall retire from service as a Trustee at the close of business on December 31 of the calendar year in which the Trustee reaches the age of 73. A majority vote of the Board’s other Independent Trustees may extend the retirement date of a Trustee if such retirement would trigger a requirement to hold a meeting of shareholders of the Trust under applicable law, whether for purposes of appointing a successor to the Trustee or if otherwise necessary to comply with applicable law, in which case the extension would apply until such time as the shareholder meeting can be held or is no longer required (as determined by a vote of a majority of the other Independent Trustees).
(2)	Except for Mr. Mathews and for the purposes of this table, “Fund Complex” means the following investment companies: ING Asia Pacific High Dividend Equity Income Fund; ING Emerging Markets High Dividend Equity Fund; ING Emerging Markets Local Bond Fund; ING Equity Trust; ING Funds Trust; ING Global Equity Dividend and Premium Opportunity Fund; ING Global Advantage and Premium Opportunity Fund; ING Global Strategic Income Fund; ING Infrastructure, Industrials and Materials Fund; ING International High Dividend Equity Income Fund; ING Investors Trust; ING Mayflower Trust; ING Mutual Funds; ING Partners, Inc.; ING Prime Rate Trust; ING Risk Managed Natural Resources Fund; ING Senior Income Fund; ING Separate Portfolios Trust; ING Short Duration High Income Fund; ING Variable Insurance Trust; and ING Variable Products Trust. For Mr. Mathews, the ING Fund Complex also includes the following investment companies: ING Balanced Portfolio, Inc.; ING Intermediate Bond Portfolio; ING Money Market Portfolio; ING Series Fund, Inc.; ING Strategic Allocation Portfolios, Inc.; ING Variable Funds; and ING Variable Portfolios, Inc. Therefore, for the purposes of this table with reference to Mr. Mathews, “Fund Complex” includes these investment companies. The number of funds in the ING Fund Complex is as of March 31, 2013.
(3)	Messrs. Crispin and Mathews are deemed “Interested Persons” of the Trust because of their current or prior affiliation with ING Groep, N.V., the parent corporation of the Investment Adviser(s) and the Distributor.

23

TRUSTEE AND OFFICER INFORMATION (UNAUDITED) (CONTINUED)

Name, Address and Age	Position(s) Held with the Trust	Term of Office and Length of Time Served(1)	Principal Occupation(s) – during the Past 5 Years
Officers:

Shaun P. Mathews 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 57	President and Chief Executive Officer	March 2007 - Present	President and Chief Executive Officer, ING Investments, LLC (November 2006 - Present).

Michael J. Roland 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 54	Executive Vice President	March 2007 - Present	Managing Director and Chief Operating Officer, ING Investments, LLC and ING Funds Services, LLC (April 2012 - Present) and Chief Compliance Officer, Directed Services LLC and ING Investments, LLC (March 2011 - Present). Formerly, Executive Vice President and Chief Operating Officer, ING Investments, LLC and ING Funds Services, LLC (January 2007 - April 2012) and Chief Compliance Officer, ING Funds (March 2011 - February 2012).

Stanley D. Vyner 230 Park Avenue New York, New York 10169 Age: 62	Executive Vice President Chief Investment Risk Officer	March 2007 - Present September 2009 - Present	Executive Vice President, ING Investments, LLC (July 2000 - Present) and Chief Investment Risk Officer, ING Investments, LLC (January 2003 - Present).

Kevin M. Gleason 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 46	Chief Compliance Officer	February 2012 - Present	Senior Vice President, ING Investments, LLC (February 2012 - Present). Formerly, Assistant General Counsel and Assistant Secretary, The Northwestern Mutual Life Insurance Company (June 2004 - January 2012).

Todd Modic 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 45	Senior Vice President, Chief/Principal Financial Officer and Assistant Secretary	March 2007 - Present	Senior Vice President, ING Funds Services, LLC (March 2005 - Present).

Kimberly A. Anderson 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 48	Senior Vice President	March 2007 - Present	Senior Vice President, ING Investments, LLC (October 2003 - Present).

Robert Terris 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 42	Senior Vice President	March 2007 - Present	Senior Vice President, Head of Division Operations, ING Funds Services, LLC (January 2006 - Present).

Julius A. Drelick, III 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 46	Senior Vice President	July 2012 - Present	Senior Vice President - Fund Compliance, ING Funds Services, LLC (June 2012 - Present). Formerly, Vice President - Platform Product Management & Project Management, ING Investments, LLC (April 2007 - June 2012).

Fred Bedoya 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 40	Vice President and Treasurer	September 2012 - Present	Vice President, ING Funds Services, LLC (March 2012 - Present). Formerly, Assistant Vice President - Director, ING Funds Services, LLC (March 2003 - March 2012).

Robyn L. Ichilov 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 45	Vice President	March 2007 - Present	Vice President and Treasurer, ING Funds Services, LLC (November 1995 - Present) and ING Investments, LLC (August 1997 - Present). Formerly, Treasurer, ING Funds (November 1999 - February 2012).

Maria M. Anderson 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 54	Vice President	March 2007 - Present	Vice President, ING Funds Services, LLC (September 2004 - Present).

24

TRUSTEE AND OFFICER INFORMATION (UNAUDITED) (CONTINUED)

Name, Address and Age	Position(s) Held with the Trust	Term of Office and Length of Time Served(1)	Principal Occupation(s) – during the Past 5 Years

Lauren D. Bensinger 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 59	Vice President	March 2007 - Present	Vice President, ING Investments, LLC and ING Funds Services, LLC (February 1996 - Present); Director of Compliance, ING Investments, LLC (October 2004 - Present); and Vice President and Money Laundering Reporting Officer, ING Investments Distributor, LLC ( April 2010 - Present). Formerly, Chief Compliance Officer, ING Investments Distributor, LLC (August 1995 - April 2010).

Jason Kadavy 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 37	Vice President	September 2012 - Present	Vice President, ING Funds Services, LLC (July 2007 - Present).

Kimberly K. Springer 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 55	Vice President	March 2007 - Present	Vice President - Platform Product Management & Project Management, ING Investments, LLC (July 2012 - Present); Vice President, ING Investment Management - ING Funds (March 2010 - Present) and Vice President, ING Funds Services, LLC (March 2006 - Present). Formerly Managing Paralegal, Registration Statements (June 2003 - July 2012).

Craig Wheeler 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 43	Assistant Vice President	May 2008 - Present	Vice President - Director of Tax, ING Funds Services, LLC (March 2013 - Present). Formerly, Assistant Vice President - Director of Tax, ING Funds Services, LLC (March 2008 - March 2013).

Huey P. Falgout, Jr. 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 49	Secretary	March 2007 - Present	Senior Vice President and Chief Counsel, ING Investment Management - ING Funds (March 2010- Present). Formerly, Chief Counsel, ING Americas, U.S. Legal Services (October 2003 - March 2010).

Theresa K. Kelety 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 50	Assistant Secretary	March 2007 - Present	Vice President and Senior Counsel, ING Investment Management - ING Funds (March 2010 - Present). Formerly, Senior Counsel, ING Americas, U.S. Legal Services (April 2008 - March 2010) and Counsel, ING Americas, U.S. Legal Services (April 2003 - April 2008).

Paul A. Caldarelli 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 61	Assistant Secretary	June 2010 - Present	Vice President and Senior Counsel, ING Investment Management - ING Funds (March 2010 - Present). Formerly, Senior Counsel, ING Americas, U.S. Legal Services (April 2008 - March 2010) and Counsel, ING Americas, U.S. Legal Services (May 2005 - April 2008).

(1)	The Officers hold office until the next annual meeting of the Board of Trustees and until their successors shall have been elected and qualified.

25

ADVISORY CONTRACT APPROVAL DISCUSSION (UNAUDITED)

BOARD CONSIDERATION AND RE-APPROVAL OF INVESTMENT ADVISORY CONTRACT

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), provides that, after an initial period, the existing investment advisory contract for ING Investment Grade Credit Fund (formerly, ING SPorts Core Fixed Income Fund, the “Fund”), a series of ING Separate Portfolios Trust (the “Trust”), will remain in effect only if the Board of Trustees (the “Board”) of the Trust, including a majority of Board members who have no direct or indirect interest in the advisory contract, and who are not “interested persons” of the Fund, as such term is defined under the 1940 Act (the “Independent Trustees”), annually review and approve the advisory contract. Thus, at a meeting held on November 29, 2012, the Board, including a majority of the Independent Trustees, considered whether to renew the investment advisory contract (the “Advisory Contract”) between ING Investment Management Co. LLC (the “Adviser”) and the Fund.

The Independent Trustees also held separate meetings on October 24 and November 27, 2012 to consider the renewal of the Advisory Contract. As a result, subsequent references herein to factors considered and determinations made by the Independent Trustees include, as applicable, factors considered and determinations made on those earlier dates by the Independent Trustees.

At its November 29, 2012 meeting, the Board voted to renew the Advisory Contract for the Fund. In reaching this decision, the Board took into account information furnished to it throughout the year at meetings of the Board and the Board’s committees, as well as information prepared specifically in connection with the annual renewal process. Determinations by the Independent Trustees also took into account various factors that they believed, in light of the legal advice furnished to them by K&L Gates LLP (“K&L Gates”), their independent legal counsel, and their own business judgment, to be relevant. Further, while the Board considered at the same meeting the advisory contracts and sub-advisory contracts that were subject to renewal for the investment companies in the ING Fund complex under its jurisdiction (“ING Funds”), the Trustees considered the Fund’s advisory relationship separately.

Provided below is an overview of the Board’s contract approval process in general, as well as a discussion of certain specific factors that the Board considered at its renewal meeting. While the Board gave its attention to the information furnished at the request of the Independent Trustees that was most relevant to its considerations, discussed below are a number of the primary factors relevant to the Board’s consideration as to whether to renew the Advisory Contract for the one-year period ending November 30, 2013. Each Board member may have accorded different weight to the various factors in reaching his or her conclusions with respect to the Fund’s advisory arrangement.

Overview of the Contract Renewal and Approval Process

The Board follows a structured process pursuant to which it seeks and considers relevant information when it decides whether to approve new or existing advisory and sub-advisory arrangements for the ING Funds, including the Fund’s existing Advisory Contract. Among other actions, the Independent Trustees of the Board: retain the services of independent consultants with experience in the mutual fund industry to assist the Independent Trustees in working with the personnel employed by the Adviser or its affiliates who administer the Fund (“Management”) to identify the types of information presented to the Board to inform its deliberations with respect to advisory and sub-advisory relationships and to help evaluate that information; evaluate industry best practices in regard to the consideration of investment advisory and sub-advisory contracts; establish a specific format in which certain requested information is provided to the Board; and determine the process for reviewing such information in connection with advisory and sub-advisory contract renewals and approvals. The result is a process (the “Contract Review Process”) employed by the Board and its Independent Trustees to review and analyze information in connection with the annual renewal of the ING Funds’ advisory and sub-advisory contracts, as well as the review and approval of new advisory and sub-advisory relationships.

Since the Contract Review Process was first implemented, the Board’s membership has changed through periodic retirements of some Trustees and the appointment and election of new Trustees. In addition, the Independent Trustees have reviewed and refined the renewal and approval process at least annually in order to request additional or revised information from Management and address certain unique characteristics related to new or existing ING Funds.

The Board has established (among other committees) two Investment Review Committees (each, an “IRC”), which meet independently and, at times, jointly, and a

26

ADVISORY CONTRACT APPROVAL DISCUSSION (UNAUDITED) (CONTINUED)

Contracts Committee. Among other matters, the Contracts Committee provides oversight with respect to the Contract Review Process, and the Fund is assigned to an IRC, which provides oversight regarding, among other matters, the investment performance of the Adviser. The IRCs may apply a heightened level of scrutiny in cases where performance has lagged the Fund’s relevant benchmark, Lipper, Inc. (“Lipper”) category median, and/or Morningstar, Inc. (“Morningstar”) category median, as applicable.

The type and format of the information provided to the Board or to legal counsel for the Independent Trustees in connection with the Contract Review Process has been codified in a 15(c) methodology guide for the ING Funds (“15(c) Methodology Guide”). This guide was developed under the direction of the Independent Trustees and sets out a blueprint pursuant to which the Independent Trustees request certain information that they deem important to facilitate an informed review in connection with initial and annual approvals of advisory and sub-advisory contracts. The Independent Trustees review and update the 15(c) Methodology Guide annually.

Management provides certain of the information requested by the 15(c) Methodology Guide in Fund Analysis and Comparison Tables (“FACT sheets”) prior to the Independent Trustees’ review of advisory and sub-advisory arrangements (including the Fund’s Advisory Contract). The Independent Trustees previously retained an independent firm to verify and test the accuracy of certain FACT sheets data for a representative sample of the ING Funds. In addition, the Contracts Committee routinely employs the services of an independent consultant to assist in its review and analysis of, among other matters, the 15(c) Methodology Guide, the content and format of the FACT sheets, and the selected peer group of investment companies (“Selected Peer Group”) to be used by the Fund for certain comparison purposes during the renewal process. As part of an ongoing process, the Contracts Committee recommends or considers recommendations from Management for refinements to the 15(c) Methodology Guide and other aspects of the review process, and the Board’s IRCs review benchmarks used to assess the performance of funds in the ING Fund complex.

The Board employed its process for reviewing contracts when considering the renewals of the Fund’s Advisory Contract that would be effective through November 30, 2013. Set forth below is a discussion of many of the Board’s primary considerations and conclusions resulting from this process.

Nature, Extent and Quality of Service

In determining whether to approve the Advisory Contract for the Fund for the year ending November 30, 2013, the Independent Trustees received and evaluated such information as they deemed necessary regarding the nature, extent and quality of services provided to the Fund by the Adviser. This included information regarding the Adviser provided throughout the year at meetings of the Board and its committees, as well as information furnished in connection with the contract renewal meetings.

The materials requested by the Independent Trustees and provided to the Board, K&L Gates and/or independent consultants that assist the Independent Trustees prior to the November 29, 2012 Board meeting included, among other information, the following items for the Fund: (1) FACT sheets that provided information regarding the expenses of the Fund and other similarly managed funds in its Selected Peer Group, as well as information regarding the Fund’s performance, investment portfolio, objective and strategies; (2) reports providing risk and attribution analyses of the Fund; (3) the 15(c) Methodology Guide, which describes how the FACT sheets were prepared, including the manner in which the Fund’s benchmark and Selected Peer Group were selected and how profitability was determined; (4) responses from the Adviser to a series of questions posed by K&L Gates on behalf of the Independent Trustees; (5) copies of the forms of Advisory Contracts; (6) copies of the Forms ADV for the Adviser; (7) financial statements for the Adviser; (8) a draft of a narrative summary addressing key factors the Board customarily considers in evaluating the renewals of the ING Funds (including the Fund’s) advisory contract, including a written analysis for the Fund of how performance, fees and expenses compare to its Selected Peer Group and/or designated benchmark(s); (9) independent analyses of Fund performance by the Trust’s Chief Investment Risk Officer; (10) information regarding net asset flows into and out of the Fund; and (11) other information relevant to the Board’s evaluations.

The Board also noted that pursuant to an agreement with the European Commission, ING Groep, N.V. (“ING Groep”), the ultimate parent company of the Adviser, has announced its intention to divest ING U.S., Inc. (“ING U.S.”), its U.S.-based insurance, retirement services and investment management operations, which include the Adviser, into an independent, standalone company by the end of 2016 (such divestment, the “Separation Plan”). ING U.S. is a wholly

27

ADVISORY CONTRACT APPROVAL DISCUSSION (UNAUDITED) (CONTINUED)

owned, indirect subsidiary of ING Groep and a parent company of the Adviser and the Sub-Adviser. The Board further noted that the Separation Plan may result in the Adviser’s loss of access to the services and resources of its current ultimate parent company, which could adversely affect its businesses and profitability. The Board recognized that the Separation Plan contemplates one or more public offerings and each may be deemed to be a change of control. If a change of control is deemed to take place, the investment advisory and sub-advisory agreements for the ING Funds, including the Fund’s Advisory Contract, would terminate and trigger the necessity for new agreements, which would require the approval of the Board and, potentially, the shareholders of an ING Fund. The Board also recognized that there can be no assurance that the Separation Plan will be carried out. The Board considered the potential effects of the separation on the Fund and the Adviser, including its ability prior to, during and after the separation to perform the same level of service to the Fund as the Adviser currently provides. In this regard, the Board noted that the Adviser does not currently anticipate that the separation would have a material adverse impact on the Fund or its operations and administration. The Separation Plan is discussed in more detail below under “APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY CONTRACTS IN CONNECTION WITH SEPARATION PLAN.”

As of the date of the 2012 Contract Review Process, the Fund had only one class of shares available and this class was used for purposes of comparison. The mutual funds included in the Fund’s Selected Peer Group were selected based upon criteria designed to represent the Fund share class being compared to the Selected Peer Group.

The Board noted that the Fund also benefits from the services of the Adviser’s Investment Risk Management Department (the “IRMD”), under the leadership of the Chief Investment Risk Officer, the costs of which are shared by the Fund and the Adviser. The Board noted that the IRMD regularly presents written materials and reports to the IRC that focus on the investment risks of the Fund. The Board also noted that the IRMD provides the IRC with analyses that are developed to assist the IRC in identifying trends in Fund performance and other areas over consecutive periods. The Board noted that the services provided by the IRMD are meant to provide an additional perspective for the benefit of the IRC, which may vary from the perspective of the Manager Research & Selection (“MR&S”) group.

The MR&S group analyzes both qualitative (such as in-person meetings and telephonic meetings with the ING Funds’ sub-advisers and research on prospective sub-advisers) and quantitative information (such as performance data, portfolio data and attribution analysis) about a sub-adviser and the Fund that it manages. The MR&S group also typically provides in-person reports to the IRCs at their meetings prior to any sub-adviser presentations. In addition, the MR&S group prepares periodic due diligence reports regarding a sub-adviser based on on-site visits and information and analysis, which team members use to attempt to gain and maintain an in-depth understanding of a sub-adviser’s investment processes and to try to identify issues that may be relevant to the sub-adviser’s services to the Fund and/or its performance. The MR&S group provides written reports on these due diligence analyses to the pertinent IRC.

To enable the Board to monitor the performance of a sub-adviser, the MR&S group has developed, based on guidance from the IRCs, a methodology for comparing performance of a Fund to the Fund’s Morningstar category median, Lipper category median, and/or primary benchmark, and the MR&S group provides the IRCs with regular updates on the Fund and alerts the IRCs to potential issues as they arise.

The Board also noted the proactive approach that the Adviser, working in cooperation with the IRC, has taken to advocate or recommend, when it believed appropriate, changes designed to assist in improving the Fund’s performance.

In considering the Fund’s Advisory Contract, the Board also considered the extent of benefits provided to the Fund’s shareholders, beyond advisory services, from being part of the ING Fund complex. This includes, in most cases, the right to exchange or transfer investments, without a sales charge, between the same class of shares of such funds or among ING Funds available on a product platform, and the wide range of ING Funds available for exchange or transfer. The Board also took into account the Adviser’s ongoing efforts to reduce the expenses of the ING Funds through renegotiated arrangements with the ING Funds’ service providers. In addition, the Board considered the efforts of the Adviser and the expenses that it incurred in recent years to help make the ING Fund complex more balanced and efficient by the launch of new investment products and the combinations of similar funds.

Further, the Board received periodic reports showing that the investment policies and restrictions for the

28

ADVISORY CONTRACT APPROVAL DISCUSSION (UNAUDITED) (CONTINUED)

Fund were consistently complied with and other periodic reports covering matters such as compliance by Adviser personnel with codes of ethics. The Board considered reports from the Trust’s Chief Compliance Officer (“CCO”) evaluating whether the regulatory compliance systems and procedures of the Adviser are reasonably designed to assure compliance with the federal securities laws, including those related to, among others, late trading and market timing, best execution, fair value pricing, proxy voting and trade allocation practices. The Board also took into account the CCO’s annual and periodic reports and recommendations with respect to service provider compliance programs. In this regard, the Board also considered the policies and procedures developed by the CCO in consultation with the Board’s Compliance Committee that guide the CCO’s compliance oversight function.

The Board reviewed the level of staffing, quality and experience of the Fund’s portfolio management team. The Board took into account the respective resources and reputation of the Adviser, and evaluated the ability of the Adviser to attract and retain qualified investment advisory personnel. The Board also considered the adequacy of the resources committed to the Fund (and other relevant ING Funds) by the Adviser, and whether those resources are commensurate with the needs of the Fund and are sufficient to sustain appropriate levels of performance and compliance needs. In this regard, the Board considered the financial stability of the Adviser.

Based on their deliberations and the materials presented to them, the Board concluded that the advisory and related services provided by the Adviser are appropriate in light of the Fund’s operations, the competitive landscape of the investment company business, and investor needs, and that the nature and quality of the overall services provided by the Adviser were appropriate.

Fund Performance

In assessing the advisory relationship, the Board placed emphasis on the investment returns of the Fund. While the Board considered the performance reports and discussions with portfolio managers at Board and committee meetings during the year, particular attention in assessing performance was given to the FACT sheets furnished in connection with the renewal process. The FACT sheets prepared for the Fund included its investment performance compared to the Fund’s Morningstar category median, Lipper category median and/or primary benchmark. The FACT sheets performance data was as of June 30, 2012. In addition, the Board also considered at its November 29, 2012 meeting certain additional data regarding performance and Fund asset levels as of September 30 and October 31, 2012.

The Fund’s performance was compared to its Morningstar category median and average, as well as its primary benchmark, a broad-based securities market index that appears in the Fund’s prospectus. With respect to Morningstar quintile rankings, the first quintile represents the highest (best) performance and the fifth quintile represents the lowest performance. The Fund’s management fee and expense ratio were compared to the fees and expense ratios of the funds in its Selected Peer Group.

In considering whether to approve the renewal of the Advisory Contract , the Board considered that, based on performance data for the periods ended June 30, 2012: (1) the Fund outperformed its Morningstar category median for all periods presented, with the exception of the most recent calendar quarter, during which it underperformed; (2) the Fund outperformed its primary benchmark for all periods presented, with the exception of the year-to-date and three-year periods, during which it underperformed; and (3) the Fund is ranked the first (highest) quintile of its Morningstar category for the five-year period, second quintile for the year-to-date period, and third quintile for the most recent calendar quarter, one-year, and three-year periods.

Economies of Scale

When evaluating the reasonableness of the advisory fee rate, the Board considered whether economies of scale likely will be realized by the Adviser as the Fund grows larger and the extent to which any such economies are reflected in the Adviser’s management fee rate. In this regard, the Board noted that the Adviser does not charge the Fund, which is utilized as an investment vehicle by separately managed accounts (“SMAs”), an advisory fee, but those participants in SMAs eligible to invest in the Fund pay fees to the relevant program sponsor.

Information Regarding Services to Other Clients

The Board requested and considered information regarding the nature of services and fee rates offered by the Adviser to other clients, including other registered investment companies and relevant institutional accounts. When fee rates offered to other

29

ADVISORY CONTRACT APPROVAL DISCUSSION (UNAUDITED) (CONTINUED)

clients differed materially from those charged to the Fund, the Board considered any underlying rationale provided by the Adviser for these differences. The Board also noted that the fee rates charged to the Fund and other institutional clients of the Adviser (including other investment companies) may differ materially due to, among other reasons: differences in services; different regulatory requirements associated with registered investment companies, such as the Fund, as compared to non-registered investment company clients; market differences in fee rates that existed when the Fund first was organized; differences in the original sponsors of the Fund that now are managed by the Adviser; investment capacity constraints that existed when certain contracts were first agreed upon or that might exist at present; and different pricing structures that are necessary to be competitive in different marketing channels.

Fee Rates and Profitability

The Board noted Management’s representations that the Fund is a pooled vehicle designed for investment by SMAs and, as such, the Fund waives all fees, leaving a net expense ratio of zero. The Board considered the Fund’s fee rate structure as it relates to the services to be provided under the Advisory Contract and the potential “fall-out” benefits to the Adviser and its affiliates from its association with the Fund.

The Board considered: (1) the fee structure of the Fund as it relates to the services provided under the contracts; and (2) the potential fall-out benefits to the Adviser and its respective affiliates from its association with the Fund. The Board separately determined that the fee rate payable to the Adviser is reasonable for the services that it performs, which were considered in light of the nature, extent and quality of the services that each has performed and is expected to perform.

In considering the fees payable under the Advisory Contract for the Fund, the Board took into account the factors described above and also considered: (1) that the Fund’s Adviser charges no management fee and waives all expenses associated with the operation of the Fund because the Fund is designed for exclusive use within SMAs; (2) there are fees charged at the SMA level; and (3) the pricing structure (not including the fees charged by the SMAs investing in the Fund) of the Fund, as compared to its Selected Peer Group, including that: (a) the management fee rate for the Fund is below the median and the average management fee rate of the funds in its Selected Peer Group; and (b) the expense ratio for the Fund is below the median and the average expense ratios of the funds in its Selected Peer Group.

For the Fund, the Board considered information on revenues, costs and profits realized by the Adviser, which was prepared by Management in accordance with the allocation methodology (including related assumptions) specified in the 15(c) Methodology Guide. In addition, the Board considered information that it requested and was provided by Management with respect to the profitability of service providers affiliated with the Adviser.

Although the 15(c) Methodology Guide establishes certain standards for profit calculation, the Board recognized that profitability analysis on a client-by-client basis is not an exact science and there is no uniform methodology within the asset management industry for determining profitability for this purpose. In this context, the Board realized that Management’s calculations regarding its costs incurred in establishing the infrastructure necessary for the Fund’s operations may not be fully reflected in the expenses allocated to the Fund in determining profitability, and that the information presented may not portray all of the costs borne by the Adviser and Management or capture their entrepreneurial risk associated with offering and managing a mutual fund complex in the current regulatory and market environment. In addition, the Board recognized that the use of different methodologies for purposes of calculating profit data can give rise to dramatically different profit and loss results.

In making its determinations, the Board based its conclusions as to the reasonableness of the advisory fee rate of the Adviser primarily on the factors described for the Fund herein. At the request of the Board, the Adviser has from time to time agreed to implement remedial actions regarding certain ING Funds. These remedial actions have included, among others: reductions in fee rates; changes in portfolio managers; and strategy modifications.

Conclusion

After its deliberation, the Board reached the following conclusions: (1) the Fund’s management fee rate is reasonable in the context of all factors considered by the Board; (2) the Fund’s expense ratio is reasonable in the context of all factors considered by the Board; and (3) the Fund’s performance is reasonable in the context of all factors considered by the Board. Based on these conclusions and other factors, the Board voted to renew the Advisory Contract for the Fund for the year ending November 30, 2013. During this renewal process, different Board members may have given different weight to different individual factors and related conclusions.

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ADVISORY CONTRACT APPROVAL DISCUSSION (UNAUDITED) (CONTINUED)

APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY CONTRACTS IN CONNECTION WITH SEPARATION PLAN

Approval of New Advisory Contract and New Sub-Advisory Contract

ING Groep’s base case to achieve the Separation Plan is through an initial public offering of ING U.S. (the “IPO”) followed by the divestment of ING Groep’s remaining ownership interest over time through one or more additional public offerings of ING U.S. stock, or, possibly, through one or more privately negotiated sales of the stock. (While the Separation Plan is the base case, it is possible that the Separation Plan may be achieved by means of a sale to a single buyer or group of buyers.)

The Fund is subject to the 1940 Act, which provides that any investment advisory agreement must terminate automatically upon its “assignment.” As used in the 1940 Act, the term assignment includes any transfer of a controlling block of outstanding voting securities of an adviser or the parent company of an adviser. Such a transfer is often referred to as a “Change of Control Event.” It is anticipated that one or more of the transactions contemplated by the Separation Plan would be deemed a Change of Control Event.

As described above, the Separation Plan contemplates one or more transactions, commencing with the IPO, that are expected to result ultimately in a direct or indirect “Change of Control Event” for the Adviser, which in turn would result in the automatic termination of the current advisory agreement (“the Current Agreement”). As discussed above, upon inception, the Fund was intended solely as a vehicle for SMAs. ING Investment Management Co. LLC (“ING IM”) has served as adviser to the Fund since May 2007. ING IM and its affiliates typically manage funds using an advisory structure in which ING Investments, LLC (“ING Investments”), and not ING IM, oversees all investment advisory and portfolio management services for a fund but delegates to sub-advisers, including ING IM, the responsibility for investment management, subject to ING Investments’ oversight. The Fund is one of a small group of funds in the ING Fund Complex that do not operate using this advisory structure. In order to align the Fund with other ING Funds, at a meeting of the Board held on November 29, 2012, the Board, including a majority of the independent Trustees (“Independent Trustees”), determined, subject to shareholder approval, to: (1) appoint ING Investments (“New Adviser”) as adviser to the Fund, replacing ING IM; (2) approve a new advisory agreement between the New Adviser and the Fund (“New Advisory Contract”), including the advisory fee rate payable to the New Adviser under the New Advisory Contract; and (3) approve the appointment of ING IM (“New Sub-Adviser”) as the sub-adviser to the Fund, as well as an investment sub-advisory agreement with respect to the Fund (“New Sub-Advisory Contract”).

In determining whether to approve the New Advisory Contract and the New Sub-Advisory Contract (together, the “New Advisory Agreements”) for the Fund, the Board received and evaluated such information as it deemed necessary for an informed determination of whether the New Advisory Contract with ING Investments and the New Sub-Advisory Contract with ING IM should be approved for the Fund. The materials provided to the Board to inform its consideration of whether to approve the New Advisory Agreements included the following: (1) memoranda and related materials provided to the Board in advance of its November 29, 2012 meeting discussing: (a) management’s rationale for appointing ING Investments as adviser and ING IM as sub-adviser to the Fund; (b) management’s representations that it was determined to modify the Fund’s investment mandate so that it can be made available in new distribution channels as an underlying investment grade credit option for institutional investors, including other ING Funds; and (c) ING IM’s considerable firm-wide resources, investment philosophy, and overall investment process; (3) Fund Analysis and Comparison Tables for the Fund that provide information about the performance and projected net expense ratio of the Fund as compared with a representative group of mutual funds with similar investment programs to the investment program of the Fund as modified in connection with the appointment of ING IM; (4) ING Investments’ and ING IM’s responses to inquiries from K&L Gates; (5) supporting documentation, including copies of the forms of the New Advisory Agreements; and (6) other information relevant to the Board’s evaluation.

In reaching its decision to engage ING Investments and ING IM, the Board, including a majority of the Independent Trustees, considered a number of factors, including, but not limited to, the following: (1) the view of ING Investments with respect to the reputation of ING IM as a manager to other ING Funds; (2) the strength and reputation of ING IM in the industry; (3) the nature, extent and quality of the services to be provided by ING Investments and ING IM under the proposed New Advisory Agreements; (4) the personnel,

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ADVISORY CONTRACT APPROVAL DISCUSSION (UNAUDITED) (CONTINUED)

operations, financial condition, and investment management capabilities, methodologies and resources of ING IM and their fit among the stable of managers in the ING Funds line-up; (5) the compensation under the New Advisory Contract and the New Sub-Advisory Contract in light of the services to be provided by ING Investments and ING IM, respectively; (6) the costs for the services to be provided by ING IM, including that the effective management fee rate would not change upon the appointment of ING IM; (7) the sub-advisory fee rate payable by ING Investments to ING IM; (8) ING Investments’ and ING IM’s operations and compliance programs, including the policies and procedures designed to prevent the Fund from violating Federal securities laws; (9) the appropriateness of the selection of ING IM in light of the Fund’s investment objective and investor base; and (10) ING Investments’ and ING IM’s Code of Ethics, which had previously been approved by the Board and related procedures for complying with that Code.

After its deliberation, the Board reached the following conclusions: (1) subject to shareholder approval, ING Investments should be appointed as adviser to the Fund under the New Advisory Contract with the Fund and ING IM should be appointed as sub-adviser to the Fund under the New Sub-Advisory Contract; (2) the advisory fee rate payable to the Adviser and the sub-advisory fee rate payable by ING Investments to ING IM are reasonable in the context of all factors considered by the Board; and (3) ING Investments and ING IM maintain appropriate compliance programs, with this conclusion based upon, among other things, a certification from the Adviser’s Chief Compliance Officer, that ING Investments’ compliance policies and procedures are reasonably designed to prevent the Fund from violating the Federal securities laws, and from the Fund’s Chief Compliance Officer an evaluation that ING IM’s compliance policies and procedures are reasonably designed to prevent the Fund from violating the Federal securities laws. Based on these conclusions and other factors, the Board voted to approve the New Advisory Contract and the New Sub-Advisory Contract for the Fund. During their deliberations, different Board members may have given different weight to different individual factors and related conclusions.

Alternate Approval of Proposed Advisory Agreement

In the event shareholders do not approve the New Advisory Contract and the New Sub-Advisory Contract for the Fund, the Board, including a majority of the

Independent Trustees, determined to approve a proposed new advisory agreement for the Fund (the “Proposed Agreement”). This decision was based on a determination by the Board that, if the New Advisory Contract and the New Sub-Advisory Contract are not approved, it would be in the best interests of the shareholders of the Fund for ING IM as the Adviser to continue providing investment advisory and related services for the Fund, without interruption, as consummation of the Separation Plan proceeds. Shareholder approval of the New Advisory Contract and the New Sub-Advisory Contract would supersede shareholder approval of the Proposed Agreement for the Fund, such that ING Investments would be the Adviser and ING IM would be the Sub-Adviser for the Fund.

The Board was aware that the IPO may not result immediately in a Change of Control Event, but also recognized that the Separation Plan contemplates a series of transactions that are expected to result in one or more Change of Control Events in the future. The Board concluded that approval by shareholders at this time of both the New Advisory Agreements and Proposed Agreement and future agreements that may become effective upon certain Change of Control Events in the future will permit the Fund to benefit from the continuation of services by the Adviser or the New Adviser and New Sub-Adviser and their affiliates throughout the Separation Plan without the need for multiple shareholder meetings. The Board was informed by the Adviser and its counsel that the Adviser is seeking to obtain regulatory assurances that the staff of the SEC would not object to approval of future agreements by shareholders at this time.

Prior to its approval of the Proposed Agreement, the Board reviewed, among other matters, the quality, extent, and nature of the services currently being provided by the Adviser under the Current Agreement and to be provided under the Proposed Agreement. A substantial portion of this review was conducted as part of, and in conjunction with, the Board’s annual reviews of the Current Agreement, which was most recently approved for continuation at an in-person meeting of the Board held on November 29, 2012. During the review process that led to its approval of the Current Agreement on November 29, 2012, the Board was aware that it likely would be asked in the very near future to consider approval of the Proposed Agreement.

On November 29, 2012, as applicable, the Board concluded, in light of all factors it considered, including undertakings by the Adviser relating to certain follow-up

32

ADVISORY CONTRACT APPROVAL DISCUSSION (UNAUDITED) (CONTINUED)

actions, that the approval of the Current Agreement was in the best interests of the Fund and its shareholders and that the fee rate set forth in the Current Agreement was fair and reasonable. Among other factors, the Board considered: (1) the nature, extent and quality of services provided and to be provided under the Current Agreement; (2) the extent to which economies of scale are reflected in the fee rate schedule under the Current Agreement; (3) the existence of any “fall-out” benefits to the Adviser and its affiliates; (4) a comparison of fee rates, expense ratios, and investment performance to those of similar funds; and (5) the costs incurred and profits realized by the Adviser and its affiliates with respect to their services to the Fund. A further description of the process followed by the Board in approving the continuation of the Current Agreement as well as approval of the New Advisory Agreement on November 29, 2012, including the information reviewed, certain material factors considered and certain related conclusions reached, is set forth above under the section titled “BOARD CONSIDERATION AND RE-APPROVAL OF INVESTMENT ADVISORY CONTRACT.”

In connection with its approval of the Proposed Agreement, on January 10, 2013, the Board considered its conclusions in connection with its November 29, 2012 approval of that Current Agreement that was in effect on that date, including the Board’s general satisfaction with the nature, extent and quality of services being provided and, as applicable, actions taken or to be taken in certain instances to improve the relationship between the costs and the quality of services being provided. Also in connection with its January 10, 2013 approvals of the Proposed Agreement, the Board considered a representation made to it on that date by the Adviser’s president that there were no additional developments not already disclosed to the Board since November 29, 2012 that would be a material consideration to the Board in connection with its consideration of the Proposed Agreement.

As a result, in addition to the information identified above, in considering the Proposed Agreement, the Board focused its review on, and requested and evaluated other information relating to, the potential impact of implementing the Separation Plan on the operations, personnel, organizational structure, capitalization, and financial and other resources of the Adviser and its affiliates that render investment advisory, administrative, distribution, compliance and other services to the Fund. When making its decisions on January 10, 2013, the Board took into account that, commencing in early 2011, it had posed ongoing inquiries to, and received regular updates from, management relating to the Separation Plan.

Between November 2012 and January 2013, the Board and its committees accelerated their due diligence processes by engaging in an extensive review and analysis of additional information regarding the proposed IPO and related matters. This analysis focused on, among other matters, the expectations for continuity and stability of ING U.S. throughout implementation of the Separation Plan and thereafter. In this connection, the Board considered that the Separation Plan is being implemented as a result of legal and regulatory commitments by ING Groep, that the Board generally has been satisfied with the nature, extent and quality of the services provided to the Fund, including investment advisory, administrative and support services, and that it would be in the Fund’s best interests to maintain continuity and stability of the services currently being provided. The Board carefully considered ING U.S.’s anticipated future plans related to capitalization, operational matters, and the retention of current levels of staffing and related compensation structures, as well as the desires of its senior executives and key employees and the importance of the investment management operations within the ING U.S. business structure going forward.

Among other steps in its nearly two-year due diligence process, which accelerated upon ING U.S.’s Form S-1 filing, the following actions were taken and considered by or on behalf of the Board:

1. The Independent Trustees solicited and received ongoing advice regarding the Board’s legal duties from K&L Gates, legal counsel for such Board members, which law firm has extensive experience regarding such matters.

2. The Independent Trustees established an Ad Hoc IPO Transaction Committee (the “IPO Committee”), consisting exclusively of Independent Trustees, to help oversee, coordinate, and perform portions of the Board’s due diligence activities. In this connection, the IPO Committee considered, among other matters, relevant legal guidance and the processes followed by certain other investment company boards of directors or trustees when they approved contracts in connection with Change of Control events.

3. The Independent Trustees, with assistance from K&L Gates, prepared written inquiries to the Adviser and its affiliates regarding the IPO, including details regarding ING U.S.’s anticipated business plan for continuing operations after the IPO and potential Change of Control Events.

4. The Board received and evaluated written responses from the Adviser and its affiliates pursuant to inquiries made on the Board’s behalf. These evaluations

33

ADVISORY CONTRACT APPROVAL DISCUSSION (UNAUDITED) (CONTINUED)

were conducted through a series of separate meetings by the Board’s Audit Committee, Compliance Committee, Contracts Committee, Domestic Equity Funds Investment Review Committee, International/Balanced/Fixed Income Funds Investment Review Committee, Nominating and Governance Committee, and IPO Committee (collectively, the “Committees”), and by the Independent Trustees (which, at times, included one or both Board members who are not Independent Trustees). With respect to services to be rendered to the Fund by ING U.S. during implementation of the Separation Plan, each Committee evaluated matters relating to those services typically overseen by such Committee (and, in the case of the IPO Committee, relevant matters not otherwise assigned to a standing Committee). Future references herein to actions taken by the Board or the Independent Trustees may include, in some instances, actions taken by one or more of the Committees.

5. The Board requested and participated in a series of in-person and/or telephonic meetings involving presentations from senior management personnel at ING U.S. (including its Chief Executive Officer, Chief Operating Officer, Chief Risk Officer, Head of Corporate Development, Head of Proprietary Investments, and the heads of each proposed primary operating unit of ING U.S.), as well as from senior management of the Adviser and its affiliates, including senior human resources personnel, senior investment personnel, and senior compliance personnel of the Adviser. The Board also requested and had such meetings with the Fund’s Chief Compliance Officer and Chief Investment Risk Officer who, as a matter of course, report directly to the Board or its Committees.

6. The Board received and reviewed the preliminary Form S-1 that contained extensive information relating to, among other matters, ING U.S.’s anticipated business plans and financial structure. In this connection, the Board considered, among other matters: the anticipated arrangements between ING Groep and ING U.S. over the course of the Separation Plan; the anticipated use of potential proceeds of the capital that would be raised through the Form S-1 offering (including that portion of potential proceeds that may be retained by ING Groep and that portion that may be dedicated to the capitalization and operations of ING U.S., including its asset management operations); the potential short-term and long-term financial consequences to ING U.S. of the closed book of variable annuity business that would be maintained by ING U.S.-affiliated insurance companies; and other information provided by the Adviser and its affiliates.

7. K&L Gates retained Grail Partners LLC (“Grail”), an independent investment banking firm with extensive experience relating to business operations such as those to be conducted by ING U.S., in order to help K&L Gates evaluate and advise the Board with respect to, among other matters, details of ING U.S.’s anticipated business plan and financial capitalization as set forth in its Form S-1 and related information provided by the Adviser and its affiliates, including the potential implications to the Adviser and its non-insurance affiliates of insurance regulations and related capitalization matters. The Independent Trustees or IPO Committee members attended certain in-person and telephone conference call meetings at which Grail rendered advice to K&L Gates regarding these matters and responded to questions.

8. The Independent Trustees, the Board, and many of its Committees held in-person meetings on November 27, 28, and 29, 2012 during which, among other actions, they evaluated the responsive due diligence information provided to date by the Adviser and its affiliates, and considered input from K&L Gates, Grail, and others regarding the Form S-1. At the conclusion of these meetings, the Independent Trustees and the Committees posed to the Adviser and its affiliates a series of follow-up information requests.

9. Among the follow-up actions arising from the November 27, 28, and 29 meetings, the Independent Trustees requested and received written assurances that the Adviser and its affiliates: are committed to maintaining appropriate levels of overall staffing, ongoing resources and service quality; and throughout the time period during which the Separation Plan is implemented, will notify and consult with the Board in advance if management proposes to take certain actions with respect to these matters. The Board considered that such services include, but are not limited to, portfolio management services, administrative services, and regulatory compliance services. In this regard, the Board considered representations by the Adviser and its affiliates that their separation from ING Groep as contemplated by the Separation Plan will not lead to a reduction in the quality or scope of these and other services provided by those firms to the Fund. The Board also considered that the importance of the asset management operations to the overall success of ING U.S., as described by the Form S-1 and during presentations by senior ING U.S. management personnel, could provide a strong incentive to ING U.S. to provide appropriate resource allocations to support those asset management operations.

34

ADVISORY CONTRACT APPROVAL DISCUSSION (UNAUDITED) (CONTINUED)

10. The Board considered representations by the Adviser and its affiliates that approval of the Proposed Agreement would be necessary for the Fund to continue receiving investment management services from the Adviser following the Change of Control Events contemplated by the Separation Plan.

11. The Board considered representations by the Adviser and its affiliates, as well as related supporting documentation, indicating that the Proposed Agreement, including the fees payable thereunder, are substantially similar to and, in any event, are no less favorable to the Fund than, the terms of the corresponding Current Agreement.

12. The Board considered that, to the extent that the Proposed Agreement does have changes, those changes are designed to benefit shareholders and/or to provide management, subject to Board supervision, with greater flexibility to manage the Fund in a manner consistent with stated investment objectives. In this connection, the Board considered, among other matters, the Adviser’s representation that no material changes would be made to the Proposed Agreement, as compared to the Current Agreement, with respect to the material contractual terms that were previously negotiated under which the Fund and its Adviser currently operate, including contractual provisions relating to fees and expenses.

13. The Board considered representations by the Adviser and its affiliates, including senior investment management personnel, as well as related supporting documentation, indicating that: (a) the Adviser can be expected to provide services of the same nature, extent, and quality under the Proposed Agreement as are provided thereby under the Current Agreement; and (b) the Separation Plan is not expected to result in any changes to: (i) the management of the Fund, including the continuity of the Fund’s portfolio managers and other personnel responsible for the management operations of the Fund; or (ii) the investment objective of or the principal investment strategies used to manage any of the Fund.

14. The Board considered the steps by the Adviser and its affiliates that have been taken and are planned to be taken to retain the employment of key personnel, including incentive compensation plan arrangements, as well as the overall positive indications by many such personnel regarding the opportunities presented by the Separation Plan to create and grow an investment management operation that is independent from other ING Groep banking and insurance operations that will not be part of ING U.S.

15. The Board considered that the Adviser and its affiliates have agreed to bear all expenses associated with obtaining shareholder approval of the Proposed Agreement.

16. The Board considered ING U.S.’s preliminary “branding” plans regarding the future name of its asset management operations, as well as its anticipated ability to continue to use the “ING” brand name for such operations for a period of time following the IPO.

17. The Board considered the advice provided by Dechert LLP, legal counsel to the Fund and the Adviser, with respect to the Proposed Agreement (including advice relating to the process and timing of seeking shareholder approval of the Proposed Agreement, and whether shareholder approvals would be required in connection with any future aspects of the Separation Plan following the IPO) and regarding the Board’s role and responsibilities with respect to ING Groep’s restructuring.

18. The Board considered the legal obligation of ING Groep under the Separation Plan to divest its ownership interest in ING U.S., as well as certain potential advantages and disadvantages to shareholders of the Fund of this divestiture, and certain potential advantages and disadvantages of alternative divestiture actions that ING Groep might be forced to take if the Proposed Agreement are not approved by the Board or by shareholders of the Fund.

19. The Board considered peer group and benchmark investment performance comparison data relating to the Fund that was more current than related comparison data considered by it in connection with the November 29, 2012 approvals of the Current Agreement.

20. The Board considered actions taken by the Adviser subsequent to the November 29, 2012 approvals of the Current Agreement with respect to certain ING Funds in response to requests made by the Board in connection with those approvals.

21. The Board considered the potential benefits to be realized by the Adviser and its affiliates as a result of the Proposed Agreement.

22. The Board considered that, if shareholders approve the Proposed Agreement, the Board currently expects to continue to conduct an annual contracts review process consistent with the process it would have conducted had the Current Agreement continued in effect and not been replaced by the Proposed Agreement, notwithstanding the two-year initial term

35

ADVISORY CONTRACT APPROVAL DISCUSSION (UNAUDITED) (CONTINUED)

set forth in the Proposed Agreement. For example, if the Proposed Agreement is approved by shareholders in 2013, the Board would not legally be required to review or renew that contract until 2015. However, the Board currently intends to conduct annual reviews of such contract in 2013 and 2014, and ING has consented to this process. Thus, the Board emphasized that it would be able to, and intends to, monitor on a regular basis the ability of the Adviser and its affiliates to comply with their undertakings to the Board and to monitor on an ongoing basis the quality of services to, and expenses of, the Fund. In addition, the Board considered that, under the Proposed Agreement, it will continue to have the authority, should the need arise in its view, to terminate any of the Proposed Agreement without penalty upon 60 days’ notice.

Based on the foregoing and other relevant considerations, at a meeting of the Board held on January 10, 2013, the Board, including a majority of the Independent Trustees,

voted to approve the Proposed Agreement and to recommend approval of the Proposed Agreement by shareholders of the Fund. In this connection, the Board concluded that, in light of all factors considered, the terms of the Proposed Agreement, including fee rates, were fair and reasonable, and that it would be in the best interests of shareholders of the Fund to approve the Proposed Agreement so as to enable there to be a continuation without interruption of the current services being provided by the current service providers pursuant to the Current Agreement. In this connection, the Board noted that no one factor was determinative of its decisions which, instead, were premised upon the totality of factors considered. In this connection, the Board also noted that different Board members likely placed emphasis on different factors in reaching their individual conclusions to vote in favor of the Proposed Agreement and to recommend approval of the Proposed Agreement to shareholders.

36

Investment Adviser

ING Investment Management Co. LLC

230 Park Avenue

New York, New York 10169

Administrator

ING Funds Services, LLC

7337 East Doubletree Ranch Road, Suite 100

Scottsdale, Arizona 85258

Distributor

ING Investments Distributor, LLC

7337 East Doubletree Ranch Road, Suite 100

Scottsdale, Arizona 85258

Transfer Agent

BNY Mellon Investment Servicing (U.S.) Inc.

301 Bellevue Parkway

Wilmington, Delaware 19809

Independent Registered Public Accounting Firm

KPMG LLP

Two Financial Center

60 South Street

Boston, Massachusetts 02111

Custodian

The Bank of New York Mellon

One Wall Street

New York, New York 10286

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

For more complete information, or to obtain a prospectus on any ING Fund, please call your Investment Professional or ING Investments Distributor, LLC at (800) 992-0180 or log on to www.inginvestment.com. The prospectus should be read carefully before investing. Consider the fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this information and other information about the fund.

AR-IGCFSMA	(0313-052413)

Annual Report

March 31, 2013

Class P*

■	ING Emerging Markets Corporate Debt Fund

■	ING Emerging Markets Hard Currency Debt Fund

■	ING Emerging Markets Local Currency Debt Fund

*	Patent Pending

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This report is submitted for general information to shareholders of the ING Funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.

MUTUAL FUNDS

President’s Letter	1
Market Perspective	2
Portfolio Managers’ Reports	4
Shareholder Expense Examples	10
Report of Independent Registered Public Accounting Firm	11
Statements of Assets and Liabilities	12
Statements of Operations	13
Statements of Changes in Net Assets	14
Financial Highlights	15
Notes to Financial Statements	16
Summary Portfolios of Investments	28
Tax Information	47
Trustee and Officer Information	48

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PROXY VOTING INFORMATION

A description of the policies and procedures that the Funds use to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the Funds’ website at www.inginvestment.com; and (3) on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov. Information regarding how the Funds voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Funds’ website at www.inginvestment.com and on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This report contains a summary portfolio of investments for the Funds. The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The Funds’ Forms N-Q, as well as a complete portfolio of investments, are available without charge upon request from the Fund by calling Shareholder Services toll-free at (800) 992-0180.

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PRESIDENT’S LETTER

Financial Literacy

Dear Shareholder,

Investment professionals dedicate their careers to developing and applying financial expertise to benefit clients. Not everyone needs to understand investing at that level, but a measure of financial literacy is an important skill in the modern world. Unfortunately, financial literacy is not widespread.

I was reminded of this recently by a New York Times exposé of predatory lending practices targeted at pre- and post-retirees in financial distress. So-called “pension advance” companies lure customers with the promise of easy money, in exchange for a cut of the borrower’s retirement benefits. The lenders skirt regulatory scrutiny by disguising the loans as “advances”; the lending terms are usurious, with interest rates ranging between 36% to more than 100%. In some cases, borrowers are required to take out life insurance policies that name the lender as the sole beneficiary.

The global recession and the slouching economic recovery since have put many under financial strain. For those in desperate circumstances there may be few good choices, but a measure of financial literacy might help avoid the poorest ones. Among these are surely borrowing against your retirement benefits, payday loans, refund anticipation loans and the like. Borrowing from your retirement savings account is less damaging but should only be a last resort, as you are diverting assets that otherwise could potentially compound to your future benefit.

In a recent paper for the National Bureau of Economic Research, Annamaria Lusardi at the George Washington University School of Business and Olivia S. Mitchell at the University of Pennsylvania’s Wharton School, find a stark correlation between financial literacy and wealth accumulation: Those who do not plan are likely to reach retirement with half the wealth of those who do.

Many factors can affect this outcome, among them being less influenced by the choices of peers, choosing less costly investment products and services, and, as we consistently advocate, maintaining a well-diversified investment portfolio. A foundational insight of behavioral psychology is that people tend to overrate their abilities: The less they know about a subject the more their self-assessment diverges from reality. Hence, our oft-repeated advice: Before taking any action, discuss all proposed changes of your investment program thoroughly with your financial advisor.

As always, it is an honor to serve your investment needs at ING Funds. We appreciate your continued confidence in us, and look forward to serving your needs in the future.

Sincerely,

Shaun Mathews
President and Chief Executive Officer
ING Funds
May 1, 2013

The views expressed in the President’s Letter reflect those of the President as of the date of the letter. Any such views are subject to change at any time based upon market or other conditions and the ING Funds disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for an ING Fund are based on numerous factors, may not be relied on as an indication of investment intent on behalf of any ING Fund. Reference to specific company securities should not be construed as recommendations or investment advice.

For more complete information, or to obtain a prospectus for any ING Fund, please call your investment professional or ING Investments Distributor, LLC at (800) 992-0180 or log on to www.inginvestment.com. The prospectus should be read carefully before investing. Consider the fund’s investment objectives, risks, and charges and expenses carefully before investing. The prospectus contains this information and other information about the fund. Check with your investment professional to determine which funds are available for sale within their firm. Not all funds are available for sale at all firms.

MARKET PERSPECTIVE:  YEAR ENDED MARCH 31, 2013

In the first half of our fiscal year, global equities, in the form of the MSCI World IndexSM measured in local currencies including net reinvested dividends, edged up 1.10%, recovering from a slump of 11% in two months from early April. In the second half, the Index built on this recovery and ended the fiscal year up 14.25% in the wake of central bank actions that made risky assets much more attractive to hold. (The MSCI World IndexSM returned 11.85% for the one year ended March 31, 2013, measured in U.S. dollars.)

These actions were twofold. Firstly in July, as pessimism about the future of the euro mounted, European Central Bank (“ECB”) President Draghi announced that the ECB was “ready to do whatever it takes to preserve the euro.” He expanded on this in September: under certain conditions, the ECB would buy without limitation the 1-3 year bonds of a country in difficulties. Also in September, Federal Reserve Chairman Bernanke announced a third round of quantitative easing: an additional $40 billion of agency mortgage-backed securities would be purchased monthly. Later, in December, “Operation Twist” was replaced by $45 billion in monthly Treasury purchases. Exceptionally low policy interest rates would remain at least until the unemployment rate fell to 6.5%.

These initiatives were enough to sustain European equities markets through the fiscal year and latterly the view seemed to have taken hold that the existential threat to the euro could be discounted. Even an Italian election stalemate at the end of February and, more seriously in March, a very poorly handled bailout and restructuring of the bloated Cyprus banking system, involving for the first time large losses on uninsured deposits and capital controls, shaved only a few percentage points from returns.

In the U.S., sentiment ebbed and flowed as economic data from retail sales to consumer confidence to durable goods orders were mostly inconclusive. On the employment front, the three-month average of 245,000 new jobs reported in March 2012 slumped to only 94,000 in September, before rebounding to 191,000 in March 2013, with the unemployment rate still uncomfortably high at 7.7%. Third quarter gross domestic product (“GDP”) growth was finalized at 3.1%, but fourth quarter growth was reported in March at just 0.4%. Neither figure seemed representative of true economic activity, and the reality probably lay near the average of the two figures.

In contrast to other economic data, the housing market was undoubtedly on the mend. The final S&P/Case-Shiller 20-City Composite Home Price Index showed a 8.1% year-over-year gain, the most in over six years, while existing home sales in February were the highest since November 2009.

Political gridlock continued. The newly-elected Congress in November looked rather like the old one, and an ominous year-end cocktail of deflationary tax increases and spending cuts was forestalled by an eleventh-hour agreement. But large, indiscriminate federal spending cuts were initiated in March.

In U.S. fixed income markets the Barclays U.S. Aggregate Bond Index (“Barclays Aggregate”) of investment grade bonds rose 3.77% in the fiscal year. The Barclays U.S. Treasury Index, a sub-index of the Barclays Aggregate, underperformed, gaining 3.14%, while the Barclays U.S. Corporate Investment Grade Bond Index, also a sub-index of the Barclays Aggregate, was much stronger, adding 7.47%. The Barclays High-Yield Bond — 2% Issuer Constrained Composite Index surged an equity-like 13.08%.

U.S. equities, represented by the S&P 500® Index including dividends, returned 13.96% in the fiscal year, on the last day breaching the all-time closing high achieved on October 9, 2007. By sector it was a mixed picture. Telecommunications led the way with a return of 26.86%, while healthcare and consumer staples also returned more than 20%. However, only single digit gains were made by the materials sector, while information technology lost 1.12%. Operating earnings per share for S&P 500® companies set a new record in the second quarter of 2012, but as the fiscal year ended, fourth quarter earnings looked likely to come in about 9% below this level.

In currency markets, the dollar rose 4.09% against the euro over the fiscal year and 5.33% against the pound, with both currencies showing late weakness as recovery in Europe seemed ever more distant and as Moody’s relieved the U.K. of its Aaa credit rating. But the dollar soared 13.70% over the yen. Japan’s parliamentary opposition won a landslide victory in December elections and promised unlimited monetary easing.

In international markets, the MSCI Japan® Index jumped 24.00% in the fiscal year, due mainly to the monetary stimulus referred to above. This was despite the dampening effect on Japan’s export-focused economy of the euro zone crisis, of a slowdown in China and (to the outside world at least) a quite unnecessary dispute with that country over a few tiny islands. The Japanese economy entered and pulled out of its third recession in ten years. The MSCI Europe ex UK® Index rose 14.78% due to central bank initiatives, as there was little else to cheer investors, with the exception of Germany. The euro zone’s GDP recorded its fifth straight quarterly fall in the fourth quarter of 2012. Unemployment reached a record 11.9%, within which Spain and Greece both stood above 26%. The composite purchasing managers’ index, a leading indicator of GDP growth, stayed in contraction territory as it had since February 2012. The MSCI UK® Index added 15.47%, boosted by financials but held back by the energy and materials sectors, accounting for some 30% of the index, which actually fell in value. Having grown by 0.9% in the third quarter of 2012, largely due to one-time statistical anomalies, fourth quarter GDP fell by 0.3% with the strong possibility that the U.K. would suffer a “triple dip” recession with negative growth in the first quarter of 2013.

Parentheses denote a negative number.

Past performance does not guarantee future results. The performance quoted represents past performance.

Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. Each Fund’s performance is subject to change since the period’s end and may be lower or higher than the performance data shown. Please call (800) 992-0180 or log on to www.inginvestment.com to obtain performance data current to the most recent month end.

Market Perspective reflects the views of ING’s Chief Investment Risk Officer only through the end of the period, and is subject to change based on market and other conditions.

BENCHMARK DESCRIPTIONS

Index	Description
Barclays High Yield Bond — 2% Issuer Constrained Composite Index	An unmanaged index that includes all fixed income securities having a maximum quality rating of Ba1, a minimum amount outstanding of $150 million, and at least one year to maturity.
Barclays U.S. Aggregate Bond Index	An unmanaged index of publicly issued investment grade U.S. Government, mortgage-backed, asset-backed and corporate debt securities.
Barclays U.S. Corporate Investment Grade Bond Index	An unmanaged index consisting of publicly issued, fixed rate, nonconvertible, investment grade debt securities.
Barclays U.S. Treasury Index
An unmanaged index that includes public obligations of the U.S. Treasury. Treasury bills, certain special issues, such as state and local government series bonds (SLGs), as well as U.S. Treasury TIPS and STRIPS, are excluded.

JP Morgan Corporate Emerging Markets Bond Index Diversified
A liquid global benchmark for US-dollar corporate emerging market bonds. The CEMBI DIVERSIFIED limits the weights of those index countries with larger corporate debt stocks by only including a specified portion of these countries’ eligible current face amounts of debt outstanding. The CEMBI Diversified results in well-distributed, balanced weightings for countries included in the index.

JP Morgan Emerging Markets Bond Index Global Diversified
Tracks total returns for US dollar-denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities: Brady bonds, loans, and Eurobonds. It limits the weights of those index countries with larger debt stocks by only including specified portions of these countries’ eligible current face amounts of debt outstanding.

JP Morgan Government Bond Index — Emerging Markets Global Diversified
A comprehensive, global local Emerging Markets index, and consists of regularly traded, liquid fixed-rate, domestic currency government bonds to which international investors can gain exposure. Weights of those countries in the index with larger debt stocks by only including specified portions of these countries’ eligible current face amounts of debt outstanding.

MSCI Europe ex UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Europe, excluding the UK.
MSCI Japan® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Japan.
MSCI UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in the UK.
MSCI World IndexSM	An unmanaged index that measures the performance of over 1,400 securities listed on exchanges in the U.S., Europe, Canada, Australia, New Zealand and the Far East.
S&P 500® Index	An unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.
S&P/Case-Shiller 20-City Composite Home Price Index	A composite index of the home price index for the top 20 Metropolitan Statistical Areas in the United States. The index is published monthly by Standard & Poor’s.

ING EMERGING MARKETS CORPORATE DEBT FUND	PORTFOLIO MANAGERS’ REPORT

Geographic Diversification as of March 31, 2013 (as a percentage of net assets)

Brazil	12.6%
Mexico	9.8%
Russia	9.7%
India	7.2%
China	6.7%
Turkey	5.8%
Hong Kong	5.1%
Colombia	5.0%
Chile	5.0%
Countries between 0.3%–4.9%ˆ	31.0%
Assets in Excess of Other Liabilities*	2.1%
Net Assets	100.0%

* Includes short-term investments.
ˆ Includes 19 countries, which each represents 0.3%–4.9% of net assets.
Portfolio holdings are subject to change daily.

ING Emerging Markets Corporate Debt Fund (the “Fund”) seeks to maximize total return through a combination of current income and capital appreciation. The Fund is managed by Jennifer Gorgoll and Michael Hyman, Portfolio Managers of ING Investment Management Co. LLC — the Sub-Adviser.*

Performance: For the period from the Fund’s inception on August 9, 2012 through March 31, 2013, the Fund’s Class P shares returned 7.35%, compared to the JP Morgan Corporate Emerging Markets Bond Index Diversified (the “Index” or “JPM CEMBI”) which returned 5.79% for the same period.

Portfolio Specifics: The Fund outperformed its benchmark during the reporting period. The Fund was introduced in August and almost immediately began converting from a concentrated, high grade emerging market debt corporate portfolio, overweight relative to its benchmark in duration terms, to a more diversified portfolio with a neutral duration posture and increased exposures to non-investment grade holdings. During the end of the third quarter of 2012, the yield curve steepened and credit spreads tightened in anticipation of, and in response to, the enactment of quantitative easing policies globally — particularly the announcement of a third round of quantitative easing in the U.S. This detracted from performance, primarily due to an overweight in investment grade bonds. The drag on performance was partially offset toward the end of the reporting period as we reduced duration and began to add exposures in non-investment grade debt in Eastern Europe and Latin America, for example, which benefited significantly from an increase in investor risk appetite.

The reporting period concluded soundly, with strong outperformance and positive returns, primarily driven by security selection in Chile and Mexico. The Fund also benefited from strong security selection in Brazil. There was some spread widening triggered by heavy new issue volume in January 2013 that led to a decrease in investor cash balances and, again, at the end of March by European political issues. Flows into emerging market corporates remained strong into the end of the reporting period, although the local market has seen the most prominent inflows thus far in 2013.

Top Ten Holdings as of March 31, 2013 (as a percentage of net assets)

BBVA, 6.750%, 09/30/22	1.7%
Reliance Holdings USA, Inc., 5.400%, 02/14/22	1.6%
Turkiye Is Bankasi, 6.000%, 10/24/22	1.5%
Bank of China Hong Kong Ltd., 5.550%, 02/11/20	1.4%
Reliance Industries Ltd., 5.875%, 12/31/49	1.3%
BC Luxco 1 SA, 7.375%, 01/29/20	1.3%
Banco de Credito del Peru/Panama, 5.375%, 09/16/20	1.2%
Digicel Group Ltd., 8.250%, 09/30/20	1.2%
Turkiye Vakiflar Bankasi Tao, 6.000%, 11/01/22	1.2%
ICICI Bank Ltd./Dubai, 4.700%, 02/21/18	1.2%

Portfolio holdings are subject to change daily.

Current Strategy & Outlook: Even with continued political volatility and uncertain global growth, encouraging liquidity conditions and low global rates should maintain investor demand for the higher yields offered in the emerging markets. Despite challenging valuations and weakened fundamentals, our outlook for emerging market corporates is cautiously optimistic, as investors search for yield is expected to drive interest in the asset class. Overall, balance sheet liquidity remains strong as lower capital spending will help to support cash balances, although we do expect an uptick in corporate leverage as revenues and earnings moderate. In terms of the Fund’s current positioning, we are underweight much of Asia and the financial industry, as we prefer an overweight to Latin America and industries such as oil, industrials and pulp/paper.

*	Effective April 5, 2013, Jennifer Gorgoll is replaced by Kurt Kringelis as a portfolio manager to the Fund.

Portfolio holdings and characteristics are subject to change and may not be representative of current holdings and characteristics. The outlook for this Fund may differ from that presented for other ING Funds. An index has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index.

PORTFOLIO MANAGERS’ REPORT	ING EMERGING MARKETS CORPORATE DEBT FUND

Cumulative Total Returns for the Period Ended March 31, 2013
Since Inception of Class P August 9, 2012
Class P	7.35%
JPM CEMBI	5.79%

Based on a $10,000 initial investment, the graph and table above illustrate the total return of ING Emerging Markets Corporate Debt Fund against the index indicated. An index is unmanaged and has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index. The Fund’s performance is shown both with and without the imposition of sales charges.

The performance graph and table do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares.

The performance shown may include the effect of fee waivers and/or expense reimbursements by the Investment Adviser and/or other service providers, which have the effect of increasing total return. Had all fees and expenses been considered, the total returns would have been lower.

Performance data represents past performance and is no assurance of future results. Investment return and principal value of an investment in the Fund will fluctuate. Shares, when sold, may be worth more or less than their original cost. The Fund’s current performance may be lower or higher than the performance data shown. Please log on to www.inginvestment.com or call (800) 992-0180 to get performance through the most recent month end.

It is important to note that the Fund has a limited operating history. Performance over a longer period of time may be more meaningful than short-term performance.

This report contains statements that may be “forward-looking” statements. Actual results may differ materially from those projected in the “forward-looking” statements.

The views expressed in this report reflect those of the portfolio managers, only through the end of the period as stated on the cover. The portfolio managers’ views are subject to change at any time based on market and other conditions.

Fund holdings are subject to change daily.

ING EMERGING MARKETS HARD CURRENCY DEBT FUND	PORTFOLIO MANAGERS’ REPORT

Geographic Diversification as of March 31, 2013 (as a percentage of net assets)

Venezuela	7.0%
Russia	6.1%
Indonesia	6.1%
Philippines	5.2%
Turkey	5.0%
Mexico	4.6%
Brazil	4.2%
Ukraine	3.5%
Argentina	3.2%
Countries between 0.2%–3.1%ˆ	52.2%
Assets in Excess of Other Liabilities*	2.9%
Net Assets	100.0%

* Includes short-term investments.
ˆ Includes 40 countries, which each represents 0.2%–3.1% of net assets.
Portfolio holdings are subject to change daily.

ING Emerging Markets Hard Currency Debt Fund (the “Fund”) seeks to maximize total return through a combination of income and capital appreciation. The Fund is managed by Marcelo Assalin, Portfolio Manager of ING Investment Management Co. LLC — the Sub-Adviser.

Performance: For the period from the Fund’s inception on August 9, 2012 through March 31, 2013, the Fund’s Class P shares returned 3.82%, compared to the JP Morgan Emerging Markets Bond Index Global Diversified (the “Index” or “JPM EMBI”) which returned 2.71% for the same period.

Portfolio Specifics: During the reporting period, the Fund benefited from a strong balance of positive fundamentals and supportive technical drivers, as central banks continued to enact policies supportive of risk taking, coupled with the continued search for yield by global investors. During the first quarter of 2013, however, we saw a significant shift of investment flows from hard currencies into local currencies as market conditions deteriorated. This occurred as investor concerns reignited around European sovereign risk in March, leading to a challenging period for the hard currency market. This shift of investment flows dragged down the Fund’s performance, though the Fund nonetheless outperformed its benchmark for the period.

The primary drivers of performance were an overweight in high yield securities versus an underweight in investment grade securities, which benefited results as investment grade quality securities underperformed during the period. There was also spread widening during the first quarter for hard currency debt, with the spread between high yield and investment grade quality growing, as opposed to the significant spread tightening seen at the end of the fourth quarter 2012 when the demand for bonds outpaced supply. Overweights to Eastern Europe, Middle East and Africa (“EEMEA”) and Latin American countries, including Ukraine and Venezuela, contributed to results during the period. In addition, an underweight to Brazil at the end of the period helped the Fund, as Brazil underperformed due to global growth concerns.

Top Ten Holdings as of March 31, 2013 (as a percentage of net assets)

Indonesia Government International Bond, 11.625%, 03/04/19	6.1%
Petroleos de Venezuela SA, 9.000%, 11/17/21	5.0%
Philippine Government International Bond, 4.000%, 01/15/21	4.8%
Ukraine Government International Bond, 9.250%, 07/24/17	2.9%
Transnet SOC Ltd., 4.000%, 07/26/22	2.9%
Turkey Government Bond, 7.375%, 02/05/25	2.5%
Brazilian Government International Bond, 2.625%, 01/05/23	2.5%
Republic of Belarus, 8.750%, 08/03/15	2.3%
Pemex Project Funding Master Trust, 6.625%, 06/15/35	2.2%
Russian Foreign Bond — Eurobond, 7.500%, 03/31/30	2.2%

Portfolio holdings are subject to change daily.

Current Strategy & Outlook: Even as growth appears to be stabilizing, at least in the United States, we believe supportive liquidity conditions and low global rates should continue to perpetuate demand for the higher yields offered in the emerging markets. The emerging markets’ (“EM”) share of the global economy continues to increase. In our view EM fundamentals are attractive, with debt-to-gross domestic product ratios remaining stable. We expect that policies supportive of growth will continue to be implemented and commodity prices will be well-supported by accommodative global monetary policy. Investment flows shifted during the first quarter of 2013 from emerging market hard currencies into local currencies, contrary to the path we have seen in previous quarters. In hard currency, we expect to maintain the Fund’s overweight in high yield securities versus their investment grade counterparts, as we are predicting a slow but steady rise in U.S. interest rates in 2013.

Portfolio holdings and characteristics are subject to change and may not be representative of current holdings and characteristics. The outlook for this Fund may differ from that presented for other ING Funds. Performance for the different classes of shares will vary based on differences in fees associated with each class. An index has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index.

PORTFOLIO MANAGERS’ REPORT	ING EMERGING MARKETS HARD CURRENCY DEBT FUND

Cumulative Total Returns for the Period Ended March 31, 2013
Since Inception of Class P August 9, 2012
Class P	3.82%
JPM EMBI	2.71%

Based on a $10,000 initial investment, the graph and table above illustrate the total return of ING Emerging Markets Hard Currency Debt Fund against the index indicated. An index is unmanaged and has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index. The Fund’s performance is shown both with and without the imposition of sales charges.

The performance graph and table do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares.

The performance shown may include the effect of fee waivers and/or expense reimbursements by the Investment Adviser and/or other service providers, which have the effect of increasing total return. Had all fees and expenses been considered, the total returns would have been lower.

Performance data represents past performance and is no assurance of future results. Investment return and principal value of an investment in the Fund will fluctuate. Shares, when sold, may be worth more or less than their original cost. The Fund’s current performance may be lower or higher than the performance data shown. Please log on to www.inginvestment.com or call (800) 992-0180 to get performance through the most recent month end.

It is important to note that the Fund has a limited operating history. Performance over a longer period of time may be more meaningful than short-term performance.

This report contains statements that may be “forward-looking” statements. Actual results may differ materially from those projected in the “forward-looking” statements.

The views expressed in this report reflect those of the portfolio managers, only through the end of the period as stated on the cover. The portfolio managers’ views are subject to change at any time based on market and other conditions.

Fund holdings are subject to change daily.

ING EMERGING MARKETS LOCAL CURRENCY DEBT FUND	PORTFOLIO MANAGERS’ REPORT

Geographic Diversification as of March 31, 2013 (as a percentage of net assets)

Poland	11.9%
Turkey	10.9%
Russia	9.8%
Indonesia	9.7%
South Africa	7.5%
Thailand	4.7%
Malaysia	4.6%
Hungary	4.4%
Mexico	4.4%
Countries between 1.0%–4.4%ˆ	21.5%
Assets in Excess of Other Liabilities*	10.6%
Net Assets	100.0%

* Includes short-term investments.
ˆ Includes 8 countries, which each represents 1.0%–4.4% of net assets.
Portfolio holdings are subject to change daily.

ING Emerging Markets Local Currency Debt Fund (the “Fund”) seeks to maximize total return through a combination of current income and capital appreciation. The Fund is managed by Marcelo Assalin, Portfolio Manager of ING Investment Management Co. LLC — the Sub-Adviser.

Performance: For the period from the Fund’s inception on August 6, 2012 through March 31, 2013, the Fund’s Class P shares returned 5.33%, compared to the JP Morgan Government Bond Index — Emerging Markets Global Diversified (the “Index” or “JPM GBI-EM”) which returned 5.13% for the same period.

Portfolio Specifics: Positive return drivers included currency and duration positioning during the third and fourth quarters of 2012, although these factors modestly detracted from performance toward the end of the reporting period. Small negative factors that detracted from performance included transaction costs associated with the implementation of credit-linked notes during the Fund’s inception, and the political uncertainty in Europe that resulted from the Italian political stalemate and Cypriot banking crisis, which arose late in the first quarter of 2013.

The Fund’s thematic bias since inception has been to overweight emerging market (“EM”) currencies across Latin America, Eastern Europe, Middle East and Africa (“EEMEA”) and Asia versus the U.S. dollar. This positioning was beneficial during late 2012. By the end of March, 2013, however, most currencies — especially those on the periphery of the euro zone — had sold off, which partially offset the contributions from the Fund’s EM overweights. In terms of duration and yield curve positioning, the Fund held overweights during much of the reporting period in certain emerging market countries that helped performance, although security selection in Brazil, Mexico and Chile contributed the most to return by the end of March. Emerging market local rates started to underperform during the first quarter of 2013; the impact on the Fund was minimal, however, with losses made up by security selection.

Top Ten Holdings as of March 31, 2013 (as a percentage of net assets)

Poland Government Bond, 5.000%, 04/25/16	9.0%
Turkey Government Bond, 9.000%, 03/08/17	8.0%
Russian Federal Bond — OFZ, 8.150%, 02/03/27	5.4%
JPMorgan Chase & Co., (Republic of Indonesia), 6.250%, 04/17/17	4.9%
Deutsche Bank AG, (Republic of Indonesia), 8.250%, 06/17/32	4.8%
Malaysia Government Bond, 4.392%, 04/15/26	4.6%
South Africa Government Bond, 6.250%, 03/31/36	4.5%
Czech Republic Government Bond, 2.800%, 09/16/13	4.4%
Thailand Government Bond, 3.650%, 12/17/21	4.1%
Singapore Government Bond, 1.625%, 04/01/13	4.1%

Portfolio holdings are subject to change daily.

Current Strategy & Outlook: Even as growth appears to be stabilizing, at least in the United States, supportive liquidity conditions and low global rates should continue to drive demand for the higher yields offered in EM. EM’s share of the global economy continues to increase. In our view, EM fundamentals are attractive, with debt-to-gross-domestic-product ratios remaining stable. We expect that policies supportive of growth will continue to be implemented and commodity prices will be well-supported by accommodative global monetary policy. Investment flows shifted during the first quarter of 2013 from EM hard currencies into local currencies, contrary to the path we have seen in previous quarters. In hard currency, we intend to keep the Fund overweight in high yield securities versus their investment grade counterparts, as we are predicting a slow but steady rise of U.S. interest rates in 2013. In EM local currency, we are overweight relative to the benchmark. Select overweights include currencies such as the Brazilian real and the Polish zloty, with a bias to underweight the U.S. dollar.

Portfolio holdings and characteristics are subject to change and may not be representative of current holdings and characteristics. The outlook for this Fund may differ from that presented for other ING Funds. Performance for the different classes of shares will vary based on differences in fees associated with each class. An index has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index.

PORTFOLIO MANAGERS’ REPORT	ING EMERGING MARKETS LOCAL CURRENCY DEBT FUND

Cumulative Total Returns for the Period Ended March 31, 2013
Since Inception of Class P August 6, 2012
Class P	5.33%
JPM GBI-EM	5.13%

Based on a $10,000 initial investment, the graph and table above illustrate the total return of ING Emerging Markets Local Currency Debt Fund against the index indicated. An index is unmanaged and has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index. The Fund’s performance is shown both with and without the imposition of sales charges.

The performance graph and table do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares.

The performance shown may include the effect of fee waivers and/or expense reimbursements by the Investment Adviser and/or other service providers, which have the effect of increasing total return. Had all fees and expenses been considered, the total returns would have been lower.

Performance data represents past performance and is no assurance of future results. Investment return and principal value of an investment in the Fund will fluctuate. Shares, when sold, may be worth more or less than their original cost. The Fund’s current performance may be lower or higher than the performance data shown. Please log on to www.inginvestment.com or call (800) 992-0180 to get performance through the most recent month end.

It is important to note that the Fund has a limited operating history. Performance over a longer period of time may be more meaningful than short-term performance.

This report contains statements that may be “forward-looking” statements. Actual results may differ materially from those projected in the “forward-looking” statements.

The views expressed in this report reflect those of the portfolio managers, only through the end of the period as stated on the cover. The portfolio managers’ views are subject to change at any time based on market and other conditions.

Fund holdings are subject to change daily.

SHAREHOLDER EXPENSE EXAMPLES (Unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees, and exchange fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2012 to March 31, 2013. The Funds’ expenses are shown without the imposition of any sales charges or fees. Expenses would have been higher if such charges were included.

Actual Expenses

The left section of the table shown below, “Actual Fund Return,” provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The right section of the table shown below, “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the hypothetical lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Fund Return				Hypothetical (5% return before expenses)
	Beginning Account Value October 1, 2012	Ending Account Value March 31, 2013	Annualized Expense Ratio	Expenses Paid During the Period Ended March 31, 2013*	Beginning Account Value October 1, 2012	Ending Account Value March 31, 2013	Annualized Expense Ratio	Expenses Paid During the Period Ended March 31, 2013*
ING Emerging Markets Corporate Debt Fund
Class P	$1,000.00	$1,056.30	0.15%	$0.77	$1,000.00	$1,024.18	0.15%	$0.76
ING Emerging Markets Hard Currency Debt Fund
Class P	1,000.00	1,015.90	0.15	0.75	1,000.00	1,024.18	0.15	0.76
ING Emerging Markets Local Currency Debt Fund
Class P	1,000.00	1,043.30	0.15	0.76	1,000.00	1,024.18	0.15	0.76

*	Expenses are equal to each Funds’ respective annualized expense ratios multiplied by the average account value over the period, multiplied by 182/365 to reflect the most recent fiscal half-year.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Shareholders and Board of Trustees
ING Separate Portfolios Trust

We have audited the accompanying statements of assets and liabilities, including the summary portfolios of investments, of ING Emerging Markets Corporate Debt Fund, ING Emerging Markets Hard Currency Debt Fund, and ING Emerging Markets Local Currency Debt Fund, each a series of ING Separate Portfolios Trust, as of March 31, 2013, and the related statements of operations and changes in net assets, and the financial highlights for the period then ended. These financial statements and financial highlights are the responsibility of management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2013, by correspondence with the custodian and brokers, or by other appropriate auditing procedures when replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the aforementioned funds as of March 31, 2013, and the results of their operations, the changes in their net assets, and the financial highlights for the period then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
May 24, 2013

STATEMENTS OF ASSETS AND LIABILITIES AS OF MARCH 31, 2013

	ING Emerging Markets Corporate Debt Fund	ING Emerging Markets Hard Currency Debt Fund	ING Emerging Markets Local Currency Debt Fund
ASSETS:
Investments in securities at fair value*	$99,861,600	$171,060,940	$128,848,027
Short-term investments at fair value**	464,000	3,276,000	—
Total Investments at fair value	$100,325,600	$174,336,940	$128,848,027
Cash	29,053	1,832,832	2,426,599
Cash collateral for futures	126,129	316,813	96,003
Foreign currencies at value***	—	—	503,853
Receivables:
Investment securities sold	—	2,152,437	12,922,158
Dividends	42	223	171
Interest	1,470,688	2,346,378	3,019,928
Foreign tax reclaims	—	—	1,015
Unrealized appreciation on forward foreign currency contracts	—	37,318	1,477,236
Unrealized appreciation on OTC swap agreements	—	—	31,729
Prepaid expenses	2,509	2,843	3,000
Prepaid offering	19,021	24,226	27,353
Reimbursement due from manager	—	—	9,122
Total assets	101,973,042	181,050,010	149,366,194
LIABILITIES:
Payable for investment securities purchased	—	4,836,874	3,643,672
Unrealized depreciation on forward foreign currency contracts	—	—	1,334,680
Unrealized depreciation on OTC swap agreements	—	—	137,942
Payable for trustee fees	453	815	736
Other accrued expenses and liabilities	46,223	108,201	126,672
Total liabilities	46,676	4,945,890	5,243,702
NET ASSETS	$101,926,366	$176,104,120	$144,122,492
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$98,155,815	$175,602,267	$141,792,970
Undistributed net investment income	479,314	855,254	1,085,796
Accumulated net realized gain	1,147,522	1,753,907	1,146,887
Net unrealized appreciation (depreciation)	2,143,715	(2,107,308)	96,839
NET ASSETS	$101,926,366	$176,104,120	$144,122,492
____________________
* Cost of investments in securities	$97,718,747	$173,100,081	$128,687,071
** Cost of short-term investments	$464,000	$3,276,000	$6,314
*** Cost of foreign currencies	$—	$—	$504,864

Class P
Net assets	$101,926,366	$176,104,120	$144,122,492
Shares authorized	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001
Shares outstanding	9,744,099	17,431,967	14,188,677
Net asset value and redemption price per share	$10.46	$10.10	$10.16

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS FOR THE YEAR ENDED MARCH 31, 2013

	ING Emerging Markets Corporate Debt Fund	ING Emerging Markets Hard Currency Debt Fund	ING Emerging Markets Local Currency Debt Fund
	August 9, 2012(1) to March 31, 2013	August 9, 2012(1) to March 31, 2013	August 6, 2012(1) to March 31, 2013
INVESTMENT INCOME:
Dividends	$1,338	$3,511	$3,490
Interest, net of foreign taxes withheld*	2,890,103	4,879,234	4,531,534
Total investment income	2,891,441	4,882,745	4,535,024
EXPENSES:
Investment management fees	492,693	679,554	669,186
Transfer agent fees	290	370	379
Administrative service fees	57,964	104,546	95,597
Shareholder reporting expense	2,832	8,820	11,421
Registration fees	3,364	8,550	7,913
Professional fees	22,708	36,186	37,363
Custody and accounting expense	12,434	40,716	103,286
Trustee fees	2,712	4,892	4,417
Offering expense	33,979	43,274	50,647
Miscellaneous expense	4,106	12,446	15,122
Interest expense	145	16	73
Total expenses	633,227	939,370	995,404
Net waived and reimbursed fees	(550,657)	(784,100)	(851,103)
Net expenses	82,570	155,270	144,301
Net investment income	2,808,871	4,727,475	4,390,723
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	1,337,471	2,599,940	1,979,043
Capital gain distributions from unaffiliated underlying funds	9	61	64
Foreign currency related transactions	(15,406)	(2,951)	1,163,542
Futures	(58,365)	225,958	20,125
Swaps	—	(199,797)	36,747
Net realized gain	1,263,709	2,623,211	3,199,521
Net change in unrealized appreciation (depreciation) on:
Investments	2,142,854	(2,039,141)	154,643
Foreign currency related transactions	(97)	37,132	94,759
Futures	958	(105,299)	(46,350)
Swaps	—	—	(106,213)
Net change in unrealized appreciation (depreciation)	2,143,715	(2,107,308)	96,839
Net realized and unrealized gain	3,407,424	515,903	3,296,360
Increase in net assets resulting from operations	$6,216,295	$5,243,378	$7,687,083
____________________
* Foreign taxes withheld	$1,021	$1,970	$27,130
(1) Commencement of operations.

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	ING Emerging Markets Corporate Debt Fund	ING Emerging Markets Hard Currency Debt Fund	ING Emerging Markets Local Currency Debt Fund
	August 9, 2012(1) to March 31, 2013	August 9, 2012(1) to March 31, 2013	August 6, 2012(1) to March 31, 2013
FROM OPERATIONS:
Net investment income	$2,808,871	$4,727,475	$4,390,723
Net realized gain	1,263,709	2,623,211	3,199,521
Net change in unrealized appreciation (depreciation)	2,143,715	(2,107,308)	96,839
Increase in net assets resulting from operations	6,216,295	5,243,378	7,687,083

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income	(2,376,674)	(3,889,608)	(5,234,567)
Net realized gains	(102,473)	(891,422)	(130,224)
Total distributions	(2,479,147)	(4,781,030)	(5,364,791)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	98,344,808	176,076,592	146,322,510
Reinvestment of distributions	14,911	15,180	31,690
	98,359,719	176,091,772	146,354,200
Cost of shares redeemed	(170,501)	(450,000)	(4,554,000)
Net increase in net assets resulting from capital share transactions	98,189,218	175,641,772	141,800,200
Net increase in net assets	101,926,366	176,104,120	144,122,492

NET ASSETS:
Beginning of year or period	—	—	—
End of year or period	$101,926,366	$176,104,120	$144,122,492
Undistributed net investment income at end of year or period	$479,314	$855,254	$1,085,796
____________________
(1) Commencement of operations.

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations			Less distributions							Ratios to average net assets				Supplemental data

	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions(2)(3)	Expenses net of fee waivers and/or recoupments if any(2)(3)	Expense net of all reductions/ additions(2)(3)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
ING Emerging Markets Corporate Debt Fund
Class P
08-09-12(4)–03-31-13	10.00	0.30	0.43	0.73	0.26	0.01	—	0.27	—	10.46	7.35	1.10	0.15	0.15	4.82	101,926	85
ING Emerging Markets Hard Currency Debt Fund
Class P
08-09-12(4)–03-31-13	10.00	0.28	0.10	0.38	0.23	0.05	—	0.28	—	10.10	3.82	0.90	0.15	0.15	4.50	176,104	170
ING Emerging Markets Local Currency Debt Fund
Class P
08-06-12(4)–03-31-13	10.00	0.30	0.23	0.53	0.36	0.01	—	0.37	—	10.16	5.33	1.04	0.15	0.15	4.57	144,122	60

(1)	Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and excluding the deduction of sales charges. Total return for periods less than one year is not annualized.

(2)	Annualized for periods less than one year.

(3)	Expense ratios reflect operating expenses of a Fund. Expenses before reductions/additions do not reflect amounts reimbursed by the Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by an Investment Adviser and/or Distributor but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Fund. Net investment income (loss) is net of all such additions or reductions.

(4)	Commencement of operations.

See Accompanying Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS AS OF MARCH 31, 2013

NOTE 1 — ORGANIZATION

ING Separate Portfolios (SPorts) Trust (“Trust”) is a Delaware statutory trust and is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (“1940 Act” or the “Act”). The Trust was organized on March 2, 2007 and was established under a Declaration of Trust dated March 2, 2007. It consists of thirteen separately managed series. This report is for: ING Emerging Markets Corporate Debt Fund (“Corporate Debt”) ING Emerging Markets Hard Currency Debt Fund (“Hard Currency Debt”) and ING Emerging Markets Local Currency Debt Fund (“Local Currency Debt”) (each a “Fund,” and collectively, the “Funds”). The investment objective of each Fund is described in each Fund’s prospectus.

Each Fund offers Class P* Shares. All shareholders bear the common expenses of a Fund and earn income and realized gains/losses from the portfolio pro rata based on the average daily net assets. Expenses that are specific to a fund are charged directly to that fund. Other operating expenses shared by several funds are generally allocated among those funds based on average net assets.

Class P* shares may only be purchased by ING-affiliated products, including: (1) other funds in the ING Funds complex; and (2) collective investment trusts, common investment trusts, and separate accounts sponsored or managed by ING-affiliated entities. Such availability is subject to management’s determination of the appropriateness of investment in Class P shares in light of the level at which advisory fees are charged to the investor.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements, and such policies are in conformity with U.S. generally accepted accounting principles (“GAAP”) for investment companies.

A.  Security Valuation. All investments in securities are recorded at their estimated fair value, as described below. Investments in equity securities traded on a national securities exchange are valued at the last reported sale price. Securities reported by the National Association of Securities Dealers Automated Quotation System (“NASDAQ”) will be valued at the NASDAQ official closing prices. Securities traded on an exchange or NASDAQ for which there has been no sale and securities traded in the over-the- counter-market are valued at the mean between the last reported bid and ask prices. All investments quoted in foreign currencies are valued daily in U.S. dollars on the basis of the foreign currency exchange rates prevailing at that time. Debt securities with more than 60 days to maturity are valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as yields, maturities, liquidity, ratings and traded prices in similar or identical securities. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of fair market value obtained from yield data relating to investments or securities with similar characteristics. Investments in open-end mutual funds are valued at the net asset value (“NAV”). Investments in securities of sufficient credit quality maturing in 60 days or less are valued at amortized cost which approximates fair value.

Securities and assets for which market quotations are not readily available (which may include certain restricted securities which are subject to limitations as to their sale) are valued at their fair values, as defined by the 1940 Act, as determined in good faith by or under the supervision of the Funds’ Board of Trustees (“Board”), in accordance with methods that are specifically authorized by the Board. Securities traded on exchanges, including foreign exchanges, which close earlier than the time that a Fund calculates its NAV may also be valued at their fair values as defined by the 1940 Act and as determined in good faith by or under the supervision of the Funds’ Board, in accordance with methods that are specifically authorized by the Board. If an event occurs after the time at which the market for foreign securities held by a Fund closes but before the time that a Fund’s NAV is calculated, such event may cause the closing price on the foreign exchange to not represent a readily available reliable market value quotation for such securities at the time a Fund determines its NAV. In such a case, a Fund will use the fair value of such securities as determined under a Fund’s valuation procedures. Events after the close of trading on a foreign market that could require a Fund to fair value some or all of its foreign securities include, among others, securities trading in the U.S. and other markets, corporate announcements, natural and other disasters, and political and other events. Among other elements of analysis in the determination of a security’s fair value, the Board has authorized the use of one or more independent research services to assist with such determinations. An independent research service may

*	Patent Pending

NOTES TO FINANCIAL STATEMENTS AS OF MARCH 31, 2013 (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

use statistical analyses and quantitative models to help determine fair value as of the time a Fund calculates its NAV. There can be no assurance that such models accurately reflect the behavior of the applicable markets or the effect of the behavior of such markets on the fair value of securities, or that such markets will continue to behave in a fashion that is consistent with such models. Unlike the closing price of a security on an exchange, fair value determinations employ elements of judgment. Consequently, the fair value assigned to a security may not represent the actual value that a Fund could obtain if it were to sell the security at the time of the close of the New York Stock Exchange (“NYSE”). Pursuant to procedures adopted by the Board, a Fund is not obligated to use the fair valuations suggested by any research service, and valuation recommendations provided by such research services may be overridden if other events have occurred or if other fair valuations are determined in good faith to be more accurate. Unless an event is such that it causes a Fund to determine that the closing prices for one or more securities do not represent readily available reliable fair value quotations at the time a Fund determines its NAV, events that occur between the time of the close of the foreign market on which they are traded and the close of regular trading on the NYSE will not be reflected in a Fund’s NAV.

Fair Value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Each investment asset or liability of the Funds is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and unobservable inputs, including the sub-adviser’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality which are valued at amortized cost, which approximates fair value, are generally considered to be Level 2 securities under applicable accounting rules. A table summarizing the Funds’ investments under these levels of classification is included following the Summary Portfolios of Investments.

The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated the responsibility for applying the valuation methods to the “Pricing Committee” as established by the Funds’ Administrator. The Pricing Committee considers all facts they deem relevant that are reasonably available, through either public information or information available to the Investment Adviser or sub-adviser, when determining the fair value of the security. In the event that a security or asset cannot be valued pursuant to one of the valuation methods established by the Board, the fair value of the security or asset will be determined in good faith by the Pricing Committee. When a Fund uses these fair valuation methods that use significant unobservable inputs to determine its NAV, securities will be priced by a method that the Pricing Committee believes accurately reflects fair value and are categorized as Level 3 of the fair value hierarchy. The methodologies used for valuing securities are not necessarily an indication of the risks of investing in those securities valued in good faith at fair value nor can it be assured a Fund can obtain the fair value assigned to a security if they were to sell the security.

To assess the continuing appropriateness of security valuations, the Pricing Committee may compare prior day prices, prices on comparable securities, and traded prices to the prior or current day prices and the Pricing Committee challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued in good faith at fair value, the Pricing Committee reviews and affirms the reasonableness of the valuation on a regular basis after considering all relevant information that is reasonably available.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The end of period timing recognition is used for the transfers between Levels of a Fund’s assets and liabilities. A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments.

For the year ended March 31, 2013, there have been no significant changes to the fair valuation methodologies.

B.  Security Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Dividend

NOTES TO FINANCIAL STATEMENTS AS OF MARCH 31, 2013 (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

income is recorded on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Funds. Premium amortization and discount accretion are determined by the effective yield method.

C.  Foreign Currency Translation. The books and records of the Funds are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

(1)	Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at the end of the day.

(2)	Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at the end of the day, the Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities that are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statements of Assets and Liabilities for the estimated tax withholding based on the securities’ current market values. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and U.S. government securities. These risks include, but are not limited to revaluation of currencies and future adverse political and economic developments which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities.

D.  Risk Exposures and the use of Derivative Instruments. The Funds’ investment objectives permit them to enter into various types of derivatives contracts, including, but not limited to, forward foreign currency exchange contracts, futures, purchased options, written options, and swaps. In doing so, the Funds will employ strategies in differing combinations to permit them to increase or decrease the level of risk, or change the level or types of exposure to market risk factors. This may allow the Funds to pursue their objectives more quickly, and efficiently than if they were to make direct purchases or sales of securities capable of affecting a similar response to market factors.

Market Risk Factors. In pursuit of their investment objectives, the Funds may seek to use derivatives to increase or decrease their exposure to the following market risk factors:

Credit Risk. Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.

Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer durations, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter durations.

Risks of Investing in Derivatives. The Funds’ use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where the Funds are using derivatives to decrease, or hedge, exposures to market risk factors for securities held by a Fund, there are also risks that those derivatives may not perform as

NOTES TO FINANCIAL STATEMENTS AS OF MARCH 31, 2013 (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

expected resulting in losses for the combined or hedged positions.

The use of these strategies involves certain special risks, including a possible imperfect correlation, or even no correlation, between price movements of derivative instruments and price movements of related investments. While some strategies involving derivative instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in related investments or otherwise, due to the possible inability of the Funds to purchase or sell a portfolio security at a time that otherwise would be favorable or the possible need to sell a portfolio security at a disadvantageous time because the Funds are required to maintain asset coverage or offsetting positions in connection with transactions in derivative instruments. Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivatives and the Funds. Associated risks are not the risks that the Funds are attempting to increase or decrease exposure to, per its investment objectives, but are the additional risks from investing in derivatives. Examples of these associated risks are liquidity risk, which is the risk that the Funds will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Funds. Associated risks can be different for each type of derivative and are discussed by each derivative type in the following notes.

Counterparty Credit Risk and Credit Related Contingent Features. Certain derivative positions are subject to counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Funds. The Funds derivative counterparties are financial institutions who are subject to market conditions that may weaken their financial position. The Funds intend to enter into financial transactions with counterparties that they believe to be creditworthy at the time of the transaction. To reduce this risk, the Funds generally enter into master netting arrangements, established within the Funds International Swap and Derivatives Association, Inc. (“ISDA”) Master Agreements (“Master Agreements”). These agreements are with select counterparties and they govern transactions, including certain over-the-counter (“OTC”) derivative and forward foreign currency contracts, entered into by the Funds and the counterparty. The Master Agreements maintain provisions for general obligations, representations, agreements, collateral, and events of default or termination. The occurrence of a specified event of termination may give a counterparty the right to terminate all of its contracts and affect settlement of all outstanding transactions under the applicable Master Agreement.

The Funds may also enter into collateral agreements with certain counterparties to further mitigate credit risk associated with OTC derivative and forward foreign currency contracts. Subject to established minimum levels, collateral is generally determined based on the net aggregate unrealized gain or loss on contracts with a certain counterparty. Collateral pledged to or from the Funds is held in a segregated account by a third-party agent and can be in the form of cash or debt securities issued by the U.S. government or related agencies.

As of March 31, 2013, the maximum amount of loss that Hard Currency Debt and Local Currency Debt would incur if the counterparties to its derivative transactions failed to perform would be $37,318 and $1,508,965, respectively, which represents the gross payments to be received by the Funds on open forward foreign currency contracts and swaps were they to be unwound as of March 31, 2013.

The Funds’ master agreements with derivative counterparties have credit related contingent features that if triggered would allow its derivatives counterparties to close out and demand payment or additional collateral to cover their exposure from the Funds. Credit related contingent features are established between the Funds and their derivatives counterparties to reduce the risk that the Funds will not fulfill their payment obligations to their counterparties. These triggering features include, but are not limited to, a percentage decrease in the Funds’ net assets and or a percentage decrease in the Funds’ NAV, which could cause the Funds to accelerate payment of any net liability owed to the counterparty. The contingent features are established within the Funds’ Master Agreements.

As of March 31, 2013, Local Currency Debt had a net liability position of $1,472,622 on open forward foreign currency contracts and swaps with credit related contingent features. If a contingent feature would have been triggered as of March 31, 2013, Local Currency Debt could have been required to pay this amount in cash to its counterparties.

E.  Foreign Currency Transactions and Futures Contracts. Each Fund may enter into foreign currency exchange transactions to convert to and from different

NOTES TO FINANCIAL STATEMENTS AS OF MARCH 31, 2013 (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

foreign currencies and to and from the U.S. dollar in connection with the planned purchases or sales of securities. The Funds either enter into these transactions on a spot basis at the spot rate prevailing in the foreign currency exchange market or use forward foreign currency contracts to purchase or sell foreign currencies. When the contract is fulfilled or closed, gains or losses are realized. Until then, the gain or loss is included in unrealized appreciation or depreciation. Risks may arise upon entering into forward contracts from the potential inability of counterparties to meet the terms of their forward contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

For the year ended March 31, 2013, Corporate Debt and Hard Currency Debt have entered into forward foreign currency contracts with the obligation to sell specified foreign currencies in the future at a currently negotiated forward rate in order to increase or decrease exposure to foreign exchange rate risk.

For the year ended March 31, 2012, Local Currency Debt has entered into forward foreign currency contracts with the obligation to buy and sell specified foreign currencies in the future at a currently negotiated forward rate in order to increase or decrease exposure to foreign exchange rate risk. The Funds use forward foreign currency contracts primarily to protect its non-U.S. dollar-denominated holdings from adverse currency movements.

During the year ended March 31, 2013, the Funds had average contract amounts on forward foreign currency contracts to buy and sell as disclosed below:

	Buy	Sell
Corporate Debt	$—	$1,261,556
Hard Currency Debt	—	1,986,553
Local Currency Debt	93,682,939	60,970,343

Each Fund may enter into futures contracts involving foreign currency, interest rates, securities and securities indices. A futures contract obligates the seller of the contract to deliver and the purchaser of the contract to take delivery of the type of foreign currency, financial instrument or security called for in the contract at a specified future time for a specified price. Upon entering into such a contract, a Fund is required to deposit and maintain as collateral such initial margin as required by the exchange on which the contract is traded. Pursuant to the contract, a Fund agrees to receive from or pay to the broker an amount equal to the daily fluctuations in the value of the contract. Such receipts or payments are known as variation margins and are recorded as unrealized gains or losses by the Fund. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Futures contracts are exposed to the market risk factor of the underlying financial instrument. During the year ended March 31, 2013, Corporate Debt, Hard Currency Debt and Local Currency Debt have purchased and sold futures contracts on various bonds and notes to gain exposure to different parts of the yield curve while maintaining overall duration. Additional associated risks of entering into futures contracts include the possibility that there may be an illiquid market where a Fund is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Fund’s securities. With futures, there is minimal counterparty credit risk to a Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

During the year ended March 31, 2013, the Funds had average notional values on futures contracts purchased and sold as disclosed below:

	Purchased	Sold
Corporate Debt	$18,068,989	$11,899,214
Hard Currency Debt	29,254,474	22,009,881
Local Currency Debt	4,573,532	5,067,645

F.  Distributions to Shareholders. The Funds record distributions to their shareholders on the ex-dividend date. The Funds generally distribute most or all of their net earnings in the form of dividends, consisting of ordinary income and capital gains distributions. Each Fund distributes capital gains, if any, annually. Each Fund also declares and pays dividends consisting of ordinary income, if any, monthly. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles for investment companies.

G.  Federal Income Taxes. It is the policy of the Funds to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized capital gains to their shareholders. Therefore, a federal income tax or excise tax provision is not required. Management has considered the sustainability of the Funds’ tax positions taken on federal income tax returns for all open tax years in making this

NOTES TO FINANCIAL STATEMENTS AS OF MARCH 31, 2013 (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

determination. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized or expire.

H.  Use of Estimates. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

I.  Restricted Securities. Each Fund may invest in restricted securities which include those sold under Rule 144A of the Securities Act of 1933 (“1933 Act”) or securities offered pursuant to Section 4(2) of the 1933 Act, and/or are subject to legal or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Restricted securities are fair valued using market quotations when readily available. In the absence of market quotations, the securities are valued based upon their fair value determined in good faith under procedures approved by the Board.

J.  Swap Agreements. The Funds may enter into swap agreements. A swap is an agreement between two parties pursuant to which each party agrees to make one or more payments to the other at specified future intervals based on the return of an asset (such as a stock, bond or currency) or non-asset reference (such as an interest rate or index). The swap agreement will specify the “notional” amount of the asset or non-asset reference to which the contract relates. Subsequent changes in fair value, if any, are calculated based upon changes in the performance of the asset or non-asset reference multiplied by the notional value of the contract. A Fund may enter into credit default, interest rate, total return and currency swaps to manage its exposure to credit, currency and interest rate risk. All outstanding swap agreements are reported following each Fund’s Summary Portfolio of Investments.

Swaps are marked to market daily using quotations primarily from third party pricing services, counterparties or brokers. The fair value of the swap contract is recorded on each Fund’s Statement of Assets or Liabilities. During the term of the swap, changes in the fair value of the swap, if any, are recorded as unrealized gains or losses on the Statement of Operations. Upfront payments paid or received by a Fund when entering into the agreements are reported on the Statement of Assets and Liabilities and as a component of the changes in unrealized gains or losses on the Statement of Operations. These upfront payments represent the amounts paid or received when initially entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and the prevailing market conditions. The upfront payments are included as a component in the realized gains or losses on each Fund’s Statement of Operations upon termination or maturity of the swap. A Fund also records net periodic payments paid or received on the swap contract as a realized gain or loss on the Statement of Operations.

Entering into swap agreements involves the risk that the maximum potential loss of an investment exceeds the current value of the investment as reported on each Fund’s Statement of Assets and Liabilities. Other risks involve the possibility that the counterparty to the agreements may default on its obligation to perform, that there will be no liquid market for these investments and that unfavorable changes in the market will have a negative impact on the value of the index or securities underlying the respective swap agreement.

Credit Default Swap Contracts. A credit default swap is a bilateral agreement between counterparties in which the buyer of the protection agrees to make a stream of periodic payments to the seller of protection in exchange for the right to receive a specified return in the event of a default or other credit event for a referenced entity, obligation or index. As a seller of protection on credit default swaps, a Fund will generally receive from the buyer a fixed payment stream based on the notional amount of the swap contract. This fixed payment stream will continue until the swap contract expires or a defined credit event occurs.

A Fund is subject to credit risk in the normal course of pursuing its investment objectives. As a seller of protection in a credit default swap, a Fund may execute these contracts to manage its exposure to the market or certain sectors of the market. A Fund may also enter into credit default swaps to speculate on changes in an issuer’s credit quality, to take advantage of perceived spread advantages, or to offset an existing short equivalent (i.e. buying protection on an equivalent reference entity).

The Funds may sell credit default swaps which exposes the Funds to the risk of loss from credit risk- related events specified in the contract. Although contract specific, credit events are generally defined as

NOTES TO FINANCIAL STATEMENTS AS OF MARCH 31, 2013 (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default or repudiation/moratorium. If a Fund is a seller of protection, and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will generally either (i) pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues are disclosed in each Fund’s Summary Portfolio of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-backed securities or credit indices, the quoted market prices and resulting fair values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing fair values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum amount of future payments (undiscounted) that a Fund as seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of March 31, 2013, if any, for which a Fund is seller of protection, are disclosed in each Fund’s Summary Portfolio of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreements, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.

For the period ended March 31, 2013, Hard Currency Debt has purchased credit protection through credit default swaps with an average notional amount of $2,700,000 to decrease exposure to the credit risk of individual securities to hedge against anticipated potential credit events. There were no open credit default swaps at March 31, 2013.

Interest Rate Swap Contracts. An interest rate swap involves the agreement between counterparties to exchange periodic payments based on interest rates. One payment will be based on a floating rate of a specified interest rate while the other will be a fixed rate. Risks involve the future fluctuations of interest rates in which a Portfolio may make payments that are greater than what a Portfolio received from the counterparty. Other risks include credit, liquidity and market risk.

For the period ended March 31, 2013, Local Currency Debt entered into interest rate swaps in which it pays a floating interest rate and receives a fixed interest rate (“Long interest rate swap”) in order to increase exposure to interest rate risk. Average notional amounts on long interest rate swaps was $26,349,538.

For the period ended March 31, 2013, Local Currency Debt entered into interest rate swaps in which it pays a fixed interest rate and receives a floating interest rate (“Short interest rate swap”) in order to decrease exposure to interest rate risk. Average notional amounts on short interest rate swaps was $20,959,939.

Local Currency Debt entered into interest rate swaps to adjust interest rate and yield curve exposures and to substitute for physical fixed-income securities. Please refer to the table following the Summary Portfolio of

NOTES TO FINANCIAL STATEMENTS AS OF MARCH 31, 2013 (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

Investments for open interest rate swaps at March 31, 2013.

K.  Credit-Linked Notes. Local Currency Debt entered into credit-linked notes which are intended to replicate the economic effects that would apply had the Fund directly purchased the underlying reference asset. The risks of credit-linked notes include the potential default of the underlying reference asset, the movement in the value of the currency of the underlying reference asset relative to the credit-linked note, the potential inability of the Fund to dispose of the credit-linked note in the normal course of business, and the possible inability of the counterparties to fulfill their obligations under the contracts. Please refer to the Summary Portfolio of Investments for open credit-linked notes at March 31, 2013.

L. Offering Costs. Costs incurred with the offering of shares of a Fund are deferred and amortized over a twelve month period on a straight-line basis starting at the commencement of operations.

M.  Indemnifications. In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, management considers risk of loss from such claims remote.

NOTE 3 — INVESTMENT TRANSACTIONS

For the year ended March 31, 2013, the cost of purchases and proceeds from the sales of securities excluding short-term and U.S. government securities, were as follows:

	Purchases	Sales
Corporate Debt	$170,682,934	$73,992,342
Hard Currency Debt	442,449,471	273,577,214
Local Currency Debt	188,242,707	75,144,518

U.S. government securities not included above were as follows:

	Purchases	Sales
Corporate Debt	$1,994,141	$1,996,280

NOTE 4 — INVESTMENT MANAGEMENT AND ADMINISTRATIVE FEES

ING Investments, LLC (“ING Investments” or the “Investment Adviser”), an Arizona limited liability company, serves as the investment adviser to the Funds. The Investment Adviser serves pursuant to an investment management agreement (“Management Agreement”) between the Investment Adviser and the Trust, on behalf of the Funds.

The Management Agreement compensates the Investment Adviser with a fee, computed daily and payable monthly, based on the average daily net assets of each Fund, at the following annual rates:

For Corporate Debt — 0.85%; for Hard Currency Debt — 0.65%; and for Local Currency Debt — 0.70%. During the period, the Adviser was contractually obligated to waive its management fee. This waiver is not eligible for recoupment.

ING Investment Management Co. LLC (“ING IM”), a Delaware limited liability company, serves as the sub-adviser to the Funds. The Investment Adviser has entered into a sub-advisory agreement with ING IM. Subject to such policies as the Board or the Investment Adviser may determine, ING IM manages the Funds’ assets in accordance with the Funds’ investment objectives, policies, and limitations.

ING Funds Services, LLC (“IFS”), acts as administrator and provides certain administrative and shareholder services necessary for Fund operations and is responsible for the supervision of other service providers. For its services, IFS is entitled to receive from each Fund a fee at an annual rate of 0.10% of its average daily net assets. During the period, the Administrator was contractually obligated to waive its fee. This waiver is not eligible for recoupment.

ING Investments Distributor, LLC (the “Distributor” or “IID”) is the principal underwriter of the Funds.

NOTE 5 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

At March 31, 2013, the following affiliated investment companies owned more than 5% of the following Funds:

Affiliated Investment Company	Fund	Percentage
ING Bond Portfolio	Corporate Debt	12.57%
	Hard Currency Debt	11.91
	Local Currency Debt	16.21
ING Global Bond Portfolio	Corporate Debt	22.59
	Hard Currency Debt	28.67
	Local Currency Debt	26.50
ING Intermediate Bond Portfolio	Corporate Debt	64.07
	Hard Currency Debt	59.07
	Local Currency Debt	56.38

Control is defined by the 1940 Act as the beneficial ownership, either directly or through one or more controlled companies, of more than 25% of the voting securities of a company. The 1940 Act defines affiliates

NOTES TO FINANCIAL STATEMENTS AS OF MARCH 31, 2013 (CONTINUED)

NOTE 5 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (continued)

as companies that are under common control. Therefore, because the Funds have a common owner that owns over 25% of the outstanding securities of the Funds, they are deemed to be affiliates of each other. Investment activities of these shareholders could have a material impact on the Funds.

The Funds have adopted a Deferred Compensation Plan (the “Plan”), which allows eligible non-affiliated trustees as described in the Plan to defer the receipt of all or a portion of the trustees fees payable. Amounts deferred are treated as though invested in various “notional” funds advised by ING Investments until distribution in accordance with the Plan.

NOTE 6 — OTHER ACCRUED EXPENSES AND LIABILITIES

At March 31, 2013, the following Fund had the following payables included in Other Accrued Expenses and Liabilities on the Statements of Assets and Liabilities that exceeded 5% of total liabilities:

Fund	Accrued Expenses	Amount
Corporate Debt	Custody	$7,634
	Offering	25,916
	Professional	7,315

NOTE 7 — EXPENSE LIMITATIONS

Pursuant to a written expense limitation agreement (“Expense Limitation Agreement”) with the Funds, the Investment Adviser has agreed to limit expenses of each Fund, excluding interest, taxes, brokerage commissions and extraordinary expenses (and acquired fund fees and expenses) to 0.15%.

The Investment Adviser may at a later date recoup from a Fund for management fees waived and other expenses assumed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, a Fund’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees net of any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statements of Operations for each Fund. Amounts payable by the Investment Adviser are reflected on the accompanying Statements of Assets and Liabilities for each Fund.

As of March 31, 2013 the amounts of waived and reimbursed fees that are subject to possible recoupment by the Investment Adviser, and the related expiration dates are as follows:

	March 31,
	2014	2015	2016	Total
Local Currency Debt	$—	$—	$86,320	$86,320

The Expense Limitation Agreement is contractual and shall renew automatically for one-year terms unless ING Investments or the Trust provides written notice of the termination of the Expense Limitation Agreement within 90 days of the end of the then current term or upon termination of the Management Agreement.

NOTE 8 — CAPITAL SHARES

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
Corporate Debt
Class P
8/9/2012(1)–3/31/2013	9,759,061	—	1,432	(16,394)	9,744,099	98,344,808	—	14,911	(170,501)	98,189,218
Hard Currency Debt
Class P
8/9/2012(1)–3/31/2013	17,474,388	—	1,472	(43,893)	17,431,967	176,076,592	—	15,180	(450,000)	175,641,772
Local Currency Debt
Class P
8/6/2012(1)–3/31/2013	14,631,349	—	3,083	(445,755)	14,188,677	146,322,510	—	31,690	(4,554,000)	141,800,200

(1)	Commencement of operations.

NOTE 9 — CONCENTRATION OF INVESTMENT RISKS

All mutual funds involve risk — some more than others — and there is always the chance that you could lose money or not earn as much as you hope. Each Fund’s risk profile is largely a factor of the principal securities in which it invests and investment techniques that it uses. For more information regarding the types of securities and investment techniques that may be used by each Fund and its corresponding risks, see each Fund’s most recent Prospectus and/or the Statement of Additional Information.

NOTES TO FINANCIAL STATEMENTS AS OF MARCH 31, 2013 (CONTINUED)

NOTE 9 — CONCENTRATION OF INVESTMENT RISKS
(continued)

Credit Risk (All Funds). A Fund could lose money if a bond issuer (debtor) fails to repay interest and principal in a timely manner or if it goes bankrupt. This is especially true during periods of economic uncertainty or economic downturns. High-yield/high-risk bonds are especially subject to credit risk and are considered to be mostly speculative in nature.

Foreign Investments (All Funds). There are certain risks in owning foreign securities, including those resulting from: fluctuations in currency exchange rates; devaluation of currencies; political or economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions; reduced availability of public information concerning issuers; accounting, auditing and financial reporting standards or other regulatory practices and requirements that are not uniform when compared to those applicable to domestic companies; settlement and clearance procedures in some countries that may not be reliable and can result in delays in settlement; higher transaction and custody expenses than for domestic securities; and limitations on foreign ownership of equity securities. Also, securities of many foreign companies may be less liquid and the prices more volatile than those of domestic companies.

Emerging Markets Investments (All Funds). Because of less developed markets and economies and, in some countries, less mature governments and governmental institutions, the risks of investing in foreign securities can be intensified in the case of investments in issuers domiciled or doing substantial business in emerging market countries. These risks include: high concentration of market capitalization and trading volume in a small number of issuers representing a limited number of industries, as well as a high concentration of investors and financial intermediaries; political and social uncertainties; overdependence on exports, especially with respect to primary commodities, making these economies vulnerable to changes in commodity prices; overburdened infrastructure and obsolete or unseasoned financial systems; environmental problems; less well-developed legal systems; and less reliable custodial services and settlement practices.

NOTE 10 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains, foreign currency transactions, wash sale deferrals and the expiration of capital loss carryforwards. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as return of capital.

The following permanent tax differences have been reclassified as of March 31, 2013:

	Paid-in Capital	Undistributed Net Investment Income	Accumulated Net Realized Gains/(Losses)
Corporate Debt	$(33,403)	$47,117	$(13,714)
Hard Currency Debt	(39,505)	17,387	22,118
Local Currency Debt	(7,230)	1,929,640	(1,922,410)

Dividends paid by the Funds from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

The tax composition of dividends and distributions to shareholders during the Funds’ initial period ended March 31, 2013 was as follows:

Ordinary Income
Corporate Debt	$2,479,147
Hard Currency Debt	4,781,030
Local Currency Debt	5,364,791

The tax-basis components of distributable earnings as of March 31, 2013 were:

	Undistributed Ordinary Income	Undistributed Long-term Capital Gains	Unrealized Appreciation/ (Depreciation)
Corporate Debt	$1,633,593	$—	$2,137,069
Hard Currency Debt	2,953,722	72,455	(2,524,127)
Local Currency Debt	2,380,138	—	(50,438)

The Funds’ major tax jurisdictions are U.S. federal and Arizona. The earliest tax year that remains subject to examination by these jurisdictions is 2012, the year of commencement of operations.

As of March 31, 2013, no provision for income tax is required in the Funds’ financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue.

NOTES TO FINANCIAL STATEMENTS AS OF MARCH 31, 2013 (CONTINUED)

NOTE 11 — SUBSEQUENT EVENTS

Restructuring Plan

The Investment Adviser, ING IM, the Administrator and the Distributor, are indirect, wholly-owned subsidiaries of ING U.S., Inc. (“ING U.S.”). ING U.S. is a U.S.-based financial institution whose subsidiaries operate in the retirement, investment, and insurance industries. As of March 31, 2013, ING U.S. was a wholly-owned subsidiary of ING Groep N.V. (“ING Groep”), which is a global financial institution of Dutch origin, with operations in more than 40 countries.

In October 2009, ING Groep submitted a restructuring plan (the “Restructuring Plan”) to the European Commission in order to receive approval for state aid granted to ING Groep by the Kingdom of the Netherlands in November 2008 and March 2009. To receive approval for this state aid, ING Groep was required to divest its insurance and investment management businesses, including ING U.S., before the end of 2013. In November 2012, the Restructuring Plan was amended to permit ING Groep additional time to complete the divestment. Pursuant to the amended Restructuring Plan, ING Groep must divest at least 25% of ING U.S. by the end of 2013, more than 50% by the end of 2014, and the remaining interest by the end of 2016 (such divestment, the “Separation Plan”).

On November 9, 2012, ING U.S. filed a Registration Statement on Form S-1 (the “Form S-1”) with the U.S. Securities and Exchange Commission (“SEC”) to register an initial public offering of ING U.S. common stock (the “IPO”). On May 1, 2013, this Registration Statement including subsequent amendments became effective and the IPO was priced. The IPO closed on May 7, 2013. ING Groep continues to own a majority of the common stock of ING U.S. ING Groep intends to sell its remaining controlling ownership interest in ING U.S. over time. While the base case for the remainder of the Separation Plan is the divestment of ING Groep’s remaining interest in one or more broadly distributed offerings, all options remain open and it is possible that ING Groep’s divestment of its remaining interest in ING U.S. may take place by means of a sale to a single buyer or group of buyers.

It is anticipated that one or more of the transactions contemplated by the Separation Plan would result in the automatic termination of the existing advisory and sub-advisory agreements under which the Adviser and sub-adviser(s) provide services to the Funds. In order to ensure that the existing investment advisory and sub-advisory services can continue uninterrupted, the Board approved new advisory and sub-advisory agreements for the Funds in connection with the IPO. In addition, shareholders of the Funds have been asked to approve new investment advisory and sub-advisory agreements prompted by the IPO, as well as any future advisory and sub-advisory agreements prompted by the Separation Plan that are approved by the Board and whose terms are not materially different from the current agreements. Shareholders of the Funds approved new advisory and sub-advisory agreements on May 13, 2013. This means that shareholders may not have another opportunity to vote on a new agreement with the Adviser or an affiliated sub-adviser even if they undergo a change of control, as long as no single person or group of persons acting together gains “control” (as defined in the 1940 Act) of ING U.S.

The Separation Plan, whether implemented through public offerings or other means, may be disruptive to the businesses of ING U.S. and its subsidiaries, including the Adviser and affiliated entities that provide services to the Funds, and may cause, among other things, interruption of business operations or services, diversion of management’s attention from day-to-day operations, reduced access to capital, and loss of key employees or customers. The completion of the Separation Plan is expected to result in the Adviser’s and affiliated entities loss of access to the resources of ING Groep, which could adversely affect their business. Since a portion of the shares of ING U.S., as a stand-alone entity, are publicly held, it is subject to the reporting requirements of the Securities Exchange Act of 1934 as well as other U.S. government and state regulations, and subject to the risk of changing regulation.

The Separation Plan may be implemented in phases. During the time that ING Groep retains a majority interest in ING U.S., circumstances affecting ING Groep, including restrictions or requirements imposed on ING Groep by European and other authorities, may also affect ING U.S. A failure to complete the Separation Plan could create uncertainty about the nature of the relationship between ING U.S. and ING Groep, and could adversely affect ING U.S. and the Adviser and its affiliates. Currently, the Adviser and its affiliates do not anticipate that the Separation Plan will have a material adverse impact on their operations or the Funds and their operations.

NOTES TO FINANCIAL STATEMENTS AS OF MARCH 31, 2013 (CONTINUED)

NOTE 11 — SUBSEQUENT EVENTS (continued)

Dividends

Subsequent to March 31, 2013, the Funds paid net investment income dividends of:

	Class	Per Share Amount	Payable Date	Record Date
Corporate Debt	P	$0.0369	April 2, 2013	March 28, 2013
	P	$0.0713	May 2, 2013	April 30, 2013
Hard Currency Debt	P	$0.0390	April 2, 2013	March 28, 2013
	P	$0.0602	May 2, 2013	April 30, 2013
Local Currency Debt	P	$0.0203	April 2, 2013	March 28, 2013
	P	$0.0866	May 2, 2013	April 30, 2013

Proposals

At a meeting of the Board on January 10, 2013, the Board nominated 13 individuals (collectively, the “Nominees”) for election as Trustees of the Trust. The Nominees include Colleen D. Baldwin, John V. Boyer, Patricia W. Chadwick, Peter S. Drotch, J. Michael Earley, Patrick W. Kenny, Sheryl K. Pressler, Roger B. Vincent and Shaun P. Mathews, each of whom is a current member of the Board. In addition, the Board has nominated Albert E. DePrince Jr., Russell H. Jones, Martin J. Gavin, and Joseph E. Obermeyer, each of whom is not currently a member of the Board, but who serves as a director or trustee to other investment companies in the ING Fund complex. The Nominees were approved by shareholders on May 13, 2013. The election of the Nominees is effective on May 21, 2013. These nominations are, in part, the result of an effort on the part of the Board, another board in the ING Fund complex, and the Investment Adviser to the Funds to consolidate the membership of the boards so that the same members serve on each board in the ING Fund complex. The result is that all ING Funds will be governed by a board made up of the same individuals.

The Funds have evaluated events occurring after the Statements of Assets and Liabilities date (subsequent events) to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.

ING EMERGING MARKETS CORPORATE DEBT FUND	SUMMARY PORTFOLIO OF INVESTMENTS AS OF MARCH 31, 2013

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: 97.9%
		Brazil: 12.6%
250,000	#	Banco Bradesco SA/Cayman Islands, 5.750%, 03/01/22	$267,500	0.3
1,000,000	#	Banco BTG Pactual SA/Cayman Islands, 5.750%, 09/28/22	1,006,300	1.0
800,000		Banco do Brasil SA/Cayman, 3.875%, 10/10/22	776,000	0.7
1,000,000	#	Banco do Brasil SA/Cayman, 6.250%, 12/29/49	987,500	1.0
1,300,000	#	BC Luxco 1 SA, 7.375%, 01/29/20	1,352,000	1.3
500,000	#	Cosan Luxembourg SA, 5.000%, 03/14/23	504,250	0.5
300,000	#	Itau Unibanco Holding SA/Cayman Island, 5.125%, 05/13/23	306,300	0.3
500,000	#	Marfrig Holding Europe BV, 9.875%, 07/24/17	488,750	0.5
500,000	#	OAS Investments GmbH, 8.250%, 10/19/19	538,750	0.5
500,000	#	Samarco Mineracao SA, 4.125%, 11/01/22	487,750	0.5
923,000		Vale Overseas Ltd., 4.625%, 09/15/20	982,749	1.0
4,716,000		Other Securities	5,134,047	5.0
			12,831,896	12.6

		Chile: 5.0%
750,000	#	Automotores Gildemeister SA, 6.750%, 01/15/23	789,375	0.8
800,000		Celulosa Arauco y Constitucion SA, 4.750%, 01/11/22	836,556	0.8
1,000,000	#	CorpGroup Banking SA, 6.750%, 03/15/23	1,051,250	1.0
750,000	#	GeoPark Latin America Ltd. Agencia en Chile, 7.500%, 02/11/20	783,750	0.8
825,000		Inversiones CMPC SA, 6.125%, 11/05/19	940,226	0.9
200,000	#	Telefonica Chile SA, 3.875%, 10/12/22	197,479	0.2
400,000		Other Securities	451,723	0.5
			5,050,359	5.0

		China: 6.7%
750,000		Agile Property Holdings Ltd., 10.000%, 11/14/16	815,625	0.8
450,000	#	China Resources Gas Group Ltd, 4.500%, 04/05/22	490,127	0.5
900,000		Country Garden Holdings Co. Ltd., 11.125%, 02/23/18	1,044,000	1.0
750,000		Franshion Development Ltd., 6.750%, 04/15/21	816,600	0.8
1,000,000	#	Kaisa Group Holdings Ltd., 8.875%, 03/19/18	1,017,500	1.0
300,000	#	Mega Advance Investments Ltd., 6.375%, 05/12/41	379,881	0.4
2,100,000		Other Securities	2,253,285	2.2
			6,817,018	6.7

		Colombia: 5.0%
750,000		Bancolombia SA, 5.950%, 06/03/21	847,500	0.8
800,000	#	Colombia Telecomunicaciones SA ESP, 5.375%, 09/27/22	804,000	0.8
681,000		Ecopetrol SA, 7.625%, 07/23/19	856,358	0.9
763,000	#	Empresa de Energia de Bogota SA, 6.125%, 11/10/21	854,560	0.8
COP 924,000,000	#	Empresa de Telecomunicaciones de Bogato, 7.000%, 01/17/23	539,063	0.5
600,000		Pacific Rubiales Energy Corp., 7.250%, 12/12/21	684,900	0.7
500,000	#	Pacific Rubiales Energy Corp., 5.125%, 03/28/23	507,000	0.5
			5,093,381	5.0

		Czech Republic: 0.4%
400,000		Other Securities	425,972	0.4

		Dominican Republic: 0.3%
250,000	#	Aeropuertos Dominicanos Siglo XXI SA, 9.250%, 11/13/19	273,125	0.3

		Guatemala: 0.5%
500,000	#	Industrial Senior Trust, 5.500%, 11/01/22	500,625	0.5

		Hong Kong: 5.1%
1,300,000		Bank of China Hong Kong Ltd., 5.550%, 02/11/20	1,463,504	1.4

See Accompanying Notes to Financial Statements

ING EMERGING MARKETS CORPORATE DEBT FUND	SUMMARY PORTFOLIO OF INVESTMENTS AS OF MARCH 31, 2013 (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: (continued)
		Hong Kong: (continued)
400,000		Hutchison Whampoa International 12 Ltd., 6.000%, 04/29/49	$428,000	0.4
450,000	#	Hutchison Whampoa International 12 Ltd., 6.000%, 05/29/49	481,500	0.5
895,000		Wiseyear Holdings Ltd., 5.000%, 02/15/17	973,593	1.0
1,700,000		Other Securities	1,884,110	1.8
			5,230,707	5.1

		Hungary: 0.3%
300,000		Other Securities	304,875	0.3

		India: 7.2%
800,000		Axis Bank Ltd./Dubai, 5.125%, 09/05/17	855,294	0.8
1,100,000	#	ICICI Bank Ltd./Dubai, 4.700%, 02/21/18	1,164,274	1.2
550,000		Reliance Holdings USA, Inc., 5.400%, 02/14/22	614,576	0.6
1,450,000	#	Reliance Holdings USA, Inc., 5.400%, 02/14/22	1,620,246	1.6
1,400,000	#	Reliance Industries Ltd., 5.875%, 12/31/49	1,373,750	1.3
700,000	#	State Bank of India/London, 4.125%, 08/01/17	731,136	0.7
900,000		Vedanta Resources PLC, 6.750%–8.250%, 06/07/16–06/07/21	968,500	1.0
			7,327,776	7.2

		Indonesia: 4.3%
1,000,000	#	Gajah Tunggal Tbk PT, 7.750%, 02/06/18	1,040,000	1.0
1,000,000	#	Indo Energy Finance II BV, 6.375%, 01/24/23	1,032,500	1.0
1,000,000	#	Star Energy Geothermal Wayang Windu Ltd., 6.125%, 03/27/20	1,000,000	1.0
1,200,000		Other Securities	1,329,336	1.3
			4,401,836	4.3

		Israel: 1.3%
725,000		Israel Electric Corp. Ltd., 7.250%, 01/15/19	833,818	0.8
400,000		Other Securities	510,778	0.5
			1,344,596	1.3

		Jamaica: 1.7%
500,000		Digicel Group Ltd., 8.250%, 09/30/20	532,500	0.5
1,170,000	#	Digicel Group Ltd., 8.250%, 09/30/20	1,246,050	1.2
			1,778,550	1.7
		Kazakhstan: 0.5%
500,000	#	Zhaikmunai LLP, 7.125%, 11/13/19	536,250	0.5

		Mexico: 9.8%
900,000		America Movil S.A.B de CV, 5.000%, 03/30/20	1,017,266	1.0
1,500,000	#	BBVA, 6.750%, 09/30/22	1,717,500	1.7
1,027,000		Cemex Finance, LLC, 9.500%, 12/14/16	1,116,863	1.1
250,000		Cemex SAB de CV, 9.000%, 01/11/18	278,125	0.3
250,000	#	Cemex SAB de CV, 9.000%, 01/11/18	278,125	0.3
900,000		Grupo Elektra SA de CV, 7.250%, 08/06/18	943,875	0.9
800,000	#	Mexichem SAB de CV, 4.875%, 09/19/22	850,000	0.8
1,000,000	#	Mexico Generadora de Energia S de RL, 5.500%, 12/06/32	1,060,000	1.0
1,000,000	#	Tenedora Nemak SA de CV, 5.500%, 02/28/23	1,015,000	1.0
1,850,000		Other Securities	1,709,706	1.7
			9,986,460	9.8

		Mongolia: 0.5%
450,000		Other Securities	463,500	0.5

		Nigeria: 1.0%
850,000		Afren PLC, 10.250%, 04/08/19	1,015,750	1.0

		Paraguay: 0.4%
400,000	#	Telefonica Celular del Paraguay SA, 6.750%, 12/13/22	434,000	0.4

		Peru: 4.9%
650,000	#	Ajecorp BV, 6.500%, 05/14/22	703,950	0.7
1,150,000		Banco de Credito del Peru/Panama, 5.375%, 09/16/20	1,265,000	1.2
1,000,000	#	Cementos Pacasmayo SAA, 4.500%, 02/08/23	965,000	1.0
625,000		Southern Copper Corp., 6.750%, 04/16/40	711,874	0.7
700,000		Southern Copper Corp., 7.500%, 07/27/35	847,943	0.8
500,000		Other Securities	527,500	0.5
			5,021,267	4.9

See Accompanying Notes to Financial Statements

ING EMERGING MARKETS CORPORATE DEBT FUND	SUMMARY PORTFOLIO OF INVESTMENTS AS OF MARCH 31, 2013 (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: (continued)
		Poland: 1.1%
500,000	#	PKO Finance AB, 4.630%, 09/26/22	$519,880	0.5
500,000		Other Securities	587,500	0.6
			1,107,380	1.1

		Qatar: 2.1%
1,018,000		Qtel International Finance Ltd., 3.375%–4.750%, 10/14/16–02/16/21	1,106,804	1.1
898,000		Other Securities	1,021,784	1.0
			2,128,588	2.1

		Russia: 9.7%
500,000		Alfa Bank OJSC Via Alfa Bond Issuance PLC, 7.875%, 09/25/17	565,600	0.6
300,000	#	Alfa Bank OJSC Via Alfa Bond Issuance PLC, 7.500%, 09/26/19	319,125	0.3
600,000	#	Brunswick Rail Finance Ltd., 6.500%, 11/01/17	637,500	0.6
300,000	#	Credit Bank of Moscow Via CBOM Finance PLC, 7.700%, 02/01/18	312,000	0.3
525,000	#	EuroChem Mineral & Chemical Co. OJSC via EuroChem GI Ltd., 5.125%, 12/12/17	535,500	0.5
100,000	#	Gaz Capital for Gazprom, 9.250%, 04/23/19	129,500	0.1
275,000	#	Gazprom Neft OAO Via GPN Capital SA, 4.375%, 09/19/22	272,594	0.3
205,000		Gazprom OAO Via Gaz Capital SA, 6.212%, 11/22/16	228,841	0.2
400,000	#	Gazprom OAO Via Gaz Capital SA, 5.999%, 01/23/21	450,000	0.4
600,000	#	Rosneft Oil Co. via Rosneft International Finance Ltd., 4.199%, 03/06/22	596,250	0.6
500,000	#	Sberbank of Russia Via SB Capital SA, 4.950%, 02/07/17	535,000	0.5
500,000	#	Severstal OAO Via Steel Capital SA, 5.900%, 10/17/22	498,750	0.5
600,000	#	Sibur Securities Ltd., 3.914%, 01/31/18	592,500	0.6
1,000,000	#	VimpelCom Holdings BV, 5.950%, 02/13/23	998,750	1.0
300,000	#	VTB Bank OJSC Via VTB Capital SA, 6.950%, 10/17/22	317,550	0.3
2,650,000		Other Securities	2,951,020	2.9
			9,940,480	9.7

		South Africa: 1.3%
1,300,000		Other Securities	1,299,578	1.3

		South Korea: 3.8%
100,000	#	Hyundai Capital America, 4.000%, 06/08/17	107,772	0.1
800,000	#	Korea East-West Power Co. Ltd., 2.500%, 07/16/17	824,155	0.8
720,000	#	Korea Gas Corp., 6.250%, 01/20/42	942,150	1.0
800,000		POSCO, 5.250%, 04/14/21	925,438	0.9
965,000		Shinhan Bank, 4.375%–5.663%, 07/27/17–03/02/35	1,038,674	1.0
			3,838,189	3.8

		Thailand: 0.9%
200,000	#	Thai Oil PCL, 3.625%, 01/23/23	202,225	0.2
650,000		Other Securities	751,489	0.7
			953,714	0.9

		Turkey: 5.8%
300,000	#	Anadolu Efes Biracilik Ve Malt Sanayii AS, 3.375%, 11/01/22	287,250	0.3
500,000	#	Tupras Turkiye Petrol Rafinerileri AS, 4.125%, 05/02/18	500,625	0.5
1,500,000	#	Turkiye Is Bankasi, 6.000%, 10/24/22	1,571,250	1.5
1,200,000	#	Turkiye Vakiflar Bankasi Tao, 6.000%, 11/01/22	1,236,000	1.2
500,000	#	Turkiye Garanti Bankasi AS, 5.250%, 09/13/22	523,125	0.5
400,000	#	Turkiye Halk Bankasi AS, 4.875%, 07/19/17	422,872	0.4
1,000,000	#	Yapi ve Kredi Bankasi AS, 5.500%, 12/06/22	995,000	1.0
350,000		Other Securities	396,812	0.4
			5,932,934	5.8

		Ukraine: 1.8%
1,100,000		Metinvest BV, 8.750%, 02/14/18	1,130,800	1.1
700,000		Other Securities	701,750	0.7
			1,832,550	1.8

See Accompanying Notes to Financial Statements

ING EMERGING MARKETS CORPORATE DEBT FUND	SUMMARY PORTFOLIO OF INVESTMENTS AS OF MARCH 31, 2013 (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: (continued)
		United Arab Emirates: 3.9%
200,000		Abu Dhabi National Energy Co., 5.875%, 12/13/21	$236,250	0.2
765,000	#	Abu Dhabi National Energy Co., 5.875%, 12/13/21	903,656	0.9
798,000	#	Dolphin Energy Ltd., 5.500%, 12/15/21	924,683	0.9
860,000		DP World Sukuk Ltd., 6.250%, 07/02/17	963,200	1.0
287,000	#	IPIC GMTN Ltd., 5.500%, 03/01/22	334,355	0.3
550,000		Other Securities	628,100	0.6
			3,990,244	3.9

		Total Corporate Bonds/Notes (Cost $97,718,747)	99,861,600	97.9

Shares		Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: 0.5%
	Mutual Funds: 0.5%
464,000	BlackRock Liquidity Funds, TempFund, Institutional Class (Cost $464,000)	464,000	0.5

	Total Short-Term Investments (Cost $464,000)	464,000	0.5

	Total Investments in Securities (Cost $98,182,747)	$100,325,600	98.4
	Assets in Excess of Other Liabilities	1,600,766	1.6
	Net Assets	$101,926,366	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of March 31, 2013.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

†	Unless otherwise indicated, principal amount is shown in USD.

#	Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

COP	Colombian Peso

Cost for federal income tax purposes is $98,188,435.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$2,682,999
Gross Unrealized Depreciation	(545,834)
Net Unrealized Appreciation	$2,137,165

Sector Diversification	Percentage of Net Assets
Financials	28.6%
Energy	17.9
Materials	14.8
Telecommunication Services	9.8
Industrials	9.6
Utilities	9.0
Consumer Staples	3.8
Consumer Discretionary	3.4
Health Care	1.0
Short-Term Investments	0.5
Assets in Excess of Other Liabilities	1.6
Net Assets	100.0%

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of March 31, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2013
Asset Table
Investments, at fair value
Corporate Bonds/Notes	$—	$99,861,600	$—	$99,861,600
Short-Term Investments	464,000	—	—	464,000
Total Investments, at fair value	$464,000	$99,861,600	$—	$100,325,600
Other Financial Instruments+
Futures	16,558	—	—	16,558
Total Assets	$480,558	$99,861,600	$—	$100,342,158

See Accompanying Notes to Financial Statements

ING EMERGING MARKETS CORPORATE DEBT FUND	SUMMARY PORTFOLIO OF INVESTMENTS AS OF MARCH 31, 2013 (CONTINUED)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2013
Liabilities Table
Other Financial Instruments+
Futures	$(15,600)	$—	$—	$(15,600)
Total Liabilities	$(15,600)	$—	$—	$(15,600)

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, equity forwards, futures, swaps, and written options. Forward foreign currency contracts, equity forwards and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

ING Emerging Markets Corporate Debt Fund Open Futures Contracts on March 31, 2013:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
U.S. Treasury 2-Year Note	7	06/28/13	$1,543,172	$(118)
U.S. Treasury 5-Year Note	50	06/28/13	6,202,734	6,906
U.S. Treasury Long Bond	7	06/19/13	1,011,281	2,662
			$8,757,187	$9,450
Short Contracts
U.S. Treasury 10-Year Note	(24)	06/19/13	$(3,167,625)	$(15,482)
U.S. Treasury Ultra Long Bond	(4)	06/19/13	(630,375)	6,990
			$(3,798,000)	$(8,492)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of March 31, 2013 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Interest rate contracts	Net Assets — Unrealized appreciation*	$16,558
Total Asset Derivatives		$16,558
Liability Derivatives
Interest rate contracts	Net Assets — Unrealized depreciation*	$15,600
Total Liability Derivatives		$15,600

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the table following the Summary Portfolio of Investments.

See Accompanying Notes to Financial Statements

ING EMERGING MARKETS CORPORATE DEBT FUND	SUMMARY PORTFOLIO OF INVESTMENTS AS OF MARCH 31, 2013 (CONTINUED)

The effect of derivative instruments on the Fund’s Statement of Operations for the period ended March 31, 2013 was as follows:

	Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Foreign currency related transactions*	Futures	Total
Foreign exchange contracts	$(28,424)	$—	$(28,424)
Interest rate contracts	—	(58,365)	(58,365)
Total	$(28,424)	$(58,365)	$(86,789)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Interest rate contracts	$958
Total	$958

*	Amounts recognized for forward foreign currency contracts are included in net realized gain (loss) on foreign currency related transactions and net change in unrealized appreciation or depreciation on foreign currency related transactions.

See Accompanying Notes to Financial Statements

ING EMERGING MARKETS HARD CURRENCY DEBT FUND	SUMMARY PORTFOLIO OF INVESTMENTS AS OF MARCH 31, 2013

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: 5.2%
		Brazil: 0.6%
1,000,000	#	BC Luxco 1 SA, 7.375%, 01/29/20	$1,040,000	0.6

		Guatemala: 0.0%
30,000		Other Securities	32,813	0.0

		Panama: 1.0%
1,750,000	#	AES El Salvador Trust II, 6.750%, 03/28/23	1,767,357	1.0

		Peru: 1.9%
3,500,000	#	El Fondo Mivivienda SA, 3.500%, 01/31/23	3,410,750	1.9

		Russia: 1.1%
1,000,000	#	Sibur Securities Ltd., 3.914%, 01/31/18	987,500	0.5
1,000,000	#	VimpelCom Holdings BV, 5.950%, 02/13/23	998,750	0.6
			1,986,250	1.1

		Turkey: 0.6%
TRY 1,750,000	#	Akbank TAS, 7.500%, 02/05/18	957,069	0.6

		Total Corporate Bonds/Notes (Cost $9,252,050)	9,194,239	5.2

FOREIGN GOVERNMENT BONDS: 91.9%
		Angola: 1.3%
2,050,000		Republic of Angola Via Northern Lights III BV, 7.000%, 08/16/19	2,272,938	1.3

		Argentina: 3.2%
2,400,000		Argentina Government International Bond, 7.000%, 09/12/13	2,388,000	1.3
2,888,341		Argentina Government International Bond, 2.500%, 12/31/38	917,048	0.5
2,187,998		Argentina Government International Bond, 8.280%, 12/31/33	1,192,459	0.7
1,400,000		City of Buenos Aires, 9.950%, 03/01/17	1,197,000	0.7
			5,694,507	3.2

		Aruba: 0.7%
1,250,000	#	Aruba Government Bond, 4.625%, 09/14/23	1,300,000	0.7

		Azerbaijan: 1.3%
2,200,000		State Oil Co. of the Azerbaijan Republic, 5.450%, 02/09/17	2,354,000	1.3

		Belarus: 2.9%
3,800,000		Republic of Belarus, 8.750%, 08/03/15	3,971,000	2.3
1,020,000		Republic of Belarus, 8.950%, 01/26/18	1,093,950	0.6
			5,064,950	2.9

		Belize: 1.0%
2,516,100	#, ±	Belize Government International Bond, 5.000%, 02/20/38	1,754,980	1.0

		Brazil: 3.6%
4,630,000		Brazilian Government International Bond, 2.625%, 01/05/23	4,456,375	2.5
2,000,000	#	Caixa Economica Federal, 3.500%, 11/07/22	1,920,000	1.1
			6,376,375	3.6

		Bulgaria: 0.5%
766,000		Other Securities	860,984	0.5

		Chile: 1.1%
1,700,000	#	Corp Nacional del Cobre de Chile, 4.250%, 07/17/42	1,572,429	0.9
350,000		Other Securities	363,034	0.2
			1,935,463	1.1

		Colombia: 3.1%
3,000,000		Colombia Government International Bond, 2.625%, 03/15/23	2,887,500	1.7
300,000		Colombia Government International Bond, 7.375%, 03/18/19	387,750	0.2
1,500,000		Colombia Government International Bond, 8.125%, 05/21/24	2,166,750	1.2
			5,442,000	3.1

		Costa Rica: 0.6%
1,100,000	#	Costa Rica Government International Bond, 4.250%, 01/26/23	1,103,850	0.6

		Croatia: 2.9%
900,000		Croatia Government International Bond, 6.375%, 03/24/21	972,450	0.5
1,000,000	#	Croatia Government International Bond, 5.500%, 04/04/23	1,000,582	0.6
3,000,000	#	Hrvatska Elektroprivreda, 6.000%, 11/09/17	3,112,500	1.8
			5,085,532	2.9

See Accompanying Notes to Financial Statements

ING EMERGING MARKETS HARD CURRENCY DEBT FUND	SUMMARY PORTFOLIO OF INVESTMENTS AS OF MARCH 31, 2013 (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets

FOREIGN GOVERNMENT BONDS: (continued)
		Dominican Republic: 0.6%
1,000,000	#	Banco de Reservas de LA Republica Dominicana, 7.000%, 02/01/23	$1,005,000	0.6

		Ecuador: 0.9%
1,500,000		Ecuador Government International Bond, 9.375%, 12/15/15	1,571,250	0.9

		Egypt: 0.2%
330,000		Other Securities	281,325	0.2

		El Salvador: 0.1%
250,000	#	El Salvador Government International Bond, 5.875%, 01/30/25	263,375	0.1

		Gabon: 1.5%
2,200,000		Gabonese Republic, 8.200%, 12/12/17	2,684,000	1.5

		Georgia: 0.6%
875,000	#	Georgian Railway JSC, 7.750%, 07/11/22	1,004,062	0.6

		Guatemala: 0.3%
500,000	#	Guatemala Government Bond, 4.875%, 02/13/28	491,250	0.3

		Hungary: 2.5%
1,300,000		Hungary Government International Bond, 5.375%, 02/21/23	1,230,125	0.7
2,306,000		Hungary Government International Bond, 6.375%, 03/29/21	2,386,710	1.4
750,000		Hungary Government International Bond, 7.625%, 03/29/41	768,750	0.4
			4,385,585	2.5

		Indonesia: 6.1%
7,340,000		Indonesia Government International Bond, 11.625%, 03/04/19	10,679,700	6.1

		Iraq: 0.8%
1,600,000		Republic of Iraq, 5.800%, 01/15/28	1,476,000	0.8

		Ivory Coast: 1.3%
2,450,000	±	Ivory Coast Government International Bond, 5.750%, 12/31/32	2,284,625	1.3

		Kazakhstan: 2.2%
2,250,000	#	Development Bank of Kazakhstan JSC, 4.125%, 12/10/22	2,188,125	1.2

1,460,000	#	Kazakhstan Temir Zholy Finance BV, 6.950%, 07/10/42	1,711,850	1.0
			3,899,975	2.2

		Latvia: 0.5%
1,000,000	#	Republic of Latvia, 2.750%, 01/12/20	966,500	0.5

		Lebanon: 2.5%
3,470,000		Lebanon Government International Bond, 6.100%, 10/04/22	3,513,375	2.0
750,000		Lebanon Government International Bond, 8.250%, 04/12/21	862,500	0.5
			4,375,875	2.5

		Lithuania: 1.9%
2,100,000		Lithuania Government International Bond, 6.625%, 02/01/22	2,580,375	1.5
600,000	#	Lithuania Government International Bond, 6.625%, 02/01/22	737,250	0.4
			3,317,625	1.9

		Mexico: 4.6%
824,000	#	Comision Federal de Electricidad, 5.750%, 02/14/42	906,400	0.5
3,300,000		Pemex Project Funding Master Trust, 6.625%, 06/15/35	3,968,250	2.2
275,000		Pemex Project Funding Master Trust, 6.625%, 06/15/38	330,000	0.2
900,000	#	Petroleos Mexicanos, 3.500%, 01/30/23	900,000	0.5
1,727,000		Petroleos Mexicanos, 5.500%–8.000%, 05/03/19–06/27/44	1,999,278	1.2
			8,103,928	4.6

		Mongolia: 0.5%
1,000,000	#	Mongolia Government International Bond, 5.125%, 12/05/22	937,500	0.5

		Morocco: 1.2%
1,000,000		Morocco Government International Bond, 4.250%, 12/11/22	1,025,500	0.6
1,000,000	#	Morocco Government International Bond, 4.250%, 12/11/22	1,025,500	0.6
			2,051,000	1.2

See Accompanying Notes to Financial Statements

ING EMERGING MARKETS HARD CURRENCY DEBT FUND	SUMMARY PORTFOLIO OF INVESTMENTS AS OF MARCH 31, 2013 (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets

FOREIGN GOVERNMENT BONDS: (continued)
		Namibia: 0.9%
1,450,000		Namibia International Bonds, 5.500%, 11/03/21	$1,609,500	0.9

		Nigeria: 1.0%
NGN 185,000,000		Nigeria Government Bond, 16.390%, 01/27/22	1,523,173	0.9
250,000		Nigeria Government International Bond, 6.750%, 01/28/21	290,000	0.1
			1,813,173	1.0

		Panama: 1.1%
1,506,000		Panama Government International Bond, 6.700%, 01/26/36	2,014,275	1.1

		Paraguay: 0.2%
300,000	#	Republic of Paraguay, 4.625%, 01/25/23	302,700	0.2

		Peru: 0.6%
861,000		Peruvian Government International Bond, 5.625%, 11/18/50	1,034,061	0.6

		Philippines: 5.2%
7,656,000		Philippine Government International Bond, 4.000%, 01/15/21	8,479,020	4.8
500,000		Philippine Government International Bond, 6.375%, 01/15/32	647,500	0.4
			9,126,520	5.2

		Poland: 2.6%
3,850,000		Poland Government International Bond, 3.000%, 03/17/23	3,738,350	2.1
752,000		Poland Government International Bond, 5.000%, 03/23/22	860,987	0.5
			4,599,337	2.6

		Republic Of Serbia: 1.2%
2,118,000	#	Republic of Serbia, 4.875%, 02/25/20	2,098,938	1.2

		Romania: 1.5%
1,310,000		Romanian Government International Bond, 6.750%, 02/07/22	1,529,425	0.9
1,100,000	#	Romanian Government International Bond, 4.375%, 08/22/23	1,082,598	0.6
			2,612,023	1.5
		Russia: 5.0%
RUB 30,000,000	#	AHML Finance, 7.750%, 02/13/18	971,390	0.6
650,000		Russian Agricultural Bank OJSC Via RSHB Capital SA, 5.298%, 12/27/17	690,560	0.4
400,000		Russian Foreign Bond — Eurobond, 5.625%, 04/04/42	450,000	0.2
3,069,400		Russian Foreign Bond — Eurobond, 7.500%, 03/31/30	3,808,358	2.2
2,600,000		Russian Railways via RZD Capital PLC, 5.700%, 04/05/22	2,873,000	1.6
			8,793,308	5.0

		South Africa: 2.9%
5,271,000	#	Transnet SOC Ltd., 4.000%, 07/26/22	5,073,338	2.9

		Sri Lanka: 1.0%
875,000		Sri Lanka Government International Bond, 5.875%, 07/25/22	912,187	0.5
870,000	#	Sri Lanka Government International Bond, 5.875%, 07/25/22	906,975	0.5
			1,819,162	1.0

		Trinidad And Tobago: 1.3%
2,097,917		Petroleum Co. of Trinidad & Tobago Ltd., 6.000%, 05/08/22	2,307,708	1.3

		Turkey: 4.4%
3,494,000		Turkey Government Bond, 7.375%, 02/05/25	4,472,320	2.5
2,400,000		Turkey Government International Bond, 8.000%, 02/14/34	3,306,000	1.9
			7,778,320	4.4

		Ukraine: 3.5%
1,000,000		Ukraine Government International Bond, 7.800%, 11/28/22	1,017,500	0.6
4,750,000		Ukraine Government International Bond, 9.250%, 07/24/17	5,166,100	2.9
			6,183,600	3.5

		Uruguay: 0.8%
785,000		Uruguay Government International Bond, 7.625%, 03/21/36	1,137,857	0.7
162,288	&	Uruguay Government International Bond, 7.875%, 01/15/33	236,454	0.1
			1,374,311	0.8

See Accompanying Notes to Financial Statements

ING EMERGING MARKETS HARD CURRENCY DEBT FUND	SUMMARY PORTFOLIO OF INVESTMENTS AS OF MARCH 31, 2013 (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets

FOREIGN GOVERNMENT BONDS: (continued)
		Venezuela: 7.0%
1,000,000		Petroleos de Venezuela SA, 4.900%, 10/28/14	$965,000	0.6
2,500,000		Petroleos de Venezuela SA, 8.500%, 11/02/17	2,437,500	1.4
9,279,000		Petroleos de Venezuela SA, 9.000%, 11/17/21	8,838,248	5.0
			12,240,748	7.0

		Vietnam: 0.8%
1,200,000		Vietnam Government International Bond, 6.750%, 01/29/20	1,404,000	0.8

		Zambia: 0.4%
660,000	#	Zambia Government International Bond, 5.375%, 09/20/22	657,525	0.4

		Total Foreign Government Bonds (Cost $163,848,031)	161,866,701	91.9

		Total Long-Term Investments (Cost $173,100,081)	171,060,940	97.1

Shares		Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: 1.9%
	Mutual Funds: 1.9%
3,276,000	BlackRock Liquidity Funds, TempFund, Institutional Class (Cost $3,276,000)	3,276,000	1.9

	Total Short-Term Investments (Cost $3,276,000)	3,276,000	1.9

	Total Investments in Securities (Cost $176,376,081)	$174,336,940	99.0
	Assets in Excess of Other Liabilities	1,767,180	1.0
	Net Assets	$176,104,120	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of March 31, 2013.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

†	Unless otherwise indicated, principal amount is shown in USD.

#	Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

&	Payment-in-kind

±	Defaulted security

NGN	Nigerian Naira

RUB	Russian Ruble

TRY	Turkish New Lira

Cost for federal income tax purposes is $176,852,014.

Net unrealized depreciation consists of:
Gross Unrealized Appreciation	$1,572,630
Gross Unrealized Depreciation	(4,087,704)
Net Unrealized Depreciation	$(2,515,074)

Sector Diversification	Percentage of Net Assets
Foreign Government Bonds	90.7%
Financials	3.7
Utilities	1.0
Telecommunication Services	0.6
Industrials	0.6
Energy	0.5
Consumer Staples	0.0
Short-Term Investments	1.9
Assets in Excess of Other Liabilities	1.0
Net Assets	100.0%

See Accompanying Notes to Financial Statements

ING EMERGING MARKETS HARD CURRENCY DEBT FUND	SUMMARY PORTFOLIO OF INVESTMENTS AS OF MARCH 31, 2013 (CONTINUED)

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of March 31, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2013
Asset Table
Investments, at fair value
Corporate Bonds/Notes	$—	$9,194,239	$—	$9,194,239
Short-Term Investments	3,276,000	—	—	3,276,000
Foreign Government Bonds	—	161,866,701	—	161,866,701
Total Investments, at fair value	$3,276,000	$171,060,940	$—	$174,336,940
Other Financial Instruments+
Futures	$46,261	$—	$—	$46,261
Forward Foreign Currency Contracts	—	37,318	—	37,318
Total Assets	$3,322,261	$171,098,258	$—	$174,420,519
Liabilities Table
Other Financial Instruments+
Futures	$(151,560)	$—	$—	$(151,560)
Total Liabilities	$(151,560)	$—	$—	$(151,560)

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, equity forwards, futures, swaps, and written options. Forward foreign currency contracts, equity forwards and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

At March 31, 2013, the following forward foreign currency contracts were outstanding for the ING Emerging Markets Hard Currency Debt Fund:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Deutsche Bank AG	Turkish Lira	1,803,497	Sell	06/14/13	$1,000,000	$987,439	$12,561
HSBC	Russian Ruble	30,000,000	Sell	04/19/13	986,553	961,796	24,757
							$37,318

ING Emerging Markets Hard Currency Debt Fund Open Futures Contracts on March 31, 2013:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
U.S. Treasury 2-Year Note	71	06/28/13	$15,652,172	$(1,202)
U.S. Treasury 5-Year Note	79	06/28/13	9,800,320	10,912
U.S. Treasury Long Bond	57	06/19/13	8,234,719	32,666
U.S. Treasury Ultra Long Bond	2	06/19/13	315,187	2,683
			$34,002,398	$45,059
Short Contracts
U.S. Treasury 10-Year Note	(188)	06/19/13	(24,813,063)	(150,358)
			$(24,813,063)	$(150,358)

See Accompanying Notes to Financial Statements

ING EMERGING MARKETS HARD CURRENCY DEBT FUND	SUMMARY PORTFOLIO OF INVESTMENTS AS OF MARCH 31, 2013 (CONTINUED)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of March 31, 2013 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	$37,318
Interest rate contracts	Net Assets — Unrealized appreciation*	46,261
Total Asset Derivatives		$83,579
Liability Derivatives
Interest rate contracts	Net Assets — Unrealized depreciation*	$151,560
Total Liability Derivatives		$151,560

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the table following the Summary Portfolio of Investments.

The effect of derivative instruments on the Fund’s Statement of Operations for the period ended March 31, 2013 was as follows:

	Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures	Swaps	Total
Credit Contracts	$—	$(199,797)	$(199,797)
Interest rate contracts	225,958	—	225,958
Total	$225,958	$(199,797)	$26,161

	Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Foreign currency related transactions*	Futures	Total
Foreign exchange contracts	$37,318	$—	$37,318
Interest rate contracts	—	(105,299)	(105,299)
Total	$37,318	$(105,299)	$(67,981)

*	Amounts recognized for forward foreign currency contracts are included in net realized gain (loss) on foreign currency related transactions and net change in unrealized appreciation or depreciation on foreign currency related transactions.

See Accompanying Notes to Financial Statements

ING EMERGING MARKETS LOCAL CURRENCY DEBT FUND	SUMMARY PORTFOLIO OF INVESTMENTS AS OF MARCH 31, 2013

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: 2.2%
		Brazil: 1.5%
BRL 1,631,000		Banco Votorantim SA, 6.250%, 05/16/16	$943,136	0.6
BRL 2,162,000	#	Banco Votorantim SA, 6.250%, 05/16/16	1,250,191	0.9
			2,193,327	1.5

		Turkey: 0.7%
TRY 1,750,000	#	Akbank TAS, 7.500%, 02/05/18	957,069	0.7

		Total Corporate Bonds/Notes (Cost $3,169,493)	3,150,396	2.2

FOREIGN GOVERNMENT BONDS: 73.9%
		Czech Republic: 4.4%
CZK 126,000,000		Czech Republic Government Bond, 2.800%, 09/16/13	6,342,168	4.4

		Dominican Republic: 1.0%
DOP 10,000,000		Dominican Republic International Bond, 14.000%, 10/18/19	250,093	0.2
DOP 35,500,000	#	Dominican Republic International Bond, 14.000%, 10/18/19	887,830	0.6
DOP 11,870,000		Dominican Republic International Bond, 15.500%, 04/19/19	314,156	0.2
			1,452,079	1.0

		Hungary: 4.4%
HUF 160,000,000		Hungary Government Bond, 6.500%, 06/24/19	698,743	0.5
HUF 146,000,000		Hungary Government Bond, 6.750%, 10/22/28	631,120	0.4
HUF 235,000,000		Hungary Government International Bond, 6.000%, 11/24/23	968,950	0.7
HUF 917,860,000		Hungary Government International Bond, 7.000%, 06/24/22	4,062,739	2.8
			6,361,552	4.4

		Malaysia: 4.6%
MYR 18,800,000		Malaysia Government Bond, 4.392%, 04/15/26	6,564,239	4.6

		Mexico: 4.4%
MXN 16,500,000		Mexican Bonos, 6.500%, 06/09/22	1,493,757	1.0
MXN 30,200,000		Mexican Bonos, 8.500%, 11/18/38	3,311,845	2.3
MXN 16,000,000		Mexican Bonos, 8.500%, 12/13/18	1,539,758	1.1
			6,345,360	4.4

		Nigeria: 1.3%
NGN 36,000,000		Nigeria Government Bond, 7.000%, 10/23/19	$186,710	0.1
NGN 114,700,000	Z	Nigeria Government Bond, 11.080%, 10/10/13	682,856	0.5
NGN 74,000,000	Z	Nigeria Government Bond, 11.440%, 09/26/13	441,610	0.3
NGN 21,860,000		Nigeria Government Bond, 16.390%, 01/27/22	179,981	0.1
NGN 60,400,000	Z	Nigeria Treasury Bill, 8.750%, 05/02/13	378,012	0.3
			1,869,169	1.3

		Peru: 3.5%
PEN 3,920,000	#	Peruvian Government International Bond, 7.840%, 08/12/20	1,910,660	1.3
PEN 300,000	#	Peruvian Government International Bond, 8.200%, 08/12/26	162,272	0.1
PEN 6,200,000	#	Peruvian Government International Bond, 8.600%, 08/12/17	2,995,629	2.1
			5,068,561	3.5

		Philippines: 1.1%
PHP 61,000,000		Philippine Government International Bond, 3.900%, 11/26/22	1,634,545	1.1

		Poland: 11.9%
PLN 3,150,000		Poland Government Bond, 4.000%, 10/25/23	973,755	0.7
PLN 40,000,000		Poland Government Bond, 5.000%, 04/25/16	12,924,777	9.0
PLN 3,200,000		Poland Government Bond, 5.750%, 04/25/29	1,168,683	0.8
PLN 6,000,000		Poland Government International Bond, 5.750%, 09/23/22	2,108,896	1.4
			17,176,111	11.9

		Romania: 1.0%
RON 4,800,000		Romania Government Bond, 6.000%, 04/30/16	1,416,146	1.0

		Russia: 9.8%
RUB 30,000,000	#	AHML Finance, 7.750%, 02/13/18	971,390	0.7
RUB 160,000,000		Russian Federal Bond — OFZ, 7.500%, 03/15/18	5,432,841	3.7
RUB 223,048,000		Russian Federal Bond — OFZ, 8.150%, 02/03/27	7,756,539	5.4
			14,160,770	9.8

See Accompanying Notes to Financial Statements

ING EMERGING MARKETS LOCAL CURRENCY DEBT FUND	SUMMARY PORTFOLIO OF INVESTMENTS AS OF MARCH 31, 2013 (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets

FOREIGN GOVERNMENT BONDS: (continued)
		Singapore: 4.1%
SGD 7,300,000		Singapore Government Bond, 1.625%, 04/01/13	$5,885,642	4.1

		South Africa: 7.5%
ZAR 73,439,400		South Africa Government Bond, 6.250%, 03/31/36	6,412,428	4.5
ZAR 3,251,200		South Africa Government Bond, 6.500%, 02/28/41	287,392	0.2
ZAR 9,428,500		South Africa Government Bond, 8.750%, 02/28/48	1,077,774	0.7
ZAR 22,000,000		South Africa Government Bond, 10.500%, 12/21/26	3,031,128	2.1
			10,808,722	7.5

		Thailand: 4.7%
THB 26,820,000		Thailand Government Bond, 3.125%, 12/11/15	921,803	0.6
THB 170,000,000		Thailand Government Bond, 3.650%, 12/17/21	5,905,330	4.1
			6,827,133	4.7

		Turkey: 10.2%
TRY 19,000,000		Turkey Government Bond, 9.000%, 03/08/17	11,446,416	8.0
TRY 4,980,000		Turkey Government Bond, 9.500%, 01/12/22	3,206,599	2.2
			14,653,015	10.2

		Total Foreign Government Bonds	106,565,212	73.9

CREDIT-LINKED NOTES: 13.3%
		Colombia: 2.5%
3,625,000	#	Citigroup Funding, Inc., (Republic of Colombia), 7.500%, 08/27/26	3,666,086	2.5

		Indonesia: 9.7%
IDR 56,500,000,000	#	Deutsche Bank AG, (Republic of Indonesia), 8.250%, 06/17/32	6,925,007	4.8
IDR 64,500,000,000	#	JPMorgan Chase & Co., (Republic of Indonesia), 6.250%, 04/17/17	7,001,909	4.9
			13,926,916	9.7

		Nigeria: 1.1%
NGN 190,000,000	#	Citigroup Funding, Inc., (Federal Republic of Nigeria), 16.390%, 01/31/22	1,533,182	1.1

		Total Credit-Linked Notes (Cost $19,293,057)	19,126,184	13.3
		Total Long-Term Investments (Cost $128,687,071)	128,841,792	89.4

SHORT-TERM INVESTMENTS: 0.0%
		Foreign Government Bonds: 0.0%
NGN 1,000,000	Z	Nigeria Treasury Bill, 10.650%, 05/09/13 (Cost $6,314)	6,235	0.0
		Total Short-Term Investments (Cost $6,314)	6,235	0.0

		Total Investments in Securities (Cost $128,693,385)	$128,848,027	89.4
		Assets in Excess of Other Liabilities	15,274,465	10.6
		Net Assets	$144,122,492	100.0

†	Unless otherwise indicated, principal amount is shown in USD.

#	Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.

BRL	Brazilian Real

CZK	Czech Koruna

DOP	Dominican Peso

HUF	Hungarian Forint

IDR	Indonesian Rupiah

MXN	Mexican Peso

MYR	Malaysian Ringgit

NGN	Nigerian Naira

PEN	Peruvian Nuevo Sol

PHP	Philippine Peso

PLN	Polish Zloty

RON	Romanian New Leu

RUB	Russian Ruble

SGD	Singapore Dollar

THB	Thai Baht

TRY	Turkish New Lira

ZAR	South African Rand

Cost for federal income tax purposes is $128,798,249.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$2,268,901
Gross Unrealized Depreciation	(2,219,123)
Net Unrealized Appreciation	$49,778

See Accompanying Notes to Financial Statements

ING EMERGING MARKETS LOCAL CURRENCY DEBT FUND	SUMMARY PORTFOLIO OF INVESTMENTS AS OF MARCH 31, 2013 (CONTINUED)

Sector Diversification	Percentage of Net Assets
Foreign Government Bonds	73.9%
Credit-Linked Notes	13.3
Financials	2.2
Short-Term Investments	0.0
Assets in Excess of Other Liabilities	10.6
Net Assets	100.0%

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of March 31, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2013
Asset Table
Investments, at fair value
Corporate Bonds/Notes	$—	$3,150,396	$—	$3,150,396
Short-Term Investments	—	6,235	—	6,235
Credit-Linked Notes	—	19,126,184	—	19,126,184
Foreign Government Bonds	—	106,565,212	—	106,565,212
Total Investments, at fair value	$—	$128,848,027	$—	$128,848,027
Other Financial Instruments+
Swaps	$—	$31,729	$—	$31,729
Futures	3,905	—	—	3,905
Forward Foreign Currency Contracts	—	1,477,236	—	1,477,236
Total Assets	$3,905	$130,356,992	$—	$130,360,897
Liabilities Table
Other Financial Instruments+
Swaps	$—	$(137,942)	$—	$(137,942)
Futures	(50,255)	—	—	(50,255)
Forward Foreign Currency Contracts	—	(1,334,680)	—	(1,334,680)
Total Liabilities	$(50,255)	$(1,472,622)	$—	$(1,522,877)

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, equity forwards, futures, swaps, and written options. Forward foreign currency contracts, equity forwards and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

At March 31, 2013, the following forward foreign currency contracts were outstanding for the ING Emerging Markets Local Currency Debt Fund:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Barclays Bank PLC	Russian Ruble	11,412,432	Buy	04/19/13	$369,000	$365,881	$(3,119)
Barclays Bank PLC	Hungarian Forint	402,684,750	Buy	04/19/13	1,765,000	1,692,405	(72,595)
Barclays Bank PLC	Brazilian Real	1,469,344	Buy	04/05/13	732,000	726,882	(5,118)
Barclays Bank PLC	Brazilian Real	30,443,989	Buy	04/05/13	15,107,930	15,060,599	(47,331)
Barclays Bank PLC	Russian Ruble	43,796,525	Buy	04/19/13	1,450,000	1,404,112	(45,888)
Barclays Bank PLC	Polish Zloty	2,335,655	Buy	06/14/13	727,000	713,001	(13,999)
Barclays Bank PLC	Czech Koruna	89,603,284	Buy	06/14/13	4,546,717	4,458,422	(88,295)
Barclays Bank PLC	South African Rand	39,323,071	Buy	06/14/13	4,273,364	4,233,874	(39,490)
Barclays Bank PLC	South African Rand	6,941,840	Buy	06/14/13	760,000	747,421	(12,579)
Barclays Bank PLC	Chinese Yuan	9,267,264	Buy	08/09/13	1,440,000	1,480,847	40,847
Citigroup, Inc.	Chinese Yuan	9,979,992	Buy	08/09/13	1,584,000	1,594,736	10,736
Citigroup, Inc.	Brazilian Real	1,440,398	Buy	04/05/13	724,000	712,563	(11,437)
Citigroup, Inc.	Brazilian Real	1,440,398	Buy	04/05/13	724,000	712,563	(11,437)
Citigroup, Inc.	Brazilian Real	1,438,515	Buy	04/05/13	727,000	711,631	(15,369)
Citigroup, Inc.	Brazilian Real	587,788	Buy	04/05/13	295,000	290,778	(4,222)
Citigroup, Inc.	EU Euro	737,034	Buy	04/19/13	959,000	944,872	(14,128)

See Accompanying Notes to Financial Statements

ING EMERGING MARKETS LOCAL CURRENCY DEBT FUND	SUMMARY PORTFOLIO OF INVESTMENTS AS OF MARCH 31, 2013 (CONTINUED)

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Citigroup, Inc.	EU Euro	573,045	Buy	04/19/13	$751,911	$734,639	$(17,272)
Citigroup, Inc.	Hungarian Forint	158,452,543	Buy	04/19/13	696,000	665,945	(30,055)
Citigroup, Inc.	Polish Zloty	2,363,814	Buy	06/14/13	723,000	721,597	(1,403)
Citigroup, Inc.	Hungarian Forint	503,951,460	Buy	04/19/13	2,255,294	2,118,010	(137,284)
Citigroup, Inc.	Russian Ruble	171,296,735	Buy	04/19/13	5,642,278	5,491,754	(150,524)
Citigroup, Inc.	Polish Zloty	1,857,600	Buy	06/14/13	573,191	567,066	(6,125)
Citigroup, Inc.	Polish Zloty	2,367,012	Buy	06/14/13	739,000	722,574	(16,426)
Citigroup, Inc.	South African Rand	6,849,626	Buy	06/14/13	739,000	737,492	(1,508)
Citigroup, Inc.	Polish Zloty	2,118,387	Buy	06/14/13	660,000	646,676	(13,324)
Citigroup, Inc.	Indian Rupee	83,979,875	Buy	06/14/13	1,498,570	1,521,689	23,119
Citigroup, Inc.	Malaysian Ringgit	20,781,207	Buy	06/14/13	6,643,608	6,677,252	33,644
Citigroup, Inc.	Mexican Peso	11,623,920	Buy	06/14/13	897,000	934,543	37,543
Citigroup, Inc.	Mexican Peso	43,948,096	Buy	06/14/13	3,405,122	3,533,351	128,229
Citigroup, Inc.	South African Rand	3,912,929	Buy	06/14/13	425,000	421,301	(3,699)
Citigroup, Inc.	Polish Zloty	2,725,708	Buy	06/14/13	851,000	832,072	(18,928)
Citigroup, Inc.	Indian Rupee	39,969,384	Buy	06/14/13	728,000	724,233	(3,767)
Deutsche Bank AG	Brazilian Real	1,440,398	Buy	04/05/13	724,000	712,563	(11,437)
Deutsche Bank AG	EU Euro	14,605	Buy	04/19/13	19,000	18,724	(276)
Deutsche Bank AG	Hungarian Forint	10,916,100	Buy	04/19/13	47,773	45,879	(1,894)
Deutsche Bank AG	Hungarian Forint	178,136,361	Buy	04/19/13	785,000	748,672	(36,328)
Deutsche Bank AG	Russian Ruble	8,836,210	Buy	04/19/13	286,978	283,287	(3,691)
Deutsche Bank AG	Russian Ruble	4,257,036	Buy	04/19/13	139,873	136,480	(3,393)
Deutsche Bank AG	Hungarian Forint	197,150,220	Buy	04/19/13	907,396	828,584	(78,812)
Deutsche Bank AG	Brazilian Real	3,028,788	Buy	04/05/13	1,515,000	1,498,337	(16,663)
Deutsche Bank AG	Malaysian Ringgit	7,340,000	Buy	06/14/13	2,363,929	2,358,431	(5,498)
Deutsche Bank AG	Thai Baht	32,300,000	Buy	06/14/13	1,097,967	1,097,956	(11)
Deutsche Bank AG	Chilean Peso	348,834,700	Buy	04/19/13	733,000	737,990	4,990
Deutsche Bank AG	Peruvian Nuevo Sol	4,697,992	Buy	06/14/13	1,816,000	1,810,299	(5,701)
Deutsche Bank AG	Polish Zloty	2,349,903	Buy	06/14/13	721,000	717,351	(3,649)
Deutsche Bank AG	South African Rand	6,772,359	Buy	06/14/13	722,000	729,173	7,173
Deutsche Bank AG	South African Rand	7,405,743	Buy	06/14/13	790,593	797,369	6,776
Deutsche Bank AG	Indonesian Rupiah	4,043,221,020	Buy	06/14/13	412,363	412,125	(238)
Deutsche Bank AG	Polish Zloty	1,381,211	Buy	06/14/13	430,451	421,639	(8,812)
Deutsche Bank AG	Thai Baht	109,596,668	Buy	06/14/13	3,655,111	3,725,460	70,349
Deutsche Bank AG	Turkish Lira	3,074,989	Buy	06/14/13	1,686,659	1,683,599	(3,060)
Deutsche Bank AG	Turkish Lira	2,626,795	Buy	06/14/13	1,438,000	1,438,206	206
Deutsche Bank AG	Brazilian Real	32,726,856	Buy	07/12/13	16,034,716	15,988,713	(46,003)
Deutsche Bank AG	Philippine Peso	158,474,020	Buy	07/12/13	3,888,933	3,885,363	(3,570)
Deutsche Bank AG	Colombian Peso	2,984,523,000	Buy	07/12/13	1,626,000	1,621,127	(4,873)
Deutsche Bank AG	Colombian Peso	3,926,630,570	Buy	07/12/13	2,160,826	2,132,860	(27,966)
Goldman Sachs & Co.	Brazilian Real	1,437,502	Buy	04/05/13	722,000	711,130	(10,870)
Goldman Sachs & Co.	South African Rand	6,923,702	Buy	06/14/13	739,000	745,468	6,468
Goldman Sachs & Co.	Turkish Lira	305,409	Buy	06/14/13	168,000	167,215	(785)
HSBC	Chilean Peso	164,310,010	Buy	04/19/13	345,000	347,612	2,612
HSBC	Chilean Peso	574,832,964	Buy	04/19/13	1,208,775	1,216,109	7,334
JPMorgan Chase & Co.	EU Euro	10,458	Buy	04/19/13	13,573	13,407	(166)
JPMorgan Chase & Co.	Russian Ruble	6,101,173	Buy	04/19/13	199,000	195,603	(3,397)
JPMorgan Chase & Co.	Russian Ruble	5,108,168	Buy	04/19/13	168,000	163,767	(4,233)
JPMorgan Chase & Co.	Brazilian Real	1,437,285	Buy	04/05/13	722,000	711,023	(10,977)
UBS Warburg LLC	Romanian New Leu	1,462,487	Buy	06/14/13	431,000	420,498	(10,502)
HSBC	Chinese Offshore Yuan	9,596,628	Buy	01/14/14	1,524,000	1,523,687	(313)
							$(708,414)

Barclays Bank PLC	Russian Ruble	92,000,000	Sell	04/19/13	$2,966,498	$2,949,510	$16,988
Barclays Bank PLC	Hungarian Forint	37,616,956	Sell	04/19/13	174,000	158,097	15,903
Barclays Bank PLC	Russian Ruble	8,947,037	Sell	04/19/13	294,000	286,841	7,159
Barclays Bank PLC	Hungarian Forint	153,822,591	Sell	04/19/13	702,000	646,486	55,514
Barclays Bank PLC	Mexican Peso	9,341,802	Sell	06/14/13	739,000	751,065	(12,065)
Barclays Bank PLC	South African Rand	2,347,098	Sell	06/14/13	256,000	252,710	3,290
Barclays Bank PLC	Mexican Peso	9,819,221	Sell	06/14/13	761,000	789,448	(28,448)
Barclays Bank PLC	Peruvian Nuevo Sol	5,233,100	Sell	06/14/13	2,015,056	2,016,495	(1,439)

See Accompanying Notes to Financial Statements

ING EMERGING MARKETS LOCAL CURRENCY DEBT FUND	SUMMARY PORTFOLIO OF INVESTMENTS AS OF MARCH 31, 2013 (CONTINUED)

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Barclays Bank PLC	Indian Rupee	26,573,140	Sell	06/14/13	$473,000	$481,497	$(8,497)
Citigroup, Inc.	Brazilian Real	1,434,975	Sell	04/05/13	722,000	709,880	12,120
Citigroup, Inc.	Hungarian Forint	170,782,458	Sell	04/19/13	722,000	717,765	4,235
Citigroup, Inc.	Hungarian Forint	169,942,900	Sell	04/19/13	725,000	714,237	10,763
Citigroup, Inc.	Russian Ruble	11,691,927	Sell	04/19/13	377,671	374,842	2,829
Citigroup, Inc.	Russian Ruble	7,793,058	Sell	04/19/13	252,317	249,845	2,472
Citigroup, Inc.	Hungarian Forint	93,787,949	Sell	04/19/13	406,000	394,172	11,828
Citigroup, Inc.	EU Euro	1,341,319	Sell	04/19/13	1,744,000	1,719,562	24,438
Citigroup, Inc.	Chilean Peso	239,855,600	Sell	04/19/13	502,000	507,435	(5,435)
Citigroup, Inc.	Hungarian Forint	133,747,696	Sell	04/19/13	612,303	562,116	50,187
Citigroup, Inc.	South African Rand	6,720,704	Sell	06/14/13	722,000	723,611	(1,611)
Citigroup, Inc.	Malaysian Ringgit	2,346,825	Sell	06/14/13	754,000	754,063	(63)
Citigroup, Inc.	Indian Rupee	42,415,100	Sell	06/14/13	767,000	768,548	(1,548)
Citigroup, Inc.	Hungarian Forint	160,086,864	Sell	04/19/13	721,782	672,814	48,968
Citigroup, Inc.	Polish Zloty	2,349,678	Sell	06/14/13	723,000	717,282	5,718
Citigroup, Inc.	Polish Zloty	2,322,971	Sell	06/14/13	727,000	709,129	17,871
Citigroup, Inc.	Polish Zloty	2,351,820	Sell	06/14/13	727,000	717,936	9,064
Citigroup, Inc.	South African Rand	6,891,836	Sell	06/14/13	739,000	742,037	(3,037)
Citigroup, Inc.	Singapore Dollar	906,715	Sell	06/14/13	725,000	731,150	(6,150)
Citigroup, Inc.	Mexican Peso	8,462,297	Sell	06/14/13	669,000	680,354	(11,354)
Citigroup, Inc.	Mexican Peso	9,193,750	Sell	06/14/13	727,000	739,162	(12,162)
Citigroup, Inc.	South African Rand	6,647,577	Sell	06/14/13	718,000	715,738	2,262
Citigroup, Inc.	South African Rand	6,723,723	Sell	06/14/13	726,000	723,936	2,064
Citigroup, Inc.	Polish Zloty	2,321,724	Sell	06/14/13	727,000	708,749	18,251
Citigroup, Inc.	South African Rand	6,806,806	Sell	06/14/13	739,000	732,882	6,118
Citigroup, Inc.	Polish Zloty	2,362,629	Sell	06/14/13	739,000	721,236	17,764
Citigroup, Inc.	Indonesian Rupiah	3,128,608,000	Sell	06/14/13	320,000	318,899	1,101
Citigroup, Inc.	Peruvian Nuevo Sol	416,400	Sell	06/14/13	160,000	160,453	(453)
Citigroup, Inc.	Polish Zloty	648,342	Sell	06/14/13	203,000	197,918	5,082
Citigroup, Inc.	South African Rand	6,723,063	Sell	06/14/13	734,000	723,865	10,135
Citigroup, Inc.	Romanian New Leu	84,049	Sell	06/14/13	24,739	24,167	572
Citigroup, Inc.	Singapore Dollar	7,351,994	Sell	06/14/13	5,930,031	5,928,448	1,583
Citigroup, Inc.	Colombian Peso	266,356,560	Sell	07/12/13	146,000	144,679	1,321
Citigroup, Inc.	Colombian Peso	710,357,850	Sell	07/12/13	387,000	385,851	1,149
Credit Suisse Group AG	Turkish Lira	2,054,414	Sell	06/14/13	1,117,685	1,124,820	(7,135)
Credit Suisse Group AG	Thai Baht	4,781,424	Sell	06/14/13	160,000	162,532	(2,532)
Credit Suisse Group AG	Mexican Peso	4,738,747	Sell	06/14/13	369,000	380,987	(11,987)
Deutsche Bank AG	Brazilian Real	32,726,856	Sell	04/05/13	16,233,559	16,189,929	43,630
Deutsche Bank AG	Brazilian Real	1,435,192	Sell	04/05/13	722,000	709,987	12,013
Deutsche Bank AG	Brazilian Real	422,671	Sell	04/05/13	214,000	209,095	4,905
Deutsche Bank AG	Brazilian Real	1,231,253	Sell	04/05/13	619,000	609,099	9,901
Deutsche Bank AG	Brazilian Real	525,990	Sell	04/05/13	267,000	260,207	6,793
Deutsche Bank AG	Hungarian Forint	110,536,700	Sell	04/19/13	477,339	464,564	12,775
Deutsche Bank AG	Brazilian Real	3,049,290	Sell	04/05/13	1,530,000	1,508,479	21,521
Deutsche Bank AG	Russian Ruble	30,000,000	Sell	04/19/13	987,264	961,796	25,468
Deutsche Bank AG	Hungarian Forint	319,074,900	Sell	04/19/13	1,466,000	1,341,009	124,991
Deutsche Bank AG	Russian Ruble	11,399,370	Sell	04/19/13	374,757	365,462	9,295
Deutsche Bank AG	Singapore Dollar	906,599	Sell	06/14/13	725,000	731,057	(6,057)
Deutsche Bank AG	South Korean Won	754,686,400	Sell	06/14/13	676,000	675,607	393
Deutsche Bank AG	Thai Baht	10,172,052	Sell	06/14/13	340,000	345,773	(5,773)
Deutsche Bank AG	Turkish Lira	1,004,142	Sell	06/14/13	553,000	549,782	3,218
Deutsche Bank AG	Mexican Peso	28,087,914	Sell	06/14/13	2,186,000	2,258,219	(72,219)
Deutsche Bank AG	Turkish Lira	2,702,176	Sell	06/14/13	1,487,000	1,479,478	7,522
Deutsche Bank AG	Indonesian Rupiah	5,845,280,000	Sell	06/14/13	595,000	595,809	(809)
Deutsche Bank AG	South Korean Won	1,841,639,080	Sell	06/14/13	1,678,719	1,648,663	30,056
Deutsche Bank AG	Malaysian Ringgit	1,385,724	Sell	06/14/13	444,000	445,250	(1,250)
Deutsche Bank AG	Czech Koruna	218,574,771	Sell	06/14/13	11,162,025	10,875,702	286,323
Deutsche Bank AG	Mexican Peso	11,549,042	Sell	06/14/13	897,000	928,523	(31,523)
Deutsche Bank AG	Philippine Peso	75,934,500	Sell	07/12/13	1,860,000	1,861,713	(1,713)
Deutsche Bank AG	Philippine Peso	46,045,120	Sell	07/12/13	1,133,000	1,128,904	4,096
Goldman Sachs & Co.	Brazilian Real	390,515	Sell	04/05/13	198,000	193,187	4,813
Goldman Sachs & Co.	Russian Ruble	8,096,665	Sell	04/19/13	262,000	259,578	2,422

See Accompanying Notes to Financial Statements

ING EMERGING MARKETS LOCAL CURRENCY DEBT FUND	SUMMARY PORTFOLIO OF INVESTMENTS AS OF MARCH 31, 2013 (CONTINUED)

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Goldman Sachs & Co.	Malaysian Ringgit	1,963,379	Sell	06/14/13	$628,000	$630,858	$(2,858)
Goldman Sachs & Co.	South African Rand	3,897,070	Sell	06/14/13	428,263	419,593	8,670
Goldman Sachs & Co.	Philippine Peso	8,057,808	Sell	07/12/13	198,000	197,556	444
HSBC	Brazilian Real	2,567,514	Sell	04/05/13	1,294,163	1,270,146	24,017
HSBC	Brazilian Real	380,149	Sell	04/05/13	190,000	188,059	1,941
HSBC	Mexican Peso	5,770,000	Sell	06/14/13	463,491	463,898	(407)
HSBC	Malaysian Ringgit	871,276	Sell	06/14/13	279,000	279,952	(952)
JPMorgan Chase & Co.	EU Euro	2,240,185	Sell	04/19/13	2,908,000	2,871,903	36,097
JPMorgan Chase & Co.	Hungarian Forint	268,369,783	Sell	04/19/13	1,163,967	1,127,905	36,062
JPMorgan Chase & Co.	Russian Ruble	14,968,464	Sell	04/19/13	484,000	479,887	4,113
JPMorgan Chase & Co.	Russian Ruble	5,089,532	Sell	04/19/13	164,000	163,170	830
JPMorgan Chase & Co.	Russian Ruble	7,485,782	Sell	04/19/13	243,000	239,993	3,007
JPMorgan Chase & Co.	Russian Ruble	5,552,617	Sell	04/19/13	182,000	178,016	3,984
JPMorgan Chase & Co.	Mexican Peso	430,000	Sell	06/14/13	34,357	34,571	(214)
UBS Warburg LLC	South African Rand	3,158,387	Sell	06/14/13	341,000	340,060	940
UBS Warburg LLC	Turkish Lira	363,057	Sell	06/14/13	199,000	198,779	221
UBS Warburg LLC	Thai Baht	13,372,061	Sell	06/14/13	446,000	454,549	(8,549)
							$850,970

ING Emerging Markets Local Currency Debt Fund Open Futures Contracts on March 31, 2013:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
U.S. Treasury 2-Year Note	14	06/28/13	$3,086,344	$(237)
U.S. Treasury 5-Year Note	12	06/28/13	1,488,656	1,658
U.S. Treasury Long Bond	1	06/19/13	144,469	2,247
			$4,719,469	$3,668
Short Contracts
U.S. Treasury 10-Year Note	(48)	06/19/13	$(6,335,250)	$(24,870)
U.S. Treasury Ultra Long Bond	(9)	06/19/13	(1,418,344)	(25,148)
			$(7,753,594)	$(50,018)

ING Emerging Markets Local Currency Debt Fund Over-the-Counter Interest Rate Swap Agreements Outstanding on March 31, 2013:

	Termination Date	Notional Amount	Fair Value	Upfront Payments Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Receive a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized and pay a fixed rate equal to 8.850% Counterparty: Deutsche Bank AG	01/02/17	BRL 26,700,000	$(24,009)	$—	$(24,009)
Receive a fixed rate equal to 8.860% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Counterparty: Deutsche Bank AG	01/02/17	BRL 9,500,000	(34,932)	—	(34,932)
Receive a fixed rate equal to 4.940% and pay a floating rate based on the CLP-PuntaCamara-BCC (OIS) Counterparty: Barlcays Bank PLC	10/10/14	CLP 7,550,000,000	(51,322)	—	(51,322)
Receive a floating rate based on the CLP-PuntaCamara-BCC (OIS) and pay a fixed rate equal to 5.140% Counterparty: Barlcays Bank PLC	10/10/17	CLP 3,300,000,000	21,600	—	21,600
Receive a floating rate based on the 3-month KRW-CD and pay a fixed rate equal to 2.760% Counterparty: Deutsche Bank AG	09/12/17	KRW 3,500,000,000	(25,254)	—	(25,254)
Receive a fixed rate equal to 4.465% and pay a floating rate based on the 28-day MXN-TIE-BANXICO Counterparty: Bank of America	03/28/16	MXN 98,000,000	(2,425)	—	(2,425)
Receive a fixed rate equal to 5.595% and pay a floating rate based on the 28-day MXN-TIE-BANXICO Counterparty: Bank of America	03/14/23	MXN 24,100,000	5,620	—	5,620

See Accompanying Notes to Financial Statements

ING EMERGING MARKETS LOCAL CURRENCY DEBT FUND	SUMMARY PORTFOLIO OF INVESTMENTS AS OF MARCH 31, 2013 (CONTINUED)

	Termination Date	Notional Amount	Fair Value	Upfront Payments Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Receive a fixed rate equal to 5.580% and pay a floating rate based on the 28-day MXN-TIE-BANXICO Counterparty: Citigroup, Inc.	03/14/23	MXN 18,900,000	$2,513	$—	$2,513
Receive a fixed rate equal to 5.750% and pay a floating rate based on the 28-day MXN-TIE-BANXICO Counterparty: HSBC Bank PLC	03/13/23	MXN 18,900,000	1,996	—	1,996
			$(106,213)	$—	$(106,213)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of March 31, 2013 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	$1,477,236
Interest rate contracts	Unrealized appreciation on OTC swap agreements	31,729
Interest rate contracts	Net Assets — Unrealized appreciation*	3,905
Total Asset Derivatives		$1,512,870
Liability Derivatives
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts	$1,334,680
Interest rate contracts	Unrealized depreciation on OTC swap agreements	137,942
Interest rate contracts	Net Assets — Unrealized depreciation*	50,255
Total Liability Derivatives		$1,522,877

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the table following the Summary Portfolio of Investments.

The effect of derivative instruments on the Fund’s Statement of Operations for the period ended March 31, 2013 was as follows:

	Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Foreign currency related transactions*	Futures	Swaps	Total
Foreign exchange contracts	$1,214,792	$—	$—	$1,214,792
Interest rate contracts	—	20,125	36,747	56,872
Total	$1,214,792	$20,125	$36,747	$1,271,664

	Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Foreign currency related transactions*	Futures	Swaps	Total
Foreign exchange contracts	$142,556	$—	$—	$142,556
Interest rate contracts	—	(46,350)	(106,213)	(152,563)
Total	$142,556	$(46,350)	$(106,213)	$(10,007)

*	Amounts recognized for forward foreign currency contracts are included in net realized gain (loss) on foreign currency related transactions and net change in unrealized appreciation or depreciation on foreign currency related transactions.

See Accompanying Notes to Financial Statements

TAX INFORMATION (UNAUDITED)

Dividends and distributions paid during the initial period ended March 31, 2013 were as follows:

Fund Name	Type	Per Share Amount
ING Emerging Markets Corporate Debt Fund
Class P	NII	$0.2581
Class P	STCG	$0.0105
ING Emerging Markets Hard Currency Debt Fund
Class P	NII	$0.2323
Class P	STCG	$0.0511
ING Emerging Markets Local Currency Debt Fund
Class P	NII	$0.3589
Class P	STCG	$0.0089

NII — Net investment income

STCG — Short-term capital gain

Pursuant to Internal Revenue Code Section 871(k)(1), the Funds designate the following percentages of net investment income distributions as interest-related dividends:

ING Emerging Markets Corporate Debt Fund	99.36%
ING Emerging Markets Hard Currency Debt Fund	99.35%
ING Emerging Markets Local Currency Debt Fund	68.91%

Pursuant to Internal Revenue Code Section 871(k)(2), the following Funds designate 100% of their short-term capital gain distributions as short-term capital gain dividends:

ING Emerging Markets Corporate Debt Fund
ING Emerging Markets Hard Currency Debt Fund
ING Emerging Markets Local Currency Debt Fund

Pursuant to Section 853 of the Internal Revenue Code, the Funds designate the following amounts as foreign taxes paid for the period ended March 31, 2013. Foreign taxes paid for purposes of Section 853 may be less than actual foreign taxes paid for financial statement purposes.

	Creditable Foreign Taxes Paid	Per Share Amount	Portion of Ordinary Income Distribution Derived from Foreign Sourced Income*
ING Emerging Markets Hard Currency Debt Fund	$985	$0.0001	99.96%
ING Emerging Markets Local Currency Debt Fund	$13,576	$0.0010	60.82%

*	None of the Funds listed above derived any income from ineligible foreign sources as defined under Section 901(j) of the Internal Revenue Code.

Foreign taxes paid or withheld should be included in taxable income with an offsetting deduction from gross income or as a credit for taxes paid to foreign governments. Shareholders are strongly advised to consult their own tax advisors regarding the appropriate treatment of foreign taxes paid.

Above figures may differ from those cited elsewhere in this report due to differences in the calculation of income and gains under U.S. generally accepted accounting principles (book) purposes and Internal Revenue Service (tax) purposes.

Shareholders are strongly advised to consult their own tax advisers with respect to the tax consequences of their investments in the Funds. In January, shareholders, excluding corporate shareholders, receive an IRS 1099-DIV regarding the federal tax status of the dividends and distributions they received in the calendar year.

TRUSTEE AND OFFICER INFORMATION (UNAUDITED)

The business and affairs of the Trust are managed under the direction of the Trust’s Board. A Trustee, who is not an interested person of the Trust, as defined in the 1940 Act, is an independent trustee (“Independent Trustee”). The Trustees and Officers of the Trust, as of March 31, 2013, are listed below. The Statement of Additional Information includes additional information about trustees of the Trust and is available, without charge, upon request at (800) 992-0180.

Name, Address and Age	Position(s) Held with the Trust	Term of Office and Length of Time Served(1)	Principal Occupation(s)— During the Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee(2)	Other Board Positions Held by Trustee

Independent Trustees:

Colleen D. Baldwin 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 52	Trustee	July 2007– Present	President, Glantuam Partners, LLC, a business consulting firm (January 2009– Present).	142	None.

John V. Boyer 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 59	Trustee	May 2007– Present	President and Chief Executive Officer, Bechtler Arts Foundation, an arts and education foundation (January 2008–Present).	142	None.

Patricia W. Chadwick 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 64	Trustee	May 2007– Present	Consultant and President, Ravengate Partners LLC, a consulting firm that provides advice regarding financial markets and the global economy (January 2000 –Present).	142	Wisconsin Energy Corporation (June 2006–Present) and The Royce Fund, (35 funds) (December 2009–Present).

Peter S. Drotch 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 71	Trustee	October 2007– Present	Retired.	142	First Marblehead Corporation (September 2003–Present).

J. Michael Earley 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 67	Trustee	May 2007– Present	Retired. Formerly, Banking President and Chief Executive Officer, Bankers Trust Company, N.A., Des Moines (June 1992–December 2008).	142	None.

Patrick W. Kenny 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 70	Trustee	May 2007– Present	Retired. Formerly, President and Chief Executive Officer, International Insurance Society (June 2001– June 2009).	142	Assured Guaranty Ltd. (April 2004–Present).

Sheryl K. Pressler 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 62	Trustee	May 2007– Present	Consultant (May 2001 –Present).	142	Stillwater Mining Company (May 2002–Present).

Roger B. Vincent 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 67	Chairperson/ Trustee	May 2007– Present	Retired. Formerly, President, Springwell Corporation, a corporate finance firm (March 1989–August 2011).	142	UGI Corporation (February 2006–Present) and UGI Utilities, Inc. (February 2006–Present).

TRUSTEE AND OFFICER INFORMATION (UNAUDITED) (CONTINUED)

Name, Address and Age	Position(s) Held with the Trust	Term of Office and Length of Time Served(1)	Principal Occupation(s)— During the Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee(2)	Other Board Positions Held by Trustee

Trustees who are “Interested Persons”:

Robert W. Crispin(3) 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 66	Trustee	July 2007– Present	Retired.	142	Intact Financial Corporation (December 2004–Present) and PFM Group (November 2010–Present).

Shaun P. Mathews(3) 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 57	Trustee	May 2007– Present	President and Chief Executive Officer, ING Investments, LLC (November 2006– Present).	176	ING Capital Corporation, LLC (December 2005–Present).

(1)	Subject to the Board’s retirement policy, Trustees serve until their successors are duly elected and qualified. The Board’s retirement policy states that each duly elected or appointed Trustee who is not an “interested person” of the Trust, as defined in the 1940 Act (“Independent Trustees”), shall retire from service as a Trustee at the close of business on December 31 of the calendar year in which the Trustee reaches the age of 73. A majority vote of the Board’s other Independent Trustees may extend the retirement date of a Trustee if such retirement would trigger a requirement to hold a meeting of shareholders of the Trust under applicable law, whether for purposes of appointing a successor to the Trustee or if otherwise necessary to comply with applicable law, in which case the extension would apply until such time as the shareholder meeting can be held or is no longer required (as determined by a vote of a majority of the other Independent Trustees).

(2)	Except for Mr. Mathews and for the purposes of this table, “Fund Complex” means the following investment companies: ING Asia Pacific High Dividend Equity Income Fund; ING Emerging Markets High Dividend Equity Fund; ING Emerging Markets Local Bond Fund; ING Equity Trust; ING Funds Trust; ING Global Equity Dividend and Premium Opportunity Fund; ING Global Advantage and Premium Opportunity Fund; ING Global Strategic Income Fund; ING Infrastructure, Industrials and Materials Fund; ING International High Dividend Equity Income Fund; ING Investors Trust; ING Mayflower Trust; ING Mutual Funds; ING Partners, Inc.; ING Prime Rate Trust; ING Risk Managed Natural Resources Fund; ING Senior Income Fund; ING Separate Portfolios Trust; ING Short Duration High Income Fund; ING Variable Insurance Trust; and ING Variable Products Trust. For Mr. Mathews, the ING Fund Complex also includes the following investment companies: ING Balanced Portfolio, Inc.; ING Intermediate Bond Portfolio; ING Money Market Portfolio; ING Series Fund, Inc.; ING Strategic Allocation Portfolios, Inc.; ING Variable Funds; and ING Variable Portfolios, Inc. Therefore, for the purposes of this table with reference to Mr. Mathews, “Fund Complex” includes these investment companies. The number of funds in the ING Fund Complex is as of March 31, 2013.

(3)	Messrs. Crispin and Mathews are deemed “Interested Persons” of the Trust because of their current or prior affiliation with ING Groep, N.V., the parent corporation of the Investment Adviser(s) and the Distributor.

TRUSTEE AND OFFICER INFORMATION (UNAUDITED) (CONTINUED)

Name, Address and Age	Position(s) Held With the Trust	Term of Office and Length of Time Served(1)	Principal Occupation(s)— During the Past 5 Years

Shaun P. Mathews 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 57	President and Chief Executive Officer	March 2007–Present	President and Chief Executive Officer, ING Investments, LLC (November 2006–Present).

Michael J. Roland 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 54	Executive Vice President	March 2007–Present
Managing Director and Chief Operating Officer, ING Investments, LLC and ING Funds Services, LLC (April 2012–Present) and Chief Compliance Officer, Directed Services LLC and ING Investments, LLC (March 2011–Present). Formerly, Executive Vice President and Chief Operating Officer, ING Investments, LLC and ING Funds Services, LLC (January 2007–April 2012) and Chief Compliance Officer, ING Funds (March 2011–February 2012).

Stanley D. Vyner 230 Park Avenue New York, New York 10169 Age: 62	Executive Vice President Chief Investment Risk Officer	March 2007–Present September 2009–Present	Executive Vice President, ING Investments, LLC (July 2000–Present) and Chief Investment Risk Officer, ING Investments, LLC (January 2003–Present).

Kevin M. Gleason 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 46	Chief Compliance Officer	February 2012–Present
Senior Vice President, ING Investments, LLC (February 2012–Present). Formerly, Assistant General Counsel and Assistant Secretary, The Northwestern Mutual Life Insurance Company (June 2004–January 2012).

Todd Modic 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 45	Senior Vice President, Chief/Principal Financial Officer and Assistant Secretary	March 2007–Present	Senior Vice President, ING Funds Services, LLC (March 2005–Present).

Kimberly A. Anderson 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 48	Senior Vice President	March 2007–Present	Senior Vice President, ING Investments, LLC (October 2003–Present).

Robert Terris 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 42	Senior Vice President	March 2007–Present	Senior Vice President, Head of Division Operations, ING Funds Services, LLC (January 2006–Present).

Julius A. Drelick, III 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 46	Senior Vice President	July 2012–Present
Senior Vice President — Fund Compliance, ING Funds Services, LLC (June 2012–Present). Formerly, Vice President — Platform Product Management & Project Management, ING Investments, LLC (April 2007–June 2012).

Fred Bedoya 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 40	Vice President and Treasurer	September 2012–Present	Vice President, ING Funds Services, LLC (March 2012–Present). Formerly, Assistant Vice President — Director, ING Funds Services, LLC (March 2003–March 2012).

Robyn L. Ichilov 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 45	Vice President	March 2007–Present	Vice President and Treasurer, ING Funds Services, LLC (November 1995–Present) and ING Investments, LLC (August 1997–Present). Formerly, Treasurer, ING Funds (November 1999–February 2012).

Maria M. Anderson 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 54	Vice President	March 2007–Present	Vice President, ING Funds Services, LLC (September 2004–Present).

TRUSTEE AND OFFICER INFORMATION (UNAUDITED) (CONTINUED)

Name, Address and Age	Position(s) Held With the Trust	Term of Office and Length of Time Served(1)	Principal Occupation(s)— During the Past 5 Years

Lauren D. Bensinger 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 59	Vice President	March 2007–Present
Vice President, ING Investments, LLC and ING Funds Services, LLC (February 1996–Present); Director of Compliance, ING Investments, LLC (October 2004–Present); and Vice President and Money Laundering Reporting Officer, ING Investments Distributor, LLC (April 2010–Present). Formerly, Chief Compliance Officer, ING Investments Distributor, LLC (August 1995–April 2010).

Jason Kadavy 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 37	Vice President	September 2012–Present	Vice President, ING Funds Services, LLC (July 2007–Present).

Kimberly K. Springer 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 55	Vice President	March 2007–Present
Vice President — Platform Product Management & Project Management, ING Investments, LLC (July 2012–Present); Vice President, ING Investment Management — ING Funds (March 2010–Present) and Vice President, ING Funds Services, LLC (March 2006–Present). Formerly Managing Paralegal, Registration Statements (June 2003–July 2012).

Craig Wheeler 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 43	Assistant Vice President	May 2008–Present	Vice President — Director of Tax, ING Funds Services, LLC (March 2013–Present). Formerly, Assistant Vice President — Director of Tax, ING Funds Services, LLC (March 2008–March 2013).

Huey P. Falgout, Jr. 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 49	Secretary	March 2007–Present	Senior Vice President and Chief Counsel, ING Investment Management — ING Funds (March 2010–Present). Formerly, Chief Counsel, ING Americas, U.S. Legal Services (October 2003–March 2010).

Theresa K. Kelety 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 50	Assistant Secretary	March 2007–Present
Vice President and Senior Counsel, ING Investment Management — ING Funds (March 2010–Present). Formerly, Senior Counsel, ING Americas, U.S. Legal Services (April 2008–March 2010) and Counsel, ING Americas, U.S. Legal Services (April 2003–April 2008).

Paul A. Caldarelli 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 61	Assistant Secretary	June 2010–Present
Vice President and Senior Counsel, ING Investment Management — ING Funds (March 2010–Present). Formerly, Senior Counsel, ING Americas, U.S. Legal Services (April 2008–March 2010) and Counsel, ING Americas, U.S. Legal Services (May 2005–April 2008).

(1)	The Officers hold office until the next annual meeting of the Board of Trustees and until their successors shall have been elected and qualified.

Investment Adviser
ING Investments, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258

Administrator
ING Funds Services, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258

Distributor
ING Investments Distributor, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258

Transfer Agent
BNY Mellon Investment Servicing (U.S.) Inc.
301 Bellevue Parkway
Wilmington, Delaware 19809

Independent Registered Public Accounting Firm
KPMG LLP
Two Financial Center
60 South Street
Boston, Massachusetts 02111

Custodian
The Bank of New York Mellon
One Wall Street
New York, New York 10286

Legal Counsel
Dechert
1900 K Street, N.W.
Washington, D.C. 20006

For more complete information, or to obtain a prospectus on any ING Fund, please call your Investment Professional or ING Investments Distributor, LLC at (800) 992-0180 or log on to www.inginvestment.com. The prospectus should be read carefully before investing. Consider the fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this information and other information about the fund.

AR-UPVF (0313-052413)

Item 2. Code of Ethics.

As of the end of the period covered by this report, Registrant had adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to the Registrant’s principal executive officer and principal financial officer. There were no amendments to the Code during the period covered by the report. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code during the period covered by this report. The code of ethics is filed herewith pursuant to Item 10(a)(1), Exhibit 99.CODE ETH.

Item 3. Audit Committee Financial Expert.

The Board of Trustees has determined that J. Michael Earley, Peter S. Drotch and Colleen Baldwin are audit committee financial experts, as defined in Item 3 of Form N-CSR. Mr. Earley, Mr. Drotch and Ms. Baldwin are “independent” for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees: The aggregate fees billed for each of the last two fiscal years for professional services rendered by KPMG LLP (“KPMG”), the principal accountant for the audit of the registrant’s annual financial statements, for services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were $68,340 for year ended March 31, 2013 and $20,100 for the year ended March 31, 2012.

(b)	Audit-Related Fees: The aggregate fees billed in the last fiscal year for assurance and related services by KPMG that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were $2,400 for the year ended March 31, 2013 and $2,400 for the year ended March 31, 2012.

(c)	Tax Fees: The aggregate fees billed in each of the last two fiscal years for professional services rendered by KPMG for tax compliance, tax advice, and tax planning were $23,796 in the year ended March 31, 2013 and $9,121 for the year ended March 31, 2012. Such services included review of excise distribution calculations (if applicable), preparation of the Funds’ federal, state and excise tax returns, tax services related to mergers and routine consulting.

(d)	All Other Fees: The aggregate fees billed in each of the last two fiscal years for all other fees were $2,831 for the year ended March 31, 2013 and $0 for the year ended March 31, 2012.

None.

(e) (1)	Audit Committee Pre-Approval Policies and Procedures

AUDIT AND NON-AUDIT SERVICES
PRE-APPROVAL POLICY

I. Statement of Principles

Under the Sarbanes-Oxley Act of 2002 (the “Act”), the Audit Committee of the Board of Directors or Trustees (the “Committee”) of the ING Funds (each a “Fund,” collectively, the “Funds”) set out on Exhibit A to this Audit and Non-Audit Services Pre-Approval Policy (“Policy”) is responsible for the oversight of the work of the Funds’ independent auditors. As part of its responsibilities, the Committee must pre-approve the audit and non-audit services performed by the auditors in order to assure that the provision of these services does not impair the auditors’ independence from the Funds. The Committee has adopted, and the Board has ratified, this Policy, which sets out the procedures and conditions under which the services of the independent auditors may be pre-approved.

Under Securities and Exchange Commission (“SEC”) rules promulgated in accordance with the Act, the Funds may establish two different approaches to pre-approving audit and non-audit services. The Committee may approve services without consideration of specific case-by-case services (“general pre-approval”) or it may pre-approve specific services (“specific pre-approval”). The Committee believes that the combination of these approaches contemplated in this Policy results in an effective and efficient method for pre-approving audit and non-audit services to be performed by the Funds’ independent auditors. Under this Policy, services that are not of a type that may receive general pre-approval require specific pre-approval by the Committee. Any proposed services that exceed pre-approved cost levels or budgeted amounts will also require the Committee’s specific pre-approval.

For both types of approval, the Committee considers whether the subject services are consistent with the SEC’s rules on auditor independence and that such services are compatible with maintaining the auditors independence. The Committee also considers whether a particular audit firm is in the best position to provide effective and efficient services to the Funds. Reasons that the auditors are in the best position include the auditors’ familiarity with the Funds’ business, personnel, culture, accounting systems, risk profile, and other factors, and whether the services will enhance the Funds’ ability to manage and control risk or improve audit quality. Such factors will be considered as a whole, with no one factor being determinative.

The appendices attached to this Policy describe the audit, audit-related, tax-related, and other services that have the Committee’s general pre-approval. For any service that has been approved through general pre-approval, the general pre-approval will remain in place for a period 12 months from the date of pre-approval, unless the Committee determines that a different period is appropriate. The Committee will annually review and pre-approve the services that may be provided by the independent auditors without specific pre-approval. The Committee will revise the list of services subject to general pre-approval as appropriate. This Policy does not serve as a delegation to Fund management of the Committee’s duty to pre-approve services performed by the Funds’ independent auditors.

II. Audit Services

The annual audit services engagement terms and fees are subject to the Committee’s specific pre-approval. Audit services are those services that are normally provided by auditors in connection with statutory and regulatory filings or engagements or those that generally only independent auditors can reasonably provide. They include the Funds’ annual financial statement audit and procedures that the independent auditors must perform in order to form an opinion on the Funds’ financial statements (e.g., information systems and procedural reviews and testing). The Committee will monitor the audit services engagement and approve any changes in terms, conditions or fees deemed by the Committee to be necessary or appropriate.

The Committee may grant general pre-approval to other audit services, such as statutory audits and services associated with SEC registration statements, periodic reports and other documents filed with the SEC or issued in connection with securities offerings.

The Committee has pre-approved the audit services listed on Appendix A. The Committee must specifically approve all audit services not listed on Appendix A.

III. Audit-related Services

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or the review of the Funds’ financial statements or are traditionally performed by the independent auditors. The Committee believes that the provision of audit-related services will not impair the independent auditors’ independence, and therefore may grant pre-approval to audit-related services. Audit-related services include accounting consultations related to accounting, financial reporting or disclosure matters not classified as “audit services;” assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures relating to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements under Form N-SAR or Form N-CSR.

The Committee has pre-approved the audit-related services listed on Appendix B. The Committee must specifically approve all audit-related services not listed on Appendix B.

IV. Tax Services

The Committee believes the independent auditors can provide tax services to the Funds, including tax compliance, tax planning, and tax advice, without compromising the auditors’ independence. Therefore, the Committee may grant general pre-approval with respect to tax services historically provided by the Funds’ independent auditors that do not, in the Committee’s view, impair auditor independence and that are consistent with the SEC’s rules on auditor independence.

The Committee will not grant pre-approval if the independent auditors initially recommends a transaction the sole business purpose of which is tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Committee may consult

2

outside counsel to determine that tax planning and reporting positions are consistent with this Policy.

The Committee has pre-approved the tax-related services listed on Appendix C. The Committee must specifically approve all tax-related services not listed on Appendix C.

V. Other Services

The Committee believes it may grant approval of non-audit services that are permissible services for independent auditors to a Fund. The Committee has determined to grant general pre-approval to other services that it believes are routine and recurring, do not impair auditor independence, and are consistent with SEC rules on auditor independence.

The Committee has pre-approved the non-audit services listed on Appendix D. The Committee must specifically approve all non-audit services not listed on Appendix D.

A list of the SEC’s prohibited non-audit services is attached to this Policy as Appendix E. The SEC’s rules and relevant guidance should be consulted to determine the precise definitions of these impermissible services and the applicability of exceptions to certain of the SEC’s prohibitions.

VI. Pre-approval of Fee levels and Budgeted Amounts

The Committee will annually establish pre-approval fee levels or budgeted amounts for audit, audit-related, tax and non-audit services to be provided to the Funds by the independent auditors. Any proposed services exceeding these levels or amounts require the Committee’s specific pre-approval. The Committee considers fees for audit and non-audit services when deciding whether to pre-approve services. The Committee may determine, for a pre-approval period of 12 months, the appropriate ratio between the total amount of fees for the Fund’s audit, audit-related, and tax services (including fees for services provided to Fund affiliates that are subject to pre-approval), and the total amount of fees for certain permissible non-audit services for the Fund classified as other services (including any such services provided to Fund affiliates that are subject to pre-approval).

VII. Procedures

Requests or applications for services to be provided by the independent auditors will be submitted to management. If management determines that the services do not fall within those services generally pre-approved by the Committee and set out in the appendices to these procedures, management will submit the services to the Committee or its delagee. Any such submission will include a detailed description of the services to be rendered. Notwithstanding this paragraph, the Committee will, on a quarterly basis, receive from the independent auditors a list of services provided for the previous calendar quarter on a cumulative basis by the auditors during the Pre-Approval Period.

3

VIII. Delegation

The Committee may delegate pre-approval authority to one or more of the Committee’s members. Any member or members to whom such pre-approval authority is delegated must report any pre-approval decisions, including any pre-approved services, to the Committee at its next scheduled meeting. The Committee will identify any member to whom pre-approval authority is delegated in writing. The member will retain such authority for a period of 12 months from the date of pre-approval unless the Committee determines that a different period is appropriate. The period of delegated authority may be terminated by the Committee or at the option of the member.

IX. Additional Requirements

The Committee will take any measures the Committee deems necessary or appropriate to oversee the work of the independent auditors and to assure the auditors’ independence from the Funds. This may include reviewing a formal written statement from the independent auditors delineating all relationships between the auditors and the Funds, consistent with Independence Standards Board No. 1, and discussing with the auditors their methods and procedures for ensuring independence.

Effective April 23, 2008, the KPMG LLP (“KPMG”) audit team for the ING Funds accepted the global responsibility for monitoring the auditor independence for KPMG relative to the ING Funds. Using a proprietary system called Sentinel, the audit team is able to identify and manage potential conflicts of interest across the member firms of the KPMG International Network and prevent the provision of prohibited services to the ING entities that would impair KPMG independence with the respect to the ING Funds. In addition to receiving pre-approval from the ING Funds Audit Committee for services provided to the ING Funds and for services for ING entities in the Investment Company Complex, the audit team has developed a process for periodic notification via email to the ING Funds’ Audit Committee Chairpersons regarding requests to provide services to ING Groep NV and its affiliates from KPMG offices worldwide. Additionally, KPMG provides a quarterly summary of the fees for services that have commenced for ING Groep NV and Affiliates at each Audit Committee Meeting.

4

Last Approved: November 29, 2012

5

Appendix A
Pre-Approved Audit Services for the Pre-Approval Period January 1, 2013through December 31, 2013

Service
	The Fund(s)	Fee Range
Statutory audits or financial audits (including tax services associated with audit services)	√	As presented to Audit Committee1
Services associated with SEC registration statements, periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings (e.g., consents), and assistance in responding to SEC comment letters.	√	Not to exceed $9,750 per filing
Consultations by Fund management with respect to accounting or disclosure treatment of transactions or events and/or the actual or potential effect of final or proposed rules, standards or interpretations by the SEC, Financial Accounting Standards Board, or other regulatory or standard setting bodies.	√	Not to exceed $8,000 during the Pre-Approval Period
Seed capital audit and related review and issuance of consent on the N-2 registration statement	√	Not to exceed $13,000 per audit

__________

[1]	For new Funds launched during the Pre-Approval Period, the fee ranges pre-approved will be the same as those for existing Funds, pro-rated in accordance with inception dates as provided in the auditors’ Proposal or any Engagement Letter covering the period at issue. Fees in the Engagement Letter will be controlling.

6

Appendix B
Pre-Approved Audit-Related Services for the Pre-Approval Period January 1, 2013 through December 31, 2013

Service
	The Fund(s)	Fund Affiliates	Fee Range
Services related to Fund mergers (Excludes tax services - See Appendix C for tax services associated with Fund mergers)	√	√	Not to exceed $10,000 per merger
Consultations by Fund management with respect to accounting or disclosure treatment of transactions or events and/or the actual or potential effect of final or proposed rules, standards or interpretations by the SEC, Financial Accounting Standards Board, or other regulatory or standard setting bodies. [Note: Under SEC rules some consultations may be “audit” services and others may be “audit-related” services.]	√		Not to exceed $5,000 per occurrence during the Pre-Approval Period
Review of the Funds’ semi-annual and quarterly financial statements	√		Not to exceed $2,400 per set of financial statements per fund
Reports to regulatory or government agencies related to the annual engagement	√		Up to $5,000 per occurrence during the Pre-Approval Period
Regulatory compliance assistance	√	√	Not to exceed $5,000 per quarter
Training courses		√	Not to exceed $2,000 per course
For Prime Rate Trust, agreed upon procedures for quarterly reports to rating agencies	√		Not to exceed $9,450 per quarter

7

Appendix C
Pre-Approved Tax Services for the Pre-Approval Period January 1, 2013 through December 31, 2013

Service
	The Fund(s)	Fund Affiliates	Fee Range
Preparation of federal and state income tax returns and federal excise tax returns for the Funds including assistance and review with excise tax distributions	√		As presented to Audit Committee2
Review of IRC Sections 851(b) and 817(h) diversification testing on a real-time basis	√		As presented to Audit Committee[2]
Assistance and advice regarding year-end reporting for 1099’s	√		As presented to Audit Committee[2]
Tax assistance and advice regarding statutory, regulatory or administrative developments	√	√	Not to exceed $5,000 for the Funds or for the Funds’ investment adviser during the Pre-Approval Period

__________

[2]	For new Funds launched during the Pre-Approval Period, the fee ranges pre-approved will be the same as those for existing Funds, pro-rated in accordance with inception dates as provided in the auditors’ Proposal or any Engagement Letter covering the period at issue. Fees in the Engagement Letter will be controlling.

8

Appendix C, continued

Service
	The Fund(s)	Fund Affiliates	Fee Range
Tax training courses		√	Not to exceed $2,000 per course during the Pre-Approval Period
Tax services associated with Fund mergers	√	√	Not to exceed $4,000 per fund per merger during the Pre-Approval Period
Other tax-related assistance and consultation, including, without limitation, assistance in evaluating derivative financial instruments and international tax issues, qualification and distribution issues, and similar routine tax consultations.	√		Not to exceed $120,000 during the Pre-Approval Period

9

Appendix D
Pre-Approved Other Services for the Pre-Approval Period January 1, 2013through December 31, 2013

Service
	The Fund(s)	Fund Affiliates	Fee Range
Agreed-upon procedures for Class B share 12b-1 programs		√	Not to exceed $60,000 during the Pre-Approval Period

Security counts performed pursuant to Rule 17f-2 of the 1940 Act (i.e., counts for Funds holding securities with affiliated sub-custodians)

Cost to be borne 50% by the Funds and 50% by ING Investments, LLC.

	√	√	Not to exceed $5,000 per Fund during the Pre-Approval Period
Agreed upon procedures for 15 (c) FACT Books	√		Not to exceed $35,000 during the Pre-Approval Period

10

Appendix E

Prohibited Non-Audit Services
Dated: January 1, 2013 to December 31, 2013

•	Bookkeeping or other services related to the accounting records or financial statements of the Funds
•	Financial information systems design and implementation
•	Appraisal or valuation services, fairness opinions, or contribution-in-kind reports
•	Actuarial services
•	Internal audit outsourcing services
•	Management functions
•	Human resources
•	Broker-dealer, investment adviser, or investment banking services
•	Legal services
•	Expert services unrelated to the audit
•	Any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible

11

EXHIBIT A

ING ASIA PACIFIC HIGH DIVIDEND EQUITY INCOME FUND

ING EMERGING MARKETS LOCAL BOND FUND

ING EMERING MARKETS HIGH DIVIDEND EQUITY FUND

ING EQUITY TRUST

ING FUNDS TRUST

ING GLOBAL ADVANTAGE AND PREMIUM OPPORTUNITY FUND

ING GLOBAL EQUITY DIVIDEND AND PREMIUM OPPORTUNITY FUND

ING GLOBAL STRATEGIC INCOME FUND

ING INFRASTRUCTURE, INDUSTRIALS, AND MATERIALS FUND

ING INTERNATIONAL HIGH DIVIDEND EQUITY INCOME FUND

ING INVESTORS TRUST

ING MAYFLOWER TRUST

ING MUTUAL FUNDS

ING PARTNERS, INC.

ING PRIME RATE TRUST

ING RISK MANAGED NATURAL RESOURCES FUNDING INVESTORS TRUST

ING SENIOR INCOME FUND

ING SEPARATE PORTFOLIOS TRUST

ING VARIABLE INSURANCE TRUST

ING VARIABLE PRODUCTS TRUST

(e)(2)	Percentage of services referred to in (4)(b)-(4)(d) that were approved by the audit committee

100% of the services were approved by the audit committee.

(f)	Percentage of hours expended attributable to work performed by other than full time employees of KPMG if greater than 50%

Not applicable

(g)	Non-Audit Fees: The non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant were $496,971 for year ended March 31, 2013 and $1,214,165 for the year ended March 31, 2012.

(h)	Principal Accountants Independence: the Registrant’s Audit committee has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2.01(c)(7)(ii) of Regulation S-X is compatible with maintaining KPMG’s independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Report of Independent Registered Public Accounting Firm

The Shareholders and Board of Trustees

ING Funds Trust

We have audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States), the statements of assets and liabilities, including the summary portfolios of investments, of ING GNMA Income Fund, ING High Yield Bond Fund, ING Intermediate Bond Fund, ING Short Term Bond Fund, and ING Strategic Income Fund, each a series of ING Funds Trust, as of March 31, 2013, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years or periods in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended and have issued our unqualified report thereon dated May 24, 2013 (which report and financial statements are included in Item 1 of this Certified Shareholder Report on Form N-CSR). In connection with our audits of the aforementioned financial statements and financial highlights, we also audited the related portfolios of investments included in Item 6 of this Form N-CSR. The portfolios of investments are the responsibility of management. Our responsibility is to express an opinion on the portfolios of investments based on our audits.

In our opinion, the portfolios of investments, when considered in relation to the basic financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

Boston, Massachusetts

May 24, 2013

PORTFOLIO OF INVESTMENTS
AS OF MARCH 31, 2013

ING EMERGING MARKETS CORPORATE
DEBT FUND

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: 97.9%
		Brazil: 12.6%
250,000	#	Banco Bradesco SA/Cayman Islands, 5.750%, 03/01/22	$267,500	0.3
1,000,000	#	Banco BTG Pactual SA/Cayman Islands, 5.750%, 09/28/22	1,006,300	1.0
800,000		Banco do Brasil SA/Cayman, 3.875%, 10/10/22	776,000	0 .8
1,000,000	#	Banco do Brasil SA/Cayman, 6.250%, 12/29/49	987,500	1.0
350,000		Banco Votorantim SA, 7.375%, 01/21/20	399,000	0.4
1,300,000	#	BC Luxco 1 SA, 7.375%, 01/29/20	1,352,000	1.3
275,000		Centrais Eletricas Brasileiras SA, 5.750%, 10/27/21	294,594	0.3
300,000		Cosan Finance Ltd., 7.000%, 02/01/17	342,750	0.3
500,000	#	Cosan Luxembourg SA, 5.000%, 03/14/23	504,250	0.5
225,000		Embraer SA, 5.150%, 06/15/22	245,531	0.2
410,000		Fibria Overseas Finance Ltd., 6.750%, 03/03/21	456,945	0.4
450,000		Hypermarcas SA, 6.500%, 04/20/21	491,063	0.5
300,000	#	Itau Unibanco Holding SA/Cayman Island, 5.125%, 05/13/23	306,300	0.3
201,000		Itau Unibanco Holding SA/Cayman Island, 5.750%, 01/22/21	214,306	0.2
550,000		JBS USA, LLC/JBS USA Finance, Inc., 7.250%, 06/01/21	578,875	0.6
500,000	#	Marfrig Holding Europe BV, 9.875%, 07/24/17	488,750	0.5
500,000	#	OAS Investments GmbH, 8.250%, 10/19/19	538,750	0.5
300,000		Oi SA, 5.750%, 02/10/22	314,250	0.3
505,000		Petrobras International Finance Co. — Pifco, 3.500%, 02/06/17	522,858	0.5
500,000	#	Samarco Mineracao SA, 4.125%, 11/01/22	487,750	0.5
250,000		Suzano Trading Ltd., 5.875%, 01/23/21	261,250	0.2
250,000		Telemar Norte Leste SA, 5.500%, 10/23/20	261,875	0.3
923,000		Vale Overseas Ltd., 4.625%, 09/15/20	982,749	1.0
650,000		Voto-Votorantim Overseas Trading Operations NV, 6.625%, 09/25/19	750,750	0.7
			12,831,896	12.6

		Chile: 5.0%
750,000	#	Automotores Gildemeister SA, 6.750%, 01/15/23	789,375	0.8
800,000		Celulosa Arauco y Constitucion SA, 4.750%, 01/11/22	836,556	0.8
400,000		Colbun SA, 6.000%, 01/21/20	451,723	0.5
1,000,000	#	CorpGroup Banking SA, 6.750%, 03/15/23	1,051,250	1.0
750,000	#	GeoPark Latin America Ltd. Agencia en Chile, 7.500%, 02/11/20	783,750	0.8
825,000		Inversiones CMPC SA, 6.125%, 11/05/19	940,226	0.9
200,000	#	Telefonica Chile SA, 3.875%, 10/12/22	197,479	0.2
			5,050,359	5.0

		China: 6.7%
750,000		Agile Property Holdings Ltd., 10.000%, 11/14/16	815,625	0.8
300,000		China Overseas Finance Cayman II Ltd., 5.500%, 11/10/20	337,506	0.3
200,000		China Overseas Finance Cayman IV Ltd., 4.875%, 02/15/17	218,472	0.2
450,000	#	China Resources Gas Group Ltd, 4.500%, 04/05/22	490,127	0.5
350,000		CNOOC Finance 2012 Ltd., 5.000%, 05/02/42	385,226	0.4
200,000		CNPC HK Overseas Capital Ltd., 4.500%, 04/28/21	221,732	0.2
400,000		COSL Finance BVI Ltd., 3.250%, 09/06/22	391,236	0.4
900,000		Country Garden Holdings Co. Ltd., 11.125%, 02/23/18	1,044,000	1.0
750,000		Franshion Development Ltd., 6.750%, 04/15/21	816,600	0.8
1,000,000	#	Kaisa Group Holdings Ltd., 8.875%, 03/19/18	1,017,500	1.0
400,000		Longfor Properties Co. Ltd., 9.500%, 04/07/16	442,000	0.4
300,000	#	Mega Advance Investments Ltd., 6.375%, 05/12/41	379,881	0.4
250,000		Yancoal International Resources Development Co. Ltd., 5.730%, 05/16/22	257,113	0.3
			6,817,018	6.7

See Accompanying Notes to Financial Statements

1

PORTFOLIO OF INVESTMENTS
AS OF MARCH 31, 2013 (CONTINUED)

ING EMERGING MARKETS CORPORATE
DEBT FUND

Principal Amount†			Value	Percentage of Net Assets

		Colombia: 5.0%
750,000		Bancolombia SA, 5.950%, 06/03/21	$847,500	0.8
800,000	#	Colombia Telecomunicaciones SA ESP, 5.375%, 09/27/22	804,000	0.8
681,000		Ecopetrol SA, 7.625%, 07/23/19	856,358	0.9
763,000	#	Empresa de Energia de Bogota SA, 6.125%, 11/10/21	854,560	0.8
COP 924,000,000	#	Empresa de Telecomunicaciones de Bogato, 7.000%, 01/17/23	539,063	0.5
500,000	#	Pacific Rubiales Energy Corp., 5.125%, 03/28/23	507,000	0.5
600,000		Pacific Rubiales Energy Corp., 7.250%, 12/12/21	684,900	0.7
			5,093,381	5.0

		Czech Republic: 0.4%
400,000		CEZ A/S, 4.250%, 04/03/22	425,972	0.4

		Dominican Republic: 0.3%
250,000	#	Aeropuertos Dominicanos Siglo XXI SA, 9.250%, 11/13/19	273,125	0 .3

		Guatemala: 0.5%
500,000	#	Industrial Senior Trust, 5.500%, 11/01/22	500,625	0.5

		Hong Kong: 5.1%
1,300,000		Bank of China Hong Kong Ltd., 5.550%, 02/11/20	1,463,504	1.4
250,000		Hutchison Whampoa International 11 Ltd., 4.625%, 01/13/22	274,113	0.3
400,000		Hutchison Whampoa International 12 Ltd., 6.000%, 04/29/49	428,000	0.4
450,000	#	Hutchison Whampoa International 12 Ltd., 6.000%, 05/29/49	481,500	0.5
150,000		Noble Group Ltd., 4.875%, 08/05/15	158,250	0.2
500,000		Noble Group Ltd., 6.750%, 01/29/20	562,500	0.5
500,000		Rosy Unicorn Ltd., 6.500%, 02/09/17	561,762	0.5
300,000		Swire Pacific MTN Financing Ltd., 4.500%, 02/28/22	327,484	0.3
895,000		Wiseyear Holdings Ltd., 5.000%, 02/15/17	973,594	1.0
			5,230,707	5.1

		Hungary: 0.3%
300,000		MOL Group Finance SA, 6.250%, 09/26/19	304,875	0.3

		India: 7.2%
800,000		Axis Bank Ltd./Dubai, 5.125%, 09/05/17	855,294	0.8
1,100,000	#	ICICI Bank Ltd./Dubai, 4.700%, 02/21/18	1,164,274	1.2
550,000		Reliance Holdings USA, Inc., 5.400%, 02/14/22	614,576	0.6
1,450,000	#	Reliance Holdings USA, Inc., 5.400%, 02/14/22	1,620,246	1.6
1,400,000	#	Reliance Industries Ltd., 5.875%, 12/31/49	1,373,750	1.4
700,000	#	State Bank of India/London, 4.125%, 08/01/17	731,136	0.7
700,000		Vedanta Resources PLC, 6.750%, 06/07/16	738,500	0.7
200,000		Vedanta Resources PLC, 8.250%, 06/07/21	230,000	0.2
			7,327,776	7.2
		Indonesia: 4.3%
250,000		Adaro Indonesia PT, 7.625%, 10/22/19	273,125	0.3
1,000,000	#	Gajah Tunggal Tbk PT, 7.750%, 02/06/18	1,040,000	1.0
1,000,000	#	Indo Energy Finance II BV, 6.375%, 01/24/23	1,032,500	1.0
550,000		Indosat Palapa Co. BV, 7.375%, 07/29/20	614,625	0.6
400,000		Listrindo Capital BV, 6.950%, 02/21/19	441,586	0.4
1,000,000	#	Star Energy Geothermal Wayang Windu Ltd., 6.125%, 03/27/20	1,000,000	1.0
			4,401,836	4.3

		Israel: 1.3%
725,000		Israel Electric Corp. Ltd., 7.250%, 01/15/19	833,818	0.8
400,000		Teva Pharmaceutical Finance Co., LLC, 6.150%, 02/01/36	510,778	0.5
			1,344,596	1.3

		Jamaica: 1.7%
500,000		Digicel Group Ltd., 8.250%, 09/30/20	532,500	0.5
1,170,000	#	Digicel Group Ltd., 8.250%, 09/30/20	1,246,050	1.2
			1,778,550	1.7

		Kazakhstan: 0.5%
500,000	#	Zhaikmunai LLP, 7.125%, 11/13/19	536,250	0.5

		Mexico: 9.8%
900,000		America Movil S.A.B de CV, 5.000%, 03/30/20	1,017,266	1.0
1,500,000	#	BBVA Bancomer SA/Texas, 6.750%, 09/30/22	1,717,500	1.7
1,027,000		Cemex Finance, LLC, 9.500%, 12/14/16	1,116,863	1.1
250,000		Cemex SAB de CV, 9.000%, 01/11/18	278,125	0.3
250,000	#	Cemex SAB de CV, 9.000%, 01/11/18	278,125	0.3
350,000		Grupo Bimbo SAB de CV, 4.500%, 01/25/22	380,516	0.4
900,000		Grupo Elektra SA de CV, 7.250%, 08/06/18	943,875	0.9
400,000		Grupo Televisa SAB, 6.625%, 03/18/25	508,690	0.5
800,000	#	Mexichem SAB de CV, 4.875%, 09/19/22	850,000	0.8

See Accompanying Notes to Financial Statements

2

PORTFOLIO OF INVESTMENTS
AS OF MARCH 31, 2013 (CONTINUED)

ING EMERGING MARKETS CORPORATE
DEBT FUND

Principal Amount†			Value	Percentage of Net Assets

1,000,000	#	Mexico Generadora de Energia S de RL, 5.500%, 12/06/32	$1,060,000	1.0
700,000		NII Capital Corp., 7.625%, 04/01/21	507,500	0.5
200,000		Servicios Corporativos Javer SAPI de CV, 9.875%, 04/06/21	189,000	0.2
1,000,000	#	Tenedora Nemak SA de CV, 5.500%, 02/28/23	1,015,000	1.0
200,000		Urbi Desarrollos Urbanos SAB de CV, 9.500%, 01/21/20	124,000	0.1
			9,986,460	9.8

		Mongolia: 0.5%
450,000		Mongolian Mining Corp., 8.875%, 03/29/17	463,500	0.5

		Nigeria: 1.0%
850,000		Afren PLC, 10.250%, 04/08/19	1,015,750	1.0

		Paraguay: 0.4%
400,000	#	Telefonica Celular del Paraguay SA, 6.750%, 12/13/22	434,000	0.4

		Peru: 4.9%
650,000	#	Ajecorp BV, 6.500%, 05/14/22	703,950	0.7
1,150,000		Banco de Credito del Peru/Panama, 5.375%, 09/16/20	1,265,000	1.2
1,000,000	#	Cementos Pacasmayo SAA, 4.500%, 02/08/23	965,000	1.0
500,000		Corp Azucarera del Peru SA, 6.375%, 08/02/22	527,500	0.5
625,000		Southern Copper Corp., 6.750%, 04/16/40	711,874	0.7
700,000		Southern Copper Corp., 7.500%, 07/27/35	847,943	0.8
			5,021,267	4.9

		Poland: 1.1%
500,000		Eileme 2 AB, 11.625%, 01/31/20	587,500	0.6
500,000	#	PKO Finance AB, 4.630%, 09/26/22	519,880	0.5
			1,107,380	1.1
		Qatar: 2.1%
498,000		QNB Finance Ltd., 3.375%, 02/22/17	521,784	0.5
501,000		Qtel International Finance Ltd., 3.375%, 10/14/16	529,056	0.5
517,000		Qtel International Finance Ltd., 4.750%, 02/16/21	577,748	0.6
400,000		Ras Laffan Liquefied Natural Gas Co. Ltd. III, 6.750%, 09/30/19	500,000	0.5
			2,128,588	2.1

		Russia: 9.7%
300,000	#	Alfa Bank OJSC Via Alfa Bond Issuance PLC, 7.500%, 09/26/19	319,125	0.3
500,000		Alfa Bank OJSC Via Alfa Bond Issuance PLC, 7.875%, 09/25/17	565,600	0.6
500,000		Alliance Oil Co. Ltd., 9.875%, 03/11/15	546,875	0.5
100,000		ALROSA Finance SA, 7.750%, 11/03/20	117,595	0.1
600,000	#	Brunswick Rail Finance Ltd., 6.500%, 11/01/17	637,500	0.6
300,000	#	Credit Bank of Moscow Via CBOM Finance PLC, 7.700%, 02/01/18	312,000	0.3
525,000	#	EuroChem Mineral & Chemical Co. OJSC via EuroChem GI Ltd., 5.125%, 12/12/17	535,500	0.5
300,000		Evraz Group SA, 7.400%, 04/24/17	320,250	0.3
100,000	#	Gaz Capital for Gazprom, 9.250%, 04/23/19	129,500	0.1
275,000	#	Gazprom Neft OAO Via GPN Capital SA, 4.375%, 09/19/22	272,594	0.3
400,000	#	Gazprom OAO Via Gaz Capital SA, 5.999%, 01/23/21	450,000	0.4
205,000		Gazprom OAO Via Gaz Capital SA, 6.212%, 11/22/16	228,841	0.2
250,000		Lukoil International Finance BV, 6.125%, 11/09/20	285,000	0.3
300,000		MTS International Funding Ltd., 8.625%, 06/22/20	382,500	0.4
600,000	#	Rosneft Oil Co. via Rosneft International Finance Ltd., 4.199%, 03/06/22	596,250	0.6
500,000	#	Sberbank of Russia Via SB Capital SA, 4.950%, 02/07/17	535,000	0.5
500,000	#	Severstal OAO Via Steel Capital SA, 5.900%, 10/17/22	498,750	0.5
600,000	#	Sibur Securities Ltd., 3.914%, 01/31/18	592,500	0.6
550,000		TMK OAO Via TMK Capital SA, 7.750%, 01/27/18	583,000	0.6
250,000		TNK-BP Finance SA, 7.500%, 07/18/16	287,700	0.3
400,000		VimpelCom Holdings BV, 6.255%, 03/01/17	428,100	0.4
1,000,000	#	VimpelCom Holdings BV, 5.950%, 02/13/23	998,750	1.0
300,000	#	VTB Bank OJSC Via VTB Capital SA, 6.950%, 10/17/22	317,550	0.3
			9,940,480	9.7

See Accompanying Notes to Financial Statements

3

PORTFOLIO OF INVESTMENTS
AS OF MARCH 31, 2013 (CONTINUED)

ING EMERGING MARKETS CORPORATE
DEBT FUND

Principal Amount†			Value	Percentage of Net Assets

		South Africa: 1.3%
500,000		AngloGold Ashanti Holdings PLC, 5.125%, 08/01/22	$508,120	0.5
300,000		Gold Fields Orogen Holding BVI Ltd., 4.875%, 10/07/20	295,208	0.3
500,000		Sasol Financing International PLC, 4.500%, 11/14/22	496,250	0.5
			1,299,578	1.3

		South Korea: 3.8%
100,000	#	Hyundai Capital America, 4.000%, 06/08/17	107,772	0.1
800,000	#	Korea East-West Power Co. Ltd., 2.500%, 07/16/17	824,155	0.8
720,000	#	Korea Gas Corp., 6.250%, 01/20/42	942,150	0.9
800,000		POSCO, 5.250%, 04/14/21	925,438	0.9
400,000		Shinhan Bank, 4.375%, 07/27/17	444,024	0.5
565,000		Shinhan Bank, 5.663%, 03/02/35	594,650	0.6
			3,838,189	3.8
		Thailand: 0.9%
650,000		PTTEP Canada International Finance Ltd., 5.692%, 04/05/21	751,489	0.7
200,000	#	Thai Oil PCL, 3.625%, 01/23/23	202,225	0.2
			953,714	0.9

		Turkey: 5.8%
350,000		Akbank TAS, 6.500%, 03/09/18	396,812	0.4
300,000	#	Anadolu Efes Biracilik Ve Malt Sanayii AS, 3.375%, 11/01/22	287,250	0.3
500,000	#	Tupras Turkiye Petrol Rafinerileri AS, 4.125%, 05/02/18	500,625	0.5
500,000	#	Turkiye Garanti Bankasi AS, 5.250%, 09/13/22	523,125	0.5
400,000	#	Turkiye Halk Bankasi AS, 4.875%, 07/19/17	422,872	0.4
1,500,000	#	Turkiye Is Bankasi, 6.000%, 10/24/22	1,571,250	1.5
1,200,000	#	Turkiye Vakiflar Bankasi Tao, 6.000%, 11/01/22	1,236,000	1.2
1,000,000	#	Yapi ve Kredi Bankasi AS, 5.500%, 12/06/22	995,000	1.0
			5,932,934	5.8

		Ukraine: 1.8%
700,000		Ferrexpo Finance PLC, 7.875%, 04/07/16	701,750	0.7
1,100,000		Metinvest BV, 8.750%, 02/14/18	1,130,800	1.1
			1,832,550	1.8

		United Arab Emirates: 3.9%
200,000		Abu Dhabi National Energy Co., 5.875%, 12/13/21	236,250	0.2
765,000	#	Abu Dhabi National Energy Co., 5.875%, 12/13/21	903,656	0.9
798,000	#	Dolphin Energy Ltd., 5.500%, 12/15/21	924,683	0.9
550,000		DP World Ltd., 6.850%, 07/02/37	628,100	0.6
860,000		DP World Sukuk Ltd., 6.250%, 07/02/17	963,200	1.0
287,000	#	IPIC GMTN Ltd., 5.500%, 03/01/22	334,355	0.3
			3,990,244	3.9

		Total Corporate Bonds/Notes (Cost $97,718,747)	99,861,600	97.9

Shares			Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: 0.5%
		Mutual Funds: 0.5%
464,000		BlackRock Liquidity Funds, TempFund, Institutional Class (Cost $464,000)	464,000	0.5

		Total Short-Term Investments (Cost $464,000)	464,000	0.5

		Total Investments in Securities (Cost $98,182,747)	$100,325,600	98.4
		Assets in Excess of Other Liabilities	1,600,766	1.6
		Net Assets	$101,926,366	100.0

†	Unless otherwise indicated, principal amount is shown in USD.

#	Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

COP	Colombian Peso

Cost for federal income tax purposes is $98,188,435.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$2,682,999
Gross Unrealized Depreciation	(545,834)
Net Unrealized Appreciation	$2,137,165

Sector Diversification	Percentage of Net Assets
Financials	28.8%
Energy	18.0
Materials	14.6
Telecommunication Services	9.8
Industrials	9.6
Utilities	8.9
Consumer Staples	3.8
Consumer Discretionary	3.4
Health Care	1.0
Short-Term Investments	0.5
Assets in Excess of Other Liabilities	1.6
Net Assets	100.0%

See Accompanying Notes to Financial Statements

4

PORTFOLIO OF INVESTMENTS
AS OF MARCH 31, 2013 (CONTINUED)

ING EMERGING MARKETS CORPORATE
DEBT FUND

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of March 31, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2013
Asset Table
Investments, at fair value
Corporate Bonds/Notes	$—	$99,861,600	$—	$99,861,600
Short-Term Investments	464,000	—	—	464,000
Total Investments, at fair value	$464,000	$99,861,600	$—	$100,325,600
Other Financial Instruments+
Futures	16,558	—	—	16,558
Total Assets	$480,558	$99,861,600	$—	$100,342,158
Liabilities Table
Other Financial Instruments+
Futures	$(15,600)	$—	$—	$(15,600)
Total Liabilities	$(15,600)	$—	$—	$(15,600)

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, equity forwards, futures, swaps, and written options. Forward foreign currency contracts, equity forwards and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

ING Emerging Markets Corporate Debt Fund Open Futures Contracts on March 31, 2013:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
U.S. Treasury 2-Year Note	7	06/28/13	$1,543,172	$(118)
U.S. Treasury 5-Year Note	50	06/28/13	6,202,734	6,906
U.S. Treasury Long Bond	7	06/19/13	1,011,281	2,662
			$8,757,187	$9,450
Short Contracts
U.S. Treasury 10-Year Note	(24)	06/19/13	(3,167,625)	(15,482)
U.S. Treasury Ultra Long Bond	(4)	06/19/13	(630,375)	6,990
			$(3,798,000)	$(8,492)

See Accompanying Notes to Financial Statements

5

PORTFOLIO OF INVESTMENTS
AS OF MARCH 31, 2013

ING EMERGING MARKETS HARD
CURRENCY DEBT FUND

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: 5.2%
		Brazil: 0.6%
1,000,000	#	BC Luxco 1 SA, 7.375%, 01/29/20	$1,040,000	0.6

		Guatemala: 0.0%
30,000		Central American Bottling Corp., 6.750%, 02/09/22	32,813	0.0

		Panama: 1.0%
1,750,000	#	AES El Salvador Trust II, 6.750%, 03/28/23	1,767,357	1.0

		Peru: 1.9%
3,500,000	#	El Fondo Mivivienda SA, 3.500%, 01/31/23	3,410,750	1.9

		Russia: 1.1%
1,000,000	#	Sibur Securities Ltd., 3.914%, 01/31/18	987,500	0.5
1,000,000	#	VimpelCom Holdings BV, 5.950%, 02/13/23	998,750	0.6
			1,986,250	1.1

		Turkey: 0.6%
TRY 1,750,000	#	Akbank TAS, 7.500%, 02/05/18	957,069	0.6

		Total Corporate Bonds/Notes (Cost $9,252,050)	9,194,239	5.2

FOREIGN GOVERNMENT BONDS: 91.9%
		Angola: 1.3%
2,050,000		Republic of Angola Via Northern Lights III BV, 7.000%, 08/16/19	2,272,938	1.3

		Argentina: 3.2%
2,400,000		Argentina Government International Bond, 7.000%, 09/12/13	2,388,000	1.3
2,888,341		Argentina Government International Bond, 2.500%, 12/31/38	917,048	0.5
2,187,998		Argentina Government International Bond, 8.280%, 12/31/33	1,192,459	0.7
1,400,000		City of Buenos Aires, 9.950%, 03/01/17	1,197,000	0.7
			5,694,507	3.2

		Aruba: 0.7%
1,250,000	#	Aruba Government Bond, 4.625%, 09/14/23	1,300,000	0.7

		Azerbaijan: 1.3%
2,200,000		State Oil Co. of the Azerbaijan Republic, 5.450%, 02/09/17	2,354,000	1.3

		Belarus: 2.9%
3,800,000		Republic of Belarus, 8.750%, 08/03/15	3,971,000	2.3
1,020,000		Republic of Belarus, 8.950%, 01/26/18	1,093,950	0.6
			5,064,950	2.9

		Belize: 1.0%
2,516,100	#, ±	Belize Government International Bond, 5.000%, 02/20/38	1,754,980	1.0

		Brazil: 3.6%
4,630,000		Brazilian Government International Bond, 2.625%, 01/05/23	4,456,375	2.5
2,000,000	#	Caixa Economica Federal, 3.500%, 11/07/22	1,920,000	1.1
			6,376,375	3.6

		Bulgaria: 0.5%
766,000		Bulgaria Government Bond, 8.250%, 01/15/15	860,984	0.5

		Chile: 1.1%
1,700,000	#	Corp Nacional del Cobre de Chile, 4.250%, 07/17/42	1,572,429	0.9
350,000		Empresa Nacional del Petroleo, 4.750%, 12/06/21	363,034	0.2
			1,935,463	1.1

		Colombia: 3.1%
3,000,000		Colombia Government International Bond, 2.625%, 03/15/23	2,887,500	1.7
300,000		Colombia Government International Bond, 7.375%, 03/18/19	387,750	0.2
1,500,000		Colombia Government International Bond, 8.125%, 05/21/24	2,166,750	1.2
			5,442,000	3.1

		Costa Rica: 0.6%
1,100,000	#	Costa Rica Government International Bond, 4.250%, 01/26/23	1,103,850	0.6

		Croatia: 2.9%
1,000,000	#	Croatia Government International Bond, 5.500%, 04/04/23	$1,000,582	0.6
900,000		Croatia Government International Bond, 6.375%, 03/24/21	972,450	0.5
3,000,000	#	Hrvatska Elektroprivreda, 6.000%, 11/09/17	3,112,500	1.8
			5,085,532	2.9

See Accompanying Notes to Financial Statements

6

PORTFOLIO OF INVESTMENTS
AS OF MARCH 31, 2013 (CONTINUED)

ING EMERGING MARKETS HARD
CURRENCY DEBT FUND

Principal Amount†			Value	Percentage of Net Assets

		Dominican Republic: 0.6%
1,000,000	#	Banco de Reservas de LA Republica Dominicana, 7.000%, 02/01/23	$1,005,000	0.6

		Ecuador: 0.9%
1,500,000		Ecuador Government International Bond, 9.375%, 12/15/15	1,571,250	0.9

		Egypt: 0.2%
330,000		Egypt Government International Bond, 5.750%, 04/29/20	281,325	0.2

		El Salvador: 0.1%
250,000	#	El Salvador Government International Bond, 5.875%, 01/30/25	263,375	0.1

		Gabon: 1.5%
2,200,000		Gabonese Republic, 8.200%, 12/12/17	2,684,000	1.5

		Georgia: 0.6%
875,000	#	Georgian Railway JSC, 7.750%, 07/11/22	1,004,062	0.6

		Guatemala: 0.3%
500,000	#	Guatemala Government Bond, 4.875%, 02/13/28	491,250	0.3

		Hungary: 2.5%
1,300,000		Hungary Government International Bond, 5.375%, 02/21/23	1,230,125	0.7
2,306,000		Hungary Government International Bond, 6.375%, 03/29/21	2,386,710	1.4
750,000		Hungary Government International Bond, 7.625%, 03/29/41	768,750	0.4
			4,385,585	2.5
		Indonesia: 6.1%
7,340,000		Indonesia Government International Bond, 11.625%, 03/04/19	10,679,700	6.1

		Iraq: 0.8%
1,600,000		Republic of Iraq, 5.800%, 01/15/28	1,476,000	0.8

		Ivory Coast: 1.3%
2,450,000	±	Ivory Coast Government International Bond, 5.750%, 12/31/32	2,284,625	1.3

		Kazakhstan: 2.2%
2,250,000	#	Development Bank of Kazakhstan JSC, 4.125%, 12/10/22	2,188,125	1.2
1,460,000	#	Kazakhstan Temir Zholy Finance BV, 6.950%, 07/10/42	1,711,850	1.0
			3,899,975	2.2

		Latvia: 0.5%
1,000,000	#	Republic of Latvia, 2.750%, 01/12/20	966,500	0.5

		Lebanon: 2.5%
3,470,000		Lebanon Government International Bond, 6.100%, 10/04/22	3,513,375	2.0
750,000		Lebanon Government International Bond, 8.250%, 04/12/21	862,500	0.5
			4,375,875	2.5

		Lithuania: 1.9%
2,100,000		Lithuania Government International Bond, 6.625%, 02/01/22	2,580,375	1.5
600,000	#	Lithuania Government International Bond, 6.625%, 02/01/22	737,250	0.4
			3,317,625	1.9

		Mexico: 4.6%
824,000	#	Comision Federal de Electricidad, 5.750%, 02/14/42	906,400	0.5
3,300,000		Pemex Project Funding Master Trust, 6.625%, 06/15/35	3,968,250	2.2
275,000		Pemex Project Funding Master Trust, 6.625%, 06/15/38	330,000	0.2
900,000	#	Petroleos Mexicanos, 3.500%, 01/30/23	900,000	0.5
634,000		Petroleos Mexicanos, 5.500%, 06/27/44	655,556	0.4
593,000		Petroleos Mexicanos, 6.500%, 06/02/41	701,222	0.4
500,000		Petroleos Mexicanos, 8.000%, 05/03/19	642,500	0.4
			8,103,928	4.6

		Mongolia: 0.5%
1,000,000	#	Mongolia Government International Bond, 5.125%, 12/05/22	937,500	0.5

		Morocco: 1.2%
1,000,000		Morocco Government International Bond, 4.250%, 12/11/22	1,025,500	0.6
1,000,000	#	Morocco Government International Bond, 4.250%, 12/11/22	1,025,500	0.6
			2,051,000	1.2

		Namibia: 0.9%
1,450,000		Namibia International Bonds, 5.500%, 11/03/21	1,609,500	0.9

See Accompanying Notes to Financial Statements

7

PORTFOLIO OF INVESTMENTS
AS OF MARCH 31, 2013 (CONTINUED)

ING EMERGING MARKETS HARD
CURRENCY DEBT FUND

Principal Amount†			Value	Percentage of Net Assets

		Nigeria: 1.0%
NGN 185,000,000		Nigeria Government Bond, 16.390%, 01/27/22	$1,523,173	0.9
250,000		Nigeria Government International Bond, 6.750%, 01/28/21	290,000	0.1
			1,813,173	1.0

		Panama: 1.1%
1,506,000		Panama Government International Bond, 6.700%, 01/26/36	2,014,275	1.1

		Paraguay: 0.2%
300,000	#	Republic of Paraguay, 4.625%, 01/25/23	302,700	0.2

		Peru: 0.6%
861,000		Peruvian Government International Bond, 5.625%, 11/18/50	1,034,061	0.6

		Philippines: 5.2%
7,656,000		Philippine Government International Bond, 4.000%, 01/15/21	$8,479,020	4.8
500,000		Philippine Government International Bond, 6.375%, 01/15/32	647,500	0.4
			9,126,520	5.2

		Poland: 2.6%
3,850,000		Poland Government International Bond, 3.000%, 03/17/23	3,738,350	2.1
752,000		Poland Government International Bond, 5.000%, 03/23/22	860,987	0.5
			4,599,337	2.6

		Republic Of Serbia: 1.2%
2,118,000	#	Republic of Serbia, 4.875%, 02/25/20	2,098,938	1.2

		Romania: 1.5%
1,100,000	#	Romanian Government International Bond, 4.375%, 08/22/23	1,082,598	0.6
1,310,000		Romanian Government International Bond, 6.750%, 02/07/22	1,529,425	0.9
			2,612,023	1.5

		Russia: 5.0%
RUB 30,000,000	#	AHML Finance, 7.750%, 02/13/18	971,390	0.5
650,000		Russian Agricultural Bank OJSC Via RSHB Capital SA, 5.298%, 12/27/17	690,560	0.4
400,000		Russian Foreign Bond — Eurobond, 5.625%, 04/04/42	450,000	0.3
3,069,400		Russian Foreign Bond — Eurobond, 7.500%, 03/31/30	3,808,358	2.2
2,600,000		Russian Railways via RZD Capital PLC, 5.700%, 04/05/22	2,873,000	1.6
			8,793,308	5.0

		South Africa: 2.9%
5,271,000	#	Transnet SOC Ltd., 4.000%, 07/26/22	5,073,338	2.9

		Sri Lanka: 1.0%
875,000		Sri Lanka Government International Bond, 5.875%, 07/25/22	912,187	0.5
870,000	#	Sri Lanka Government International Bond, 5.875%, 07/25/22	906,975	0.5
			1,819,162	1.0

		Trinidad And Tobago: 1.3%
2,097,917		Petroleum Co. of Trinidad & Tobago Ltd., 6.000%, 05/08/22	2,307,708	1.3

		Turkey: 4.4%
3,494,000		Turkey Government International Bond, 7.375%, 02/05/25	4,472,320	2.5
2,400,000		Turkey Government International Bond, 8.000%, 02/14/34	3,306,000	1.9
			7,778,320	4.4

		Ukraine: 3.5%
1,000,000		Ukraine Government International Bond, 7.800%, 11/28/22	1,017,500	0.6
4,750,000		Ukraine Government International Bond, 9.250%, 07/24/17	5,166,100	2.9
			6,183,600	3.5

		Uruguay: 0.8%
785,000		Uruguay Government International Bond, 7.625%, 03/21/36	1,137,857	0.7
162,288	&	Uruguay Government International Bond, 7.875%, 01/15/33	236,454	0.1
			1,374,311	0.8

		Venezuela: 7.0%
1,000,000		Petroleos de Venezuela SA, 4.900%, 10/28/14	965,000	0.6
2,500,000		Petroleos de Venezuela SA, 8.500%, 11/02/17	2,437,500	1.4
9,279,000		Petroleos de Venezuela SA, 9.000%, 11/17/21	8,838,248	5.0
			12,240,748	7.0

		Vietnam: 0.8%
1,200,000		Vietnam Government International Bond, 6.750%, 01/29/20	1,404,000	0.8

See Accompanying Notes to Financial Statements

8

PORTFOLIO OF INVESTMENTS
AS OF MARCH 31, 2013 (CONTINUED)

ING EMERGING MARKETS HARD
CURRENCY DEBT FUND

Principal Amount†			Value	Percentage of Net Assets

		Zambia: 0.4%
660,000	#	Zambia Government International Bond, 5.375%, 09/20/22	$657,525	0.4

		Total Foreign Government Bonds (Cost $163,848,031)	161,866,701	91.9

		Total Long-Term Investments (Cost $173,100,081)	171,060,940	97.1

Shares			Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: 1.9%
		Mutual Funds: 1.9%
3,276,000		BlackRock Liquidity Funds, TempFund, Institutional Class (Cost $3,276,000)	3,276,000	1.9

		Total Short-Term Investments	3,276,000	1 .9

		Total Investments in Securities (Cost $176,376,081)	$174,336,940	99.0
		Assets in Excess of Other Liabilities	1,767,180	1.0
		Net Assets	$176,104,120	100.0

†	Unless otherwise indicated, principal amount is shown in USD.

#	Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

&	Payment-in-kind

±	Defaulted security

NGN	Nigerian Naira

RUB	Russian Ruble

TRY	Turkish New Lira

Cost for federal income tax purposes is $176,852,014.

Net unrealized depreciation consists of:
Gross Unrealized Appreciation	$1,572,630
Gross Unrealized Depreciation	(4,087,704)
Net Unrealized Depreciation	$(2,515,074)

Sector Diversification	Percentage of Net Assets
Foreign Government Bonds	90.7%
Financials	3.7
Utilities	1.0
Telecommunication Services	0.6
Industrials	0.6
Energy	0.5
Consumer Staples	0.0
Short-Term Investments	1.9
Assets in Excess of Other Liabilities	1.0
Net Assets	100.0%

See Accompanying Notes to Financial Statements

9

PORTFOLIO OF INVESTMENTS
AS OF MARCH 31, 2013 (CONTINUED)

ING EMERGING MARKETS HARD
CURRENCY DEBT FUND

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of March 31, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2013
Asset Table
Investments, at fair value
Corporate Bonds/Notes	$—	$9,194,239	$—	$9,194,239
Short-Term Investments	3,276,000	—	—	3,276,000
Foreign Government Bonds	—	161,866,701	—	161,866,701
Total Investments, at fair value	$3,276,000	$171,060,940	$—	$174,336,940
Other Financial Instruments+
Futures	46,261	—	—	46,261
Forward Foreign Currency Contracts	—	37,318	—	37,318
Total Assets	$3,322,261	$171,098,258	$—	$174,420,519
Liabilities Table
Other Financial Instruments+
Futures	$(151,560)	$—	$—	$(151,560)
Total Liabilities	$(151,560)	$—	$—	$(151,560)

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, equity forwards, futures, swaps, and written options. Forward foreign currency contracts, equity forwards and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

At March 31, 2013, the following forward foreign currency contracts were outstanding for the ING Emerging Markets Hard Currency Debt Fund:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Deutsche Bank AG	Turkish Lira	1,803,497	Sell	06/14/13	$1,000,000	$987,439	$12,561
HSBC	Russian Ruble	30,000,000	Sell	04/19/13	986,553	961,796	24,757
							$37,318

ING Emerging Markets Hard Currency Debt Fund Open Futures Contracts on March 31, 2013:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
U.S. Treasury 2-Year Note	71	06/28/13	$15,652,172	$(1,202)
U.S. Treasury 5-Year Note	79	06/28/13	9,800,320	10,912
U.S. Treasury Long Bond	57	06/19/13	8,234,719	32,666
U.S. Treasury Ultra Long Bond	2	06/19/13	315,187	2,683
			$34,002,398	$45,059
Short Contracts
U.S. Treasury 10-Year Note	(188)	06/19/13	(24,813,063)	(150,358)
			$(24,813,063)	$(150,358)

See Accompanying Notes to Financial Statements

10

SUMMARY PORTFOLIO OF INVESTMENTS
AS OF MARCH 31, 2013

ING EMERGING MARKETS LOCAL
CURRENCY DEBT FUND

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: 2.2%
		Brazil: 1.5%
BRL 1,631,000		Banco Votorantim SA, 6.250%, 05/16/16	$943,136	0.6
BRL 2,162,000	#	Banco Votorantim SA, 6.250%, 05/16/16	1,250,191	0.9
			2,193,327	1.5

		Turkey: 0.7%
TRY 1,750,000	#	Akbank TAS, 7.500%, 02/05/18	957,069	0.7

		Total Corporate Bonds/Notes (Cost $3,169,493)	3,150,396	2.2

FOREIGN GOVERNMENT BONDS: 73.9%
		Czech Republic: 4.4%
CZK 126,000,000		Czech Republic Government Bond, 2.800%, 09/16/13	6,342,168	4.4

		Dominican Republic: 1.0%
DOP 10,000,000		Dominican Republic International Bond, 14.000%, 10/18/19	250,093	0.2
DOP 35,500,000	#	Dominican Republic International Bond, 14.000%, 10/18/19	887,830	0.6
DOP 11,870,000		Dominican Republic International Bond, 15.500%, 04/19/19	314,156	0.2
			1,452,079	1.0

		Hungary: 4.4%
HUF 160,000,000		Hungary Government Bond, 6.500%, 06/24/19	698,743	0.5
HUF 146,000,000		Hungary Government Bond, 6.750%, 10/22/28	631,120	0.4
HUF 235,000,000		Hungary Government International Bond, 6.000%, 11/24/23	968,950	0.7
HUF 917,860,000		Hungary Government International Bond, 7.000%, 06/24/22	4,062,739	2.8
			6,361,552	4.4

		Malaysia: 4.6%
MYR 18,800,000		Malaysia Government Bond, 4.392%, 04/15/26	6,564,239	4.6

		Mexico: 4.4%
MXN 16,500,000		Mexican Bonos, 6.500%, 06/09/22	1,493,757	1.0
MXN 30,200,000		Mexican Bonos, 8.500%, 11/18/38	3,311,845	2.3
MXN 16,000,000		Mexican Bonos, 8.500%, 12/13/18	1,539,758	1.1
			6,345,360	4.4

		Nigeria: 1.3%
NGN 36,000,000		Nigeria Government Bond, 7.000%, 10/23/19	186,710	0.1
NGN 114,700,000	Z	Nigeria Government Bond, 11.080%, 10/10/13	682,856	0.5
NGN 74,000,000	Z	Nigeria Government Bond, 11.440%, 09/26/13	441,610	0.3
NGN 21,860,000		Nigeria Government Bond, 16.390%, 01/27/22	179,981	0.1
NGN 60,400,000	Z	Nigeria Treasury Bill, 8.750%, 05/02/13	378,012	0.3
NGN 1,000,000	Z	Nigeria Treasury Bill, 10.650%, 05/09/13	6,235	0.0
			1,875,404	1.3

		Peru: 3.5%
PEN 3,920,000	#	Peruvian Government International Bond, 7.840%, 08/12/20	1,910,660	1.3
PEN 300,000	#	Peruvian Government International Bond, 8.200%, 08/12/26	162,272	0.1
PEN 6,200,000	#	Peruvian Government International Bond, 8.600%, 08/12/17	2,995,629	2.1
			5,068,561	3.5

		Philippines: 1.1%
PHP 61,000,000		Philippine Government International Bond, 3.900%, 11/26/22	1,634,545	1.1

		Poland: 11.9%
PLN 3,150,000		Poland Government Bond, 4.000%, 10/25/23	973,755	0.7
PLN 40,000,000		Poland Government Bond, 5.000%, 04/25/16	12,924,777	9.0
PLN 3,200,000		Poland Government Bond, 5.750%, 04/25/29	1,168,683	0.8
PLN 6,000,000		Poland Government International Bond, 5.750%, 09/23/22	2,108,896	1.4
			17,176,111	11.9

		Romania: 1.0%
RON 4,800,000		Romania Government Bond, 6.000%, 04/30/16	1,416,146	1.0

		Russia: 9.8%
RUB 30,000,000	#	AHML Finance, 7.750%, 02/13/18	971,390	0.7
RUB 160,000,000		Russian Federal Bond — OFZ, 7.500%, 03/15/18	5,432,841	3.7
RUB 223,048,000		Russian Federal Bond — OFZ, 8.150%, 02/03/27	7,756,539	5.4
			14,160,770	9.8

See Accompanying Notes to Financial Statements

11

SUMMARY PORTFOLIO OF INVESTMENTS
AS OF MARCH 31, 2013 (CONTINUED)

ING EMERGING MARKETS LOCAL
CURRENCY DEBT FUND

Principal Amount†			Value	Percentage of Net Assets

		Singapore: 4.1%
SGD 7,300,000		Singapore Government Bond, 1.625%, 04/01/13	$5,885,642	4.1

		South Africa: 7.5%
ZAR 73,439,400		South Africa Government Bond, 6.250%, 03/31/36	6,412,428	4.5
ZAR 3,251,200		South Africa Government Bond, 6.500%, 02/28/41	287,392	0.2
ZAR 9,428,500		South Africa Government Bond, 8.750%, 02/28/48	1,077,774	0.7
ZAR 22,000,000		South Africa Government Bond, 10.500%, 12/21/26	3,031,128	2.1
			10,808,722	7.5

		Thailand: 4.7%
THB 26,820,000		Thailand Government Bond, 3.125%, 12/11/15	921,803	0.6
THB 170,000,000		Thailand Government Bond, 3.650%, 12/17/21	5,905,330	4.1
			6,827,133	4.7

		Turkey: 10.2%
TRY 19,000,000		Turkey Government Bond, 9.000%, 03/08/17	11,446,416	8.0
TRY 4,980,000		Turkey Government Bond, 9.500%, 01/12/22	3,206,599	2.2
			14,653,015	10.2

		Total Foreign Government Bonds (Cost $106,230,835)	106,571,447	73.9

CREDIT-LINKED NOTES: 13.3%
		Colombia: 2.5%
3,625,000	#	Citigroup Funding, Inc., (Republic of Colombia), 7.500%, 08/27/26	3,666,086	2.5

		Indonesia: 9.7%
IDR 56,500,000,000	#	Deutsche Bank AG, (Republic of Indonesia), 8.250%, 06/17/32	6,925,007	4.8
IDR 64,500,000,000	#	JPMorgan Chase & Co., (Republic of Indonesia), 6.250%, 04/17/17	7,001,909	4.9
			13,926,916	9.7

		Nigeria: 1.1%
NGN 190,000,000	#	Citigroup Funding, Inc., (Federal Republic of Nigeria), 16.390%, 01/31/22	1,533,182	1.1

		Total Credit-Linked Notes (Cost $19,293,057)	19,126,184	13.3

		Total Investments in Securities (Cost $128,693,385)	$128,848,027	89.4
		Assets in Excess of Other Liabilities	15,274,465	10.6
		Net Assets	$144,122,492	100.0

†	Unless otherwise indicated, principal amount is shown in USD.

#	Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.

BRL	Brazilian Real

CZK	Czech Koruna

DOP	Dominican Peso

HUF	Hungarian Forint

IDR	Indonesian Rupiah

MXN	Mexican Peso

MYR	Malaysian Ringgit

NGN	Nigerian Naira

PEN	Peruvian Nuevo Sol

PHP	Philippine Peso

PLN	Polish Zloty

RON	Romanian New Leu

RUB	Russian Ruble

SGD	Singapore Dollar

THB	Thai Baht

TRY	Turkish New Lira

ZAR	South African Rand

Cost for federal income tax purposes is $128,798,249.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$2,268,901
Gross Unrealized Depreciation	(2,219,123)
Net Unrealized Appreciation	$49,778

Sector Diversification	Percentage of Net Assets
Foreign Government Bonds	73.9%
Credit-Linked Notes	13.3
Financials	2.2
Assets in Excess of Other Liabilities	10.6
Net Assets	100.0%

See Accompanying Notes to Financial Statements

12

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 9. Submission of Matters to a Vote of Security Holders.

Nominating Committee. The Nominating Committee operates pursuant to a Charter approved by the Board. The primary purpose of the Nominating Committee is to consider, evaluate and make recommendations to the Board with respect to the nomination and selection of Independent Trustees. In evaluating candidates, the Nominating Committee may consider a variety of factors, but specific qualifications of candidates for Board membership will be based on the needs of the Board at the time of nomination.

The Nominating Committee is willing to consider nominations received from shareholders and shall assess shareholder nominees in the same manner as it reviews nominees it identifies. A shareholder nominee for director should be submitted in writing to the Fund’s Secretary. Any such shareholder nomination should include sufficient background information concerning the candidate and should be received in a timely manner. At a minimum, the following information as to each individual proposed for nomination as director should be included: the individual’s written consent to be named in the proxy statement as a nominee (if nominated) and to serve as a director (if elected), and all information relating to such individual that is required to be disclosed in a solicitation of proxies for election of directors, or is otherwise required, in each case under applicable federal securities laws, rules and regulations.

The Secretary shall submit all nominations received in a timely manner to the Nominating Committee. To be timely, any such submission must be delivered to the Fund’s Secretary not earlier than the 90th day prior to such meeting and not later than the close of business on the later of the 60th day prior to such meeting or the 10th day following the day on which public announcement of the date of the meeting is first made, by either disclosure in a press release or in a document publicly filed by the Fund with the SEC.

In evaluating a candidate for the position of Independent Trustee, including any candidate recommended by shareholders of the Fund, the Nominating Committee shall consider the following: (i) the candidate’s knowledge in matters relating to the mutual fund industry; (ii) any experience possessed by the candidate as a director or senior officer of other public companies; (iii) the candidate’s educational background, reputation for high ethical standards and professional integrity; (iv) any specific financial, technical or other expertise possessed by the candidate, and the extent to which such expertise would complement the Board’s existing mix of skills, core competencies and qualifications; (v) the candidate’s perceived ability to contribute to the ongoing functions of the Board, including the candidate’s ability and commitment to attend meetings regularly and work collaboratively with other members of the Board; (vi) the candidate’s ability to qualify as an Independent Trustee for purposes of the 1940 Act; and (vii) such other factors as the Committee determines to be relevant in light of the existing composition of the Board and any anticipated vacancies. Prior to making a final recommendation to the Board, the Committee shall conduct personal interviews with those candidates it concludes are the most qualified candidates.

Item 10. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-CSR are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-CSR and the officer certifications of such Form N-CSR.

(b)	There were no significant changes in the registrant’s internal controls that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 11. Exhibits.

(a) (1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.

(a) (2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

(b)	The officer certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.906CERT

(3)	Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): ING Separate Portfolios (SPorts) Trust

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date: June 6, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date: June 6, 2013

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date: June 6, 2013